UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
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(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Address of principal executive offices) (Zip code)

GORDON M. SHONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-2168
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Date of fiscal year end: 12/31
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Date of reporting period: 6/30/08
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ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared three semiannual reports to shareholders for the period ended June 30, 2008. The first report applies to the 5 Lifestyle Portfolios, the second report applies to the Retirement Distribution Portfolio and the third report applies to the Retirement Rising Distribution Portfolio.

John Hancock
MUTUAL FUNDS

John Hancock
Lifestyle Portfolios

Semiannual Report
6.30.08

John Hancock

Lifestyle Aggressive Portfolio

Goal and strategy

The Portfolio seeks long-term growth of capital. Current income is not a consideration. To pursue this goal, the Portfolio, which is a fund-of-funds, normally invests 100% of its assets in underlying funds that invest primarily in equity securities.

Asset Allocation

Equity	% of Total

U.S. Large Cap	45%

U.S. Mid Cap	12%

U.S. Small Cap	11%

International Large Cap	21%

International Small Cap	5%

Emerging Markets	3%

Natural Resources	3%

As a percentage of net assets on June 30, 2008.

Portfolio results

For the six months ended June 30, 2008, John Hancock Lifestyle Aggressive Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares returned –10.64%, –11.03%, –10.97%, –10.86%, –10.74%, –10.63%, –10.78%, –10.65%, –10.52% and –10.47%, respectively, at net asset value. In comparison, the Portfolio’s benchmark index —the Standard & Poor’s 500 Index — returned –11.91% during the same period.

Performance review

Despite the negative absolute results, asset allocation accounted for most of the Portfolio’s relative outperformance versus its benchmark during the period, with the largest boosts coming from mid-cap, international and natural resources equities. A tilt in favor of growth stocks over value stocks also aided performance, as growth stocks had a significant edge over value shares across all capitalization groups. Conversely, performance was dampened by challenging results from select individual managers.

Individual funds that aided performance included large-cap value holding Value & Restructuring (Columbia), which stood out because of an overweighting in the strong-performing energy sector. In the case of another contributor, Small Company Value (T. Rowe Price), positive factors included overweighting energy, underweighting financials and strong stock picking in several other sectors. Natural Resources (Wellington) had a positive impact as well, outperforming due to an overweighting in energy names and an underweighting in the weak-performing paper and forest products segment.

Funds that detracted from the Portfolio’s results included Core Equity (Legg Mason), a large-cap blend holding. The fund’s positions in the weak-performing financial sector continued to drag down its results. International Value (Templeton) also struggled, mainly due to an underweighting and unfavorable stock selection in the materials sector. Lastly, performance was hurt by Emerging Growth (MFC Global U.S.), which underperformed because of an underweighting in energy and weak stock selection, particularly in industrials and technology.

This commentary reflects the views of the portfolio managers through the end of the Portfolio’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE ... AND WHAT’S BEHIND THE NUMBERS

Value & Restructuring	▲	Overweighting in energy
(Columbia)

Natural Resources	▲	Overweighting energy, underweighting paper and forest products
(Wellington)

Core Equity	▼	Exposure to financials
(Legg Mason)

4	Lifestyle Portfolios | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in two comparable indices.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]

Period beginning	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05

Without sales charge	11,581	11,595	10,463	10,524	10,569	11,766	11,838	11,921	11,957

With maximum sales charge	11,281	11,595	10,463	10,524	10,569	11,766	11,838	11,921	11,957

S&P 500 Index	11,334	11,334	10,040	10,040	10,040	11,334	11,334	11,334	11,368

MSCI EAFE Gross Index[2]	13,580	13,580	11,020	11,020	11,020	13,580	13,580	13,580	13,580

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ending June 30, 2008

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]

Inception	10-18-05	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05

Since inception	12.22%	12.81%	15.95%	4.63%	5.24%	5.69%	17.66%	18.38%	19.21%	19.57%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until May 1, 2009. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class B — 2.28%, Class C — 2.24%, Class R — 2.01%, Class R1 — 1.65%, Class R2 — 1.45%, Class R3 — 1.74%, Class R4 — 1.47%, Class R5 — 1.16% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class B — 2.30%, Class C — 2.25%, Class R — 4.59%, Class R1 — 4.47%, Class R2 — 3.55%, Class R3 — 2.14%, Class R4 — 1.89%, Class R5 — 2.04% . For the other classes, the net expenses equal the gross expenses and are as follows: Class A — 1.52%, Class 1 — 1.04% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening price (prior day’s close) on inception date.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

2 Index as of closest month end to inception date.

Semiannual report | Lifestyle Portfolios	5

John Hancock

Lifestyle Growth Portfolio

Goal and strategy

The Portfolio seeks long-term growth of capital. Current income is also a consideration. To pursue this goal, the Portfolio, which is a fund-of-funds, normally invests approximately 80% of its assets in underlying funds that invest primarily in equity securities and approximately 20% of its assets in underlying funds that invest primarily in fixed-income securities.

Asset Allocation

Equity	% of Total

U.S. Large Cap	47%

U.S. Mid Cap	5%

U.S. Small Cap	4%

International Large Cap	14%

International Small Cap	3%

Real Estate	3%

Emerging Markets	2%

Natural Resources	2%

Fixed Income	% of Total

Intermediate Bond	4%

Multi-Sector Bond	4%

High Yield Bond	6%

Treasury Inflation-
Protected Securities	3%

Global Bond	1%

Bank Loan	2%

As a percentage of net assets on June 30, 2008.

Portfolio results

For the six months ended June 30, 2008, John Hancock Lifestyle Growth Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 shares returned –8.97%, –9.36%, –9.30%, –9.26%, –9.14%, –8.96%, –9.12%, –8.98%, –8.84%, –8.80% and –8.74%, respectively, at net asset value. In comparison, the Portfolio’s benchmark — a blended index combining 80% S&P 500 Index and 20% Lehman Brothers U.S. Aggregate Index — returned –9.32% during the same period.

Performance review

Despite the negative absolute results, asset allocation accounted for most of the Portfolio’s relative outperformance versus its benchmark during the period, with the largest boosts coming from natural resources, international and mid-cap equities. A tilt in favor of growth over value also aided performance, as growth stocks had a significant edge over value shares across all capitalization groups. Conversely, performance was dampened by challenging results from select individual managers.

Individual funds that aided performance included large-cap value holding Value & Restructuring (Columbia), which stood out because of an overweighting in the strong-performing energy sector. In the case of another contributor, Small Company Value (T. Rowe Price), positive factors included overweighting energy, underweighting financials and strong stock picking in several other sectors. Natural Resources (Wellington) had a positive impact as well, outperforming due to an overweighting in energy names and an underweighting in the weak-performing paper and forest products segment.

Funds that detracted from the Portfolio’s results included Core Equity (Legg Mason), a large-cap blend holding. The fund’s positions in the weak-performing financial sector continued to drag down its results. U.S. Multi Sector (GMO), another large-cap blend fund, also had a negative impact, in that case due to poor performance from holdings in the health care, energy and financials sectors. Lastly, performance was hurt by International Value (Templeton), which was hampered by an underweighting and unfavorable stock selection in the materials sector.

This commentary reflects the views of the portfolio managers through the end of the Portfolio’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE ... AND WHAT’S BEHIND THE NUMBERS

Value & Restructuring	▲	Overweighting in energy
(Columbia)

Natural Resources	▲	Overweighting energy, underweighting paper and forest products
(Wellington)

Core Equity	▼	Exposure to financials
(Legg Mason)

6	Lifestyle Portfolios | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended Index.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]	Class 5[1]

Period beginning	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	7-3-06

Without sales charge	11,360	11,369	10,399	10,452	10,492	11,518	11,597	11,687	11,722	10,773

With maximum sales charge	11,060	11,369	10,399	10,452	10,492	11,518	11,597	11,687	11,722	10,773

Index [2,3]	11,255	11,255	10,138	10,138	10,138	11,255	11,255	11,255	11,255	10,675

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ending June 30, 2008

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]	Class 5[1]

Inception	10-18-05	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	7-3-06

Since inception	10.08%	10.60%	13.69%	3.99%	4.52%	4.92%	15.18%	15.97%	16.87%	17.22%	7.73%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until May 1, 2009. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.41%, Class B — 2.17%, Class R — 1.94%, Class R1 — 1.61%, Class R2 — 1.50%, Class R3 — 1.68%, Class R4 — 1.41%, Class R5 — 1.09% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.42%, Class B — 2.18%, Class R — 6.15%, Class R1 — 3.30%, Class R2 — 4.06%, Class R3 — 1.86%, Class R4 — 1.52%, Class R5 — 1.42% . For the other classes, the net expenses equal the gross expenses and are as follows: Class C — 2.13%, Class 1 — 0.99%, Class 5 — 0.94%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening (prior day’s close) on the inception date.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 share prospectuses.

2 Index as of closest month end to inception date.

3 The blended index is comprised of 80% of the Standard & Poor’s 500 Index and 20% of the Lehman Brothers Aggregate Bond Index.

Semiannual report | Lifestyle Portfolios	7

John Hancock

Lifestyle Balanced Portfolio

Goal and strategy

The Portfolio seeks a balance between a high level of current income and growth of capital, with greater emphasis on growth of capital. To pursue this goal, the Portfolio, which is a fund-of-funds, normally invests approximately 60% of its assets in underlying funds that invest primarily in equity securities and approximately 40% of its assets in underlying funds that invest primarily in fixed-income securities.

Asset Allocation

Equity	% of Total

U.S. Large Cap	37%

U.S. Mid Cap	2%

U.S. Small Cap	2%

International Large Cap	8%

International Small Cap	2%

Real Estate	4%

Emerging Markets	3%

Natural Resources	2%

Fixed Income	% of Total

Intermediate Bond	9%

Multi-Sector Bond	9%

High Yield Bond	14%

Treasury Inflation-
Protected Securities	4%

Global Bond	2%

Bank Loan	2%

As a percentage of net assets on June 30, 2008.

Portfolio results

For the six months ended June 30, 2008, the John Hancock Lifestyle Balanced Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 shares returned –6.98%, –7.30%, –7.27%, –7.25%, –7.12%, –7.02%, –7.11%, –6.98%, –6.78%, –6.78% and –6.77%, respectively, at net asset value. In comparison, the Portfolio’s benchmark index —a blended index combining 60% S&P 500 Index and 40% Lehman Brothers U.S. Aggregate Index — returned –6.71% during the same period.

Performance review

Performance was dampened by challenging results from select individual managers. Conversely, asset allocation contributed to performance with the largest boosts coming from natural resources, international blend and mid cap. A tilt in favor of growth over value also modestly aided performance, as growth stocks had a significant edge over value shares across all capitalization groups.

Funds that detracted from the Portfolio’s results included Core Equity (Legg Mason), a large-cap blend holding. The fund’s positions in the weak-performing financial sector continued to drag down its results. Blue Chip Growth (T. Rowe Price), one of the Portfolio’s largest holdings, suffered from an overweighting in the financials sector and poor performance from holdings in the technology and consumer discretionary sectors. On the fixed-income side, High Income (MFC Global U.S.) was a detractor.

Conversely, funds that aided performance included large-cap value holding Value & Restructuring (Columbia), due to an overweighting in the strong-performing energy sector. In the case of another contributor, Small Company Value (T. Rowe Price), positive factors included overweighting energy, underweighting financials and strong stock picking in several other sectors. Natural Resources (Wellington) had a positive impact as well, outperforming due to an overweighting in energy names and an underweighting in the weak-performing paper and forest products segment.

This commentary reflects the views of the portfolio managers through the end of the Portfolio’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE ... AND WHAT’S BEHIND THE NUMBERS

Core Equity	▼	Exposure to financials

Blue Chip Growth	▼	Overweighted financials, weak picks in technology and consumer
(T. Rowe Price)		discretionary

Value & Restructuring	▲	Overweighting in energy
(Columbia)

8	Lifestyle Portfolios | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended index.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]	Class 5[1]

Period beginning	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	7-3-06

Without sales charge	11,295	11,323	10,431	10,478	10,514	11,463	11,540	11,629	11,651	10,889

With maximum sales charge	10,995	11,323	10,431	10,478	10,514	11,463	11,540	11,629	11,651	10,889

Index[2,3]	11,326	11,326	10,355	10,355	10,355	11,326	11,326	11,326	11,326	10,865

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ending June 30, 2008

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]	Class 5[1]

Inception	10-18-05	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	7-3-06

Since inception	9.52%	9.95%	13.23%	4.31%	4.78%	5.14%	14.63%	15.40%	16.29%	16.51%	8.89%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until May 1, 2009. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.36%, Class C — 2.07%, Class R — 1.93%, Class R1 — 1.64%, Class R2 — 1.42%, Class R3 — 1.62%, Class R4 — 1.37%, Class R5 — 1.07% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.37%, Class C — 2.08%, Class R — 5.35%, Class R1 — 8.21%, Class R2 — 3.70%, Class R3 — 1.71%, Class R4 — 1.44%, Class R5 — 1.29% . For the other classes, the net expenses equal the gross expenses and are as follows: Class B — 2.16%, Class 1 — 0.97%, Class 5 — 0.92%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening price (prior day’s close) on the inception date.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 share prospectuses.

2 Index as of closest month end to inception date.

3 The blended index is comprised of 60% of the Standard & Poor’s 500 Index and 40% of the Lehman Brothers Aggregate Bond Index.

Semiannual report | Lifestyle Portfolios	9

John Hancock

Lifestyle Moderate Portfolio

Goal and strategy

The Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. To pursue this goal, the Portfolio, which is a fund-of-funds, normally invests approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 40% of its assets in underlying funds that invest primarily in equity securities.

Asset Allocation

Equity	% of Total

U.S. Large Cap	21%

U.S. Mid Cap	2%

U.S. Small Cap	3%

International Large Cap	10%

Real Estate	3%

Fixed Income	% of Total

Intermediate Bond	24%

Multi-Sector Bond	14%

High Yield Bond	13%

Treasury Inflation-
Protected Securities	3%

Global Bond	4%

Bank Loan	3%

As a percentage of net assets on June 30, 2008.

Portfolio results

For the six months ended June 30, 2008, John Hancock Lifestyle Moderate Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 shares returned –4.98%, –5.40%, –5.30%, –5.26%, –5.10%, –4.97%, –5.20%, –4.99%, –4.84%, –4.75% and –4.81%, respectively, at net asset value. In comparison, the Portfolio’s benchmark index —a blended index combining 40% S&P 500 Index and 60% Lehman Brothers U.S. Aggregate Index — returned –4.10% during the same period.

Performance review

Performance was dampened by challenging results from select individual managers. Conversely, asset allocation added value during the period, with the largest boosts coming from global bonds, international blend and TIPS (Treasury Inflation-Protected Securities). A tilt in favor of growth stocks over value stocks also modestly aided performance, as growth stocks had a significant edge over value shares across all capitalization groups.

Funds that detracted from the Portfolio’s results included Core Equity (Legg Mason), a large-cap blend holding. The fund’s positions in the weak-performing financial sector continued to drag down its results. Performance also was hurt by International Value (Templeton), which was hampered by an underweighting and unfavorable stock selection in the materials sector. In the fixed-income area, the Portfolio’s results were held back by two intermediate-term bond funds: Spectrum Income (T. Rowe Price) and Active Bond (MFC Global U.S. /Declaration).

Conversely, large-cap value holding Value & Restructuring (Columbia) contributed to performance because of an overweighting in the strong-performing energy sector. In the case of another contributor, Small Company Value (T. Rowe Price), positive factors included overweighting energy, underweighting financials and strong stock picking in several other sectors. Mid Cap Index (MFC Global U.S.A.) had a positive impact as well.

This commentary reflects the views of the portfolio managers through the end of the Portfolio’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE ... AND WHAT’S BEHIND THE NUMBERS

Core Equity	▼	Exposure to financials
(Legg Mason)

International Value	▼	Underweighting and unfavorable picks in materials
(Templeton)

Value & Restructuring	▲	Overweighting in energy
(Columbia)

10	Lifestyle Portfolios | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended index.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]	Class 5[1]

Period beginning	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	7-3-06

Without sales charge	11,041	11,070	10,411	10,469	10,514	11,223	11,295	11,384	11,409	10,868

With maximum sales charge	10,745	11,070	10,411	10,469	10,514	11,223	11,295	11,384	11,409	10,868

Index[2,3]	11,381	11,381	10,563	10,563	10,563	11,381	11,381	11,381	11,381	11,044

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ending June 30, 2008

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]	Class 5[1]

Inception	10-18-05	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	7-3-06

Since inception	7.15%	7.45%	10.70%	4.11%	4.69%	5.14%	12.23%	12.95%	13.84%	14.09%	8.68%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until May 1, 2009. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class B — 2.18%, Class R — 1.89%, Class R1 — 1.54%, Class R2 — 1.28%, Class R3 — 1.66%, Class R4 — 1.37%, Class R5 — 1.04%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class B — 2.26%, Class R — 7.15%, Class R1 — 4.93%, Class R2 — 19.95%, Class R3 — 2.34%, Class R4 — 1.96%, Class R5 — 1.80%. For the other classes, the net expenses equal the gross expenses and are as follows: Class A – 1.36%, Class C — 2.07%, Class 1 — 0.94%, Class 5 — 0.89%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening price (prior day’s close) on the inception date.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 share prospectuses.

2 Index as of closest month end to inception date.

3 The blended index is comprised of 40% of the Standard & Poor’s 500 Index and 60% of the Lehman Brothers Aggregate Bond Index.

Semiannual report | Lifestyle Portfolios	11

John Hancock

Lifestyle Conservative Portfolio

Goal and strategy

The Portfolio seeks a high level of current income, with some consideration given to growth of capital. To pursue this goal, the Portfolio, which is a fund-of-funds, normally invests approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 20% of its assets in underlying funds that invest primarily in equity securities.

Asset Allocation

Equity	% of Total

U.S. Large Cap	12%

International Large Cap	3%

Real Estate	5%

Fixed Income	% of Total

Short-Term Bond	9%

Intermediate Bond	32%

Multi-Sector Bond	17%

High Yield Bond	9%

Treasury Inflation-
Protected Securities	3%

Global Bond	6%

Bank Loan	4%

As a percentage of net assets on June 30, 2008.

Portfolio results

For the six months ended June 30, 2008, John Hancock Lifestyle Conservative Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares returned –2.44%, –2.79%, –2.84%, –2.72%, –2.57%, –2.47%, –2.58%, –2.44%, –2.30% and –2.20%, respectively, at net asset value. In comparison, the Portfolio’s benchmark index — a blended index combining 20% S&P 500 Index and 80% Lehman Brothers U.S. Aggregate Index — returned –1.49% during the same period.

Performance review

Performance was dampened by challenging results from select individual managers. Conversely, asset allocation added value during the period, with the largest boosts coming from global bonds, TIPS (Treasury Inflation-Protected Securities) and domestic REITs (real estate investment trusts).

Factors that detracted from the Portfolio’s results included a large position in U.S. Government Securities (WAMCO), a short-term bond holding, and two intermediate-term bond funds: Active Bond (MFC Global U.S. /Declaration) and Spectrum Income (T. Rowe Price). High Income (MFC Global U.S.) was also a detractor. Meanwhile, Global Real Estate (Deutsche) was weighed down by weak overall security selection, a heavier emphasis on Asia and a relatively light exposure to Europe.

Conversely, large-cap value holding Value & Restructuring (Columbia) contributed to performance because of an overweighting in the strong-performing energy sector. The Portfolio also benefited from a stake in Total Return (PIMCO), which added value due to its concentration in high-quality bonds and avoidance of the major problem areas within fixed income.

This commentary reflects the views of the portfolio managers through the end of the Portfolio’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE ... AND WHAT’S BEHIND THE NUMBERS

High Income	▼	Hurt by exposure to airlines, gaming and wireless
(MFC Global U.S.)		communications industries

Global Real Estate	▼	Weak stock picking, overweighting Asia, underweighting Europe
(Deutsche)

Value & Restructuring	▲	Overweighting in energy
(Columbia)

12	Lifestyle Portfolios | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended index.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]

Period beginning	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05

Without sales charge	11,025	11,022	10,551	10,607	10,642	11,201	11,259	11,352	11,379

With maximum sales charge	10,731	11,022	10,551	10,607	10,642	11,201	11,259	11,352	11,379

Index[2,3]	11,420	11,420	10,761	10,761	10,761	11,420	11,420	11,420	11,420

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ending June 30, 2008

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]

Inception	10-18-05	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05

Since inception	6.82%	7.31%	10.22%	5.51%	6.07%	6.42%	12.01%	12.59%	13.52%	13.79%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until May 1, 2009. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.34%, Class B — 2.12%, Class R — 1.81%, Class R1 — 1.51%, Class R2 — 1.33%, Class R3 — 1.61%, Class R4 — 1.33%, Class R5 — 1.02%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.35%, Class B — 2.34%, Class R — 14.64%, Class R1 — 10.49%, Class R2 — 8.39%, Class R3 — 2.69%, Class R4 — 2.26%, Class R5 — 4.22%. For the other classes, the net expenses equal the gross expenses and are as follows: Class C — 2.08%, Class 1 — 0.91%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening price (prior day’s close) on the inception date.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

2 Index as of closest month end to inception date.

3 The blended index is comprised of 20% of the Standard & Poor’s 500 Index and 80% of the Lehman Brothers Aggregate Bond Index.

Semiannual report | Lifestyle Portfolios	13

Your expenses

As a shareholder of John Hancock Funds II Lifestyle Portfolios, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Portfolio expenses. In addition to the operating expenses that the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the Portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and the Portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2008 through June 30, 2008).

Actual expenses:

The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	Lifestyle Portfolios | Semiannual report

Shareholder expense example chart

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		1-1-08	6-30-08	1-1-08–6-30-08	Expense Ratio[2,3]
Lifestyle Aggressive

Class A	Actual	$1,000.00	$893.60	$2.78	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.97	0.59%

Class B	Actual	1,000.00	889.70	6.34	1.35%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.20	6.77	1.35%

Class C	Actual	1,000.00	890.30	6.11	1.30%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.40	6.52	1.30%

Class R	Actual	1,000.00	891.40	5.13	1.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.47	1.09%

Class R1	Actual	1,000.00	892.60	3.44	0.73%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.67	0.73%

Class R2	Actual	1,000.00	893.70	2.35	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.51	0.50%

Class R3	Actual	1,000.00	892.20	3.76	0.80%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	4.02	0.80%

Class R4	Actual	1,000.00	893.50	2.35	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.51	0.50%

Class R5	Actual	1,000.00	894.80	1.08	0.23%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.70	1.16	0.23%

Class 1	Actual	1,000.00	895.30	0.52	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%

Lifestyle Growth

Class A	Actual	$1,000.00	$910.30	$2.52	0.53%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.66	0.53%

Class B	Actual	1,000.00	906.40	6.16	1.30%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.40	6.52	1.30%

Class C	Actual	1,000.00	907.00	5.88	1.24%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.70	6.22	1.24%

Class R	Actual	1,000.00	907.40	5.22	1.10%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.52	1.10%

Class R1	Actual	1,000.00	908.60	3.51	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.72	0.74%

Class R2	Actual	1,000.00	910.40	3.04	0.64%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.22	0.64%

Class R3	Actual	1,000.00	908.80	3.70	0.78%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.92	0.78%

Class R4	Actual	1,000.00	910.20	2.33	0.49%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.46	0.49%

Class R5	Actual	1,000.00	911.60	1.00	0.21%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.06	0.21%

Class 1	Actual	1,000.00	912.00	0.52	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%

Class 5	Actual	1,000.00	912.60	0.29	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.30	0.06%

Semiannual report | Lifestyle Portfolios	15

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		1-1-08	6-30-08	1-1-08–6-30-08	Expense Ratio[2,3]
Lifestyle Balanced

Class A	Actual	$1,000.00	$930.20	$2.40	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.51	0.50%

Class B	Actual	1,000.00	927.00	6.23	1.30%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.40	6.52	1.30%

Class C	Actual	1,000.00	927.30	5.80	1.21%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.07	1.21%

Class R	Actual	1,000.00	927.50	5.37	1.12%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.62	1.12%

Class R1	Actual	1,000.00	928.80	3.88	0.81%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.07	0.81%

Class R2	Actual	1,000.00	929.80	3.12	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.27	0.65%

Class R3	Actual	1,000.00	928.90	3.55	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.72	0.74%

Class R4	Actual	1,000.00	930.20	2.35	0.49%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.46	0.49%

Class R5	Actual	1,000.00	932.20	0.96	0.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	1.01	0.20%

Class 1	Actual	1,000.00	932.20	0.53	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%

Class 5	Actual	1,000.00	932.30	0.29	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.30	0.06%

Lifestyle Moderate

Class A	Actual	$1,000.00	$950.20	$2.47	0.51%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.56	0.51%

Class B	Actual	1,000.00	946.00	6.53	1.35%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.20	6.77	1.35%

Class C	Actual	1,000.00	947.00	5.91	1.22%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.12	1.22%

Class R	Actual	1,000.00	947.40	5.33	1.10%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.52	1.10%

Class R1	Actual	1,000.00	949.00	3.44	0.71%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.57	0.71%

Class R2	Actual	1,000.00	950.30	2.23	0.46%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.31	0.46%

Class R3	Actual	1,000.00	948.00	3.97	0.82%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.12	0.82%

Class R4	Actual	1,000.00	950.10	2.47	0.51%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.56	0.51%

Class R5	Actual	1,000.00	951.60	1.02	0.21%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.06	0.21%

Class 1	Actual	1,000.00	952.50	0.53	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%

Class 5	Actual	1,000.00	951.90	0.29	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.30	0.06%

16	Lifestyle Portfolios | Semiannual report

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		1-1-08	6-30-08	1-1-08–6-30-08	Expense Ratio[2,3]

Lifestyle Conservative

Class A	Actual	$1,000.00	$975.60	$2.46	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.51	0.50%

Class B	Actual	1,000.00	972.10	6.52	1.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.20	6.67	1.33%

Class C	Actual	1,000.00	971.60	5.98	1.22%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.12	1.22%

Class R	Actual	1,000.00	972.80	5.05	1.03%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.17	1.03%

Class R1	Actual	1,000.00	974.30	3.53	0.72%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.62	0.72%

Class R2	Actual	1,000.00	975.30	3.34	0.68%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.42	0.68%

Class R3	Actual	1,000.00	974.20	3.78	0.77%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.87	0.77%

Class R4	Actual	1,000.00	975.60	2.51	0.51%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.56	0.51%

Class R5	Actual	1,000.00	977.00	1.08	0.22%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.11	0.22%

Class 1	Actual	1,000.00	978.00	0.54	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%

1 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182) and divided by 366 (to reflect the one-half year period).

2 Lifestyle Portfolios’ expense ratios do not include fees and expenses indirectly incurred by Portfolios from the underlying funds.

3 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

	Lifestyle	Lifestyle	Lifestyle	Lifestyle	Lifestyle
Period ended	Aggressive	Growth	Balanced	Moderate	Conservative
6/30/08	0.50%–1.26%	0.48%–1.14%	0.48%–1.14%	0.48%–1.26%	0.67%–1.08%

Semiannual report | Lifestyle Portfolios	17

F I N A N C I A L   S T A T E M E N T S

Portfolio’s investments

Investment companies

Underlying Funds’ Subadvisers

AIM Capital Management, Inc.	(AIM)

American Century Management, Inc.	(American Century)

BlackRock Investment Management, LLC	(BlackRock)
(formerly Mercury Advisors)

Columbia Management Advisors, LLC	(Columbia)

Davis Advisors	(Davis)

Declaration Management/	(Declaration)
John Hancock Advisers

Deutsche Asset Management	(Deutsche)

Dimensional Fund Advisors, Inc.	(DFA)

Epoch Investment Partners	(Epoch)

Franklin®Templeton®	(Templeton)

Grantham, Mayo, Van Otterloo & Co.	(GMO)

Independence Investment LLC	(Independence)

Jennison Associates LLC	(Jennison)

Legg Mason Funds Management, Inc.	(Legg Mason)

Lord, Abbett	(Lord, Abbett)

Marsico Capital Management, LLC	(Marsico)

MFC Global Investment Management	(MFC Global U.S.A.)
(U.S.A.) Limited

MFC Global Investment Management	(MFC Global U.S.)
(U.S.), LLC

Munder Capital Management	(Munder)

Pacific Investment Management Company	(PIMCO)

Rainier Investments Management, Inc.	(Rainier)

RiverSource Investments, LLC	(RiverSource)

SSgA Funds Management, Inc.	(SSgA)

Sustainable Growth Advisers, L.P.	(Sustainable Growth)

T. Rowe Price Associates, Inc.	(T. Rowe Price)

UBS Global Asset Management
(Americas) Inc.	(UBS)

Wellington Management Company, LLP	(Wellington)

Wells Capital Management, Inc.	(Wells Capital)

Western Asset Management Company	(WAMCO)

Lifestyle Aggressive Portfolio

Securities owned by the Portfolio on 6-30-08 (Unaudited)

Issuer	Shares	Value

Investment companies 100.02%

John Hancock Funds 1.99%

Small Cap Intrinsic Value (MFC Global U.S.) (c)	5,439,290	$68,426,264

John Hancock Funds II 88.89%

All Cap Core (Deutsche)	9,213,207	86,235,619

All Cap Value (Lord Abbett)	6,260,924	69,245,825

Blue Chip Growth (T. Rowe Price)	13,454,725	259,138,002

Capital Appreciation (Jennison)	16,742,222	174,119,109

Core Equity (Legg Mason)	11,819,046	126,109,222

Emerging Growth (MFC Global U.S.) (c)	2,671,265	35,020,287

Emerging Markets Value (DFA)	9,823,916	101,874,011

Equity-Income (T. Rowe Price)	4,346,119	68,234,067

Fundamental Value (Davis)	11,897,799	184,534,858

International Equity Index (SSgA)	5,077,854	102,978,877

International Opportunities (Marsico)	12,440,268	205,015,609

International Small Cap (Templeton)	5,056,443	85,555,014

International Small Company (DFA)	9,226,303	85,712,358

International Value (Templeton)	12,559,389	205,597,201

Large Cap (UBS)	5,078,156	68,351,979

Large Cap Value (BlackRock)	4,624,457	103,264,131

Mid Cap Index (MFC Global U.S.A.) (c)	3,794,219	69,813,626

Mid Cap Intersection (Wellington)	11,789,102	105,512,459

Mid Cap Stock (Wellington)	4,051,938	70,341,639

Mid Cap Value (Lord Abbett)	4,091,116	67,707,964

Mid Cap Value Equity (RiverSource)	3,372,517	33,725,165

Natural Resources (Wellington)	2,413,368	105,512,459

Optimized Value (MFC Global U.S.A.) (c)	7,911,820	102,220,716

Small Cap (Independence)	6,175,914	70,220,145

Small Cap Index (MFC Global U.S.A.) (c)	7,218,742	87,058,027

Small Company (American Century)	2,541,873	35,027,008

Small Company Value (T. Rowe Price)	3,071,991	72,560,430

U.S. Multi Sector (GMO)	14,615,733	137,241,731

Value & Restructuring (Columbia)	5,427,596	70,341,639

Vista (American Century)	5,157,012	70,341,639

		3,058,610,816

John Hancock Funds III 9.14%

International Core (GMO)	5,410,239	210,404,210

Rainier Growth (Rainier)	4,902,894	104,333,586

		314,737,796
Total investment companies
(Cost $3,523,761,069)		$3,441,774,876

Total investments
(Cost $3,523,761,069) 100.02%		$3,441,774,876

Liabilities in excess of other assets (0.02%)		(837,435)

Total net assets 100.00%		$3,440,937,441

Percentages are stated as a percent of net assets.

(c) The investment is an affiliate of the Fund, the adviser and/or subadviser.

See notes to financial statements

18	Lifestyle Portfolios | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Lifestyle Growth Portfolio

Securities owned by the Portfolio on 6-30-08 (Unaudited)

Issuer	Shares	Value

Investment companies 100.00%

John Hancock Funds 0.50%

Small Cap Intrinsic Value (MFC Global U.S.) (c)	3,939,837	$49,563,147

John Hancock Funds II 93.49%

All Cap Core (Deutsche)	47,424,904	443,897,101

All Cap Growth (AIM)	6,015,895	99,202,112

Blue Chip Growth (T. Rowe Price)	33,503,007	645,267,919

Capital Appreciation (Jennison)	47,323,934	492,168,917

Core Equity (Legg Mason)	24,723,544	263,800,215

Emerging Markets Value (DFA)	18,650,585	193,406,568

Equity-Income (T. Rowe Price)	18,540,585	291,087,186

Floating Rate Income (WAMCO)	21,065,215	210,652,146

Fundamental Value (Davis)	43,846,399	680,057,646

Global Bond (PIMCO)	6,752,139	104,725,676

Global Real Estate (Deutsche)	23,378,137	190,765,600

High Income (MFC Global U.S.) (c)	12,395,567	98,172,888

High Yield (WAMCO)	45,981,076	410,611,006

Index 500 (MFC Global U.S.A.) (c)	20,477,471	192,897,776

International Equity Index (SSgA)	9,686,651	196,445,282

International Opportunities (Marsico)	23,522,314	387,647,741

International Small Cap (Templeton)	5,755,411	97,381,561

International Small Company (DFA)	21,019,229	195,268,641

International Value (Templeton)	23,918,787	391,550,536

Large Cap (UBS)	7,222,962	97,221,075

Large Cap Value (BlackRock)	8,820,902	196,970,747

Mid Cap Index (MFC Global U.S.A.) (c)	2,590,198	47,659,648

Mid Cap Intersection (Wellington)	16,412,159	146,888,824

Mid Cap Stock (Wellington)	8,556,080	148,533,554

Mid Cap Value (Lord Abbett)	2,840,572	47,011,475

Mid Cap Value Equity (RiverSource)	4,699,546	46,995,464

Natural Resources (Wellington)	4,713,748	206,085,056

Optimized Value (MFC Global U.S.A.) (c)	29,869,394	385,912,567

Real Estate Equity (T. Rowe Price)	11,921,924	95,971,486

Real Return Bond (PIMCO)	22,001,963	309,127,583

Small Cap (Independence)	4,217,095	47,948,373

Small Cap Opportunities (Munder)	4,892,215	90,799,506

Small Company Growth (AIM)	4,461,509	51,396,578

Small Company Value (T. Rowe Price)	5,780,596	136,537,670

Spectrum Income (T. Rowe Price)	20,526,400	206,085,056

Strategic Bond (WAMCO)	9,776,086	102,942,185

Strategic Income (MFC Global U.S.) (c)	10,252,988	103,042,528

Total Return (PIMCO)	29,398,724	412,170,111

U.S. High Yield Bond (Wells Capital)	8,522,955	103,042,528

U.S. Multi Sector (GMO)	41,381,556	388,572,810

Value & Restructuring (Columbia)	15,506,892	200,969,321

Vista (American Century)	4,002,545	54,594,708

		9,211,485,370
John Hancock Funds III 6.01%

International Core (GMO)	10,174,554	395,688,414

Rainier Growth (Rainier)	9,231,290	196,441,842

		592,130,256
Total investment companies
(Cost $10,141,364,232)		$9,853,178,773

Total Investments 100.00%
(Cost $10,141,364,232)		$9,853,178,773

Liabilities in excess of other assets 0.00%		(373,882)

Total net assets 100.00%		$9,852,804,891

Percentages are stated as a percent of net assets.

(c) The investment is an affiliate of the Fund, the adviser and/or subadviser.

Lifestyle Balanced Portfolio

Securities owned by the Portfolio on 6-30-08 (Unaudited)

Issuer	Shares	Value

Investment companies 100.00%

John Hancock Funds II 95.05%

Active Bond (MFC Global U.S./Declaration) (c)	21,124,595	$193,712,534

All Cap Core (Deutsche)	20,149,006	188,594,699

Blue Chip Growth (T. Rowe Price)	37,932,080	730,571,866

Capital Appreciation (Jennison)	8,856,277	92,105,278

Core Bond (Wells Capital)	15,484,615	193,712,534

Core Equity (Legg Mason)	23,358,676	249,237,073

Emerging Markets Value (DFA)	21,816,273	226,234,755

Equity-Income (T. Rowe Price)	17,340,228	272,241,572

Floating Rate Income (WAMCO)	14,778,886	147,788,860

Fundamental Value (Davis)	23,328,594	361,826,498

Global Bond (PIMCO)	12,656,187	196,297,457

Global Real Estate (Deutsche)	33,072,988	269,875,582

High Income (MFC Global U.S.) (c)	23,289,993	184,456,744

High Yield (WAMCO)	97,003,422	866,240,561

Index 500 (MFC Global U.S.A.) (c)	28,934,314	272,561,240

International Opportunities (Marsico)	11,050,375	182,110,187

International Small Cap (Templeton)	5,385,614	91,124,594

International Small Company (DFA)	9,940,790	92,349,939

International Value (Templeton)	16,806,122	275,116,214

Large Cap (UBS)	13,527,029	182,073,806

Large Cap Value (BlackRock)	12,436,305	277,702,695

Mid Cap Index (MFC Global U.S.A.) (c)	4,853,328	89,301,241

Mid Cap Stock (Wellington)	5,528,699	95,978,215

Natural Resources (Wellington)	4,430,753	193,712,534

Optimized Value (MFC Global U.S.A.) (c)	14,029,658	181,263,178

Real Estate Equity (T. Rowe Price)	11,147,583	89,738,041

Real Return Bond (PIMCO)	27,574,738	387,425,068

Small Company Growth (AIM)	7,730,933	89,060,346

Small Company Value (T. Rowe Price)	5,389,370	127,296,927

Spectrum Income (T. Rowe Price)	48,235,193	484,281,335

Strategic Bond (WAMCO)	18,396,252	193,712,534

Strategic Income (MFC Global U.S.) (c)	19,274,879	193,712,534

Total Return (PIMCO)	34,542,178	484,281,335

U.S. High Yield Bond (Wells Capital)	20,940,735	253,173,486

U.S. Multi Sector (GMO)	29,208,902	274,271,589

Value & Restructuring (Columbia)	14,799,821	191,805,681

		8,874,948,732
John Hancock Funds III 4.95%

International Core (GMO)	7,164,829	278,640,209

Rainier Growth (Rainier)	8,627,021	183,583,011

		462,223,220
Total investment companies
(Cost $9,646,387,809)		$9,337,171,952

Total investments
(Cost $9,646,387,809) 100.00%		$9,337,171,952

Liabilities in excess of other assets 0.00%		(137,902)

Total net assets 100.00%		$9,337,034,050

Percentages are stated as a percent of net assets.

(c) The investment is an affiliate of the Fund, the adviser and/or subadviser.

See notes to financial statements

Semiannual report | Lifestyle Portfolios	19

F I N A N C I A L   S T A T E M E N T S

Lifestyle Moderate Portfolio

Securities owned by the Portfolio on 6-30-08 (Unaudited)

Issuer	Shares	Value

Investment companies 99.99%

John Hancock Funds II 94.10%

Active Bond (MFC Global U.S./Declaration) (c)	22,608,028	$207,315,613

Blue Chip Growth (T. Rowe Price)	5,230,978	100,748,631

Core Bond (Wells Capital)	4,169,897	52,165,409

Core Equity (Legg Mason)	6,338,804	67,635,037

Equity-Income (T. Rowe Price)	3,208,555	50,374,315

Floating Rate Income (WAMCO)	7,880,015	78,800,155

Fundamental Value (Davis)	6,495,721	100,748,631

Global Bond (PIMCO)	6,717,757	104,192,409

Global Real Estate (Deutsche)	6,054,699	49,406,344

High Income (MFC Global U.S.) (c)	12,532,031	99,253,684

High Yield (WAMCO)	14,331,687	127,981,966

Index 500 (MFC Global U.S.A.) (c)	5,347,592	50,374,315

International Equity Index (SSgA)	2,448,646	49,658,535

International Opportunities (Marsico)	2,997,958	49,406,344

International Value (Templeton)	3,018,103	49,406,344

Investment Quality Bond (Wellington)	4,501,493	51,902,209

Mid Cap Index (MFC Global U.S.A.) (c)	2,685,127	49,406,344

Real Estate Equity (T. Rowe Price)	3,068,717	24,703,172

Real Return Bond (PIMCO)	5,724,627	80,431,012

Small Company (American Century)	1,795,920	24,747,782

Small Company Growth (AIM)	2,144,373	24,703,172

Small Company Value (T. Rowe Price)	1,045,858	24,703,172

Spectrum Income (T. Rowe Price)	20,420,049	205,017,293

Strategic Bond (WAMCO)	7,300,844	76,877,887

Strategic Income (MFC Global U.S.) (c)	7,731,426	77,700,836

Total Return (PIMCO)	20,427,416	286,392,376

U.S. High Yield Bond (Wells Capital)	7,665,337	92,673,930

U.S. Multi Sector (GMO)	8,047,015	75,561,473

Value & Restructuring (Columbia)	3,890,024	50,414,706

		2,382,703,096

John Hancock Funds III 5.89%

Global Shareholder Yield (Epoch)	5,352,800	49,406,344

International Core (GMO)	2,567,589	99,853,547

		149,259,891
Total investment companies
(Cost $2,596,704,948)		$2,531,962,987

Total investments
(Cost $2,596,704,948) 99.99%		$2,531,962,987

Other assets in excess of liabilities 0.01%		248,664

Total net assets 100.00%		$2,532,211,651

Percentages are stated as a percent of net assets.

(c) The investment is an affiliate of the Fund, the adviser and/or subadviser.

Lifestyle Conservative Portfolio

Securities owned by the Portfolio on 6-30-08 (Unaudited)

Issuer	Shares	Value

Investment companies 100.03%

John Hancock Funds II 96.07%

Active Bond (MFC Global U.S./Declaration) (c)	19,128,341	$175,406,884

Blue Chip Growth (T. Rowe Price)	1,780,812	34,298,446

Core Bond (Wells Capital)	2,810,457	35,158,811

Equity-Income (T. Rowe Price)	3,281,101	51,513,291

Floating Rate Income (WAMCO)	7,037,512	70,375,124

Fundamental Value (Davis)	3,310,661	51,348,349

Global Bond (PIMCO)	6,766,004	104,940,721

Global Real Estate (Deutsche)	8,427,137	68,765,435

High Income (MFC Global U.S.) (c)	4,336,087	34,341,807

High Yield (WAMCO)	7,790,833	69,572,142

International Value (Templeton)	1,054,688	17,265,239

Investment Quality Bond (Wellington)	7,619,413	87,851,827

Real Estate Equity (T. Rowe Price)	2,130,338	17,149,223

Real Return Bond (PIMCO)	3,753,610	52,738,217

Spectrum Income (T. Rowe Price)	15,592,190	156,545,589

Strategic Bond (WAMCO)	6,595,125	69,446,671

Strategic Income (MFC Global U.S.) (c)	6,953,163	69,879,291

Total Return (PIMCO)	18,808,209	263,691,084

U.S. Government Securities (WAMCO)	12,428,488	158,214,650

U.S. High Yield Bond (Wells Capital)	4,332,526	52,380,240

Value & Restructuring (Columbia)	2,676,984	34,693,711

		1,675,576,752

John Hancock Funds III 3.96%

Global Shareholder Yield (Epoch)	3,740,289	34,522,863

International Core (GMO)	889,483	34,591,975

		69,114,838

Total investment companies
(Cost $1,782,495,707)		$1,744,691,590

Total investments
(Cost $1,782,495,707) 100.03%		$1,744,691,590

Liabilities in excess of other assets (0.03%)		(563,523)

Total net assets 100.00%		$1,744,128,067

Percentages are stated as a percent of net assets.

(c) The investment is an affiliate of the Fund, the adviser and/or subadviser.

See notes to financial statements

20	Lifestyle Portfolios | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statements of assets and liabilities 6-30-08 (Unaudited)

These Statements of Assets and Liabilities are the Portfolios’ balance sheets. They show the value of what each Portfolio owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share for each Portfolio. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

		Lifestyle	Lifestyle	Lifestyle
		Aggressive	Growth	Balanced
	Assets

	Investments in affiliated funds, at value (Note 7)	$3,441,774,876	$9,853,178,773	$9,337,171,952
	Total investments, at value	3,441,774,876	9,853,178,773	9,337,171,952
	Receivable for investments sold	10,370,512	67,384,454	56,322,634
	Receivable for fund shares sold	876,913	3,164,620	3,638,377
	Dividends and interest receivable (net of tax)	—	789,759	608,832
	Receivable due from adviser	—	56,469	70,340
	Total assets	3,453,022,301	9,924,574,075	9,397,812,135

	Liabilities

	Payable for investments purchased	3,300,000	46,381,222	32,389,595
	Payable for fund shares repurchased	8,443,883	24,541,332	27,669,045
Payable to affiliates:	Fund administration fees	18,320	53,901	51,920
	Transfer agent fees	232,251	561,354	425,696
	Trustees’ fees	409	1,167	1,098
	Investment management fees	776	—	—
	Other payables and accrued expenses	89,221	230,208	240,731
	Total liabilities	12,084,860	71,769,184	60,778,085

	Net assets

	Capital paid-in	$3,412,843,871	$9,881,358,149	$9,403,628,980
	Undistributed net investment income (loss)	(2,978,130)	44,883,147	50,589,148
	Accumulated undistributed net realized gain (loss) on investments	113,057,893	214,749,054	192,031,779
	Net unrealized appreciation (depreciation) on investments	(81,986,193)	(288,185,459)	(309,215,857)
	Net assets	$3,440,937,441	$9,852,804,891	$9,337,034,050
	Investments in affiliated funds, at cost	$3,523,761,069	$10,141,364,232	$9,646,387,809

	Net asset value per share

	The Portfolios have an unlimited number of shares authorized with no par value.
	Class A: Net assets	$116,922,078	$350,207,836	$317,070,144
	Shares outstanding	8,597,883	25,568,562	23,537,053
	Net asset value and redemption price per share	$13.60	$13.70	$13.47
	Class B:[1] Net assets	$23,457,384	$77,802,932	$63,594,458
	Shares outstanding	1,731,216	5,699,502	4,732,819
	Net asset value, offering price and redemption price per share	$13.55	$13.65	$13.44
	Class C:[1] Net assets	$95,521,098	$290,424,437	$283,832,954
	Shares outstanding	7,046,024	21,275,267	21,094,178
	Net asset value, offering price and redemption price per share	$13.56	$13.65	$13.46
	Class R: Net assets	$1,994,902	$2,784,248	$2,298,363
	Shares outstanding	146,506	202,894	170,912
	Net asset value, offering price and redemption price per share	$13.62	$13.72	$13.45
	Class R1: Net assets	$2,537,762	$2,547,717	$903,092
	Shares outstanding	186,181	185,642	67,134
	Net asset value, offering price and redemption price per share	$13.63	$13.72	$13.45
	Class R2: Net assets	$2,254,877	$8,662,933	$4,666,035
	Shares outstanding	165,595	631,822	347,068
	Net asset value, offering price and redemption price per share	$13.62	$13.71	$13.44
	Class R3: Net assets	$8,928,914	$16,195,354	$26,684,615
	Shares outstanding	657,668	1,185,337	1,985,318
	Net asset value, offering price and redemption price per share	$13.58	$13.66	$13.44
	Class R4: Net assets	$4,988,124	$13,986,356	$17,410,700
	Shares outstanding	367,078	1,022,141	1,294,467
	Net asset value, offering price and redemption price per share	$13.59	$13.68	$13.45
	Class R5: Net assets	$7,100,955	$12,411,437	$15,104,354
	Shares outstanding	521,561	905,180	1,121,686
	Net asset value, offering price and redemption price per share	$13.61	$13.71	$13.47
	Class 1: Net assets	$3,177,231,347	$9,024,352,866	$8,583,129,321
	Shares outstanding	233,761,419	659,888,011	639,468,007
	Net asset value, offering price and redemption price per share	$13.59	$13.68	$13.42
	Class 5: Net assets	—	$53,428,775	$22,340,014
	Shares outstanding	—	3,909,007	1,663,584
	Net asset value, offering price and redemption price per share	—	$13.67	$13.43

	Maximum public offering price per share

	Class A (net asset value per share ÷ 95%)[2]	$14.32	$14.42	$14.18

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | Lifestyle Portfolios	21

F I N A N C I A L   S T A T E M E N T S

Statements of assets and liabilities 6-30-08 (Unaudited)

Continued

		Lifestyle	Lifestyle
		Moderate	Conservative
	Assets

	Investments in affiliated funds, at value (Note 7)	$2,531,962,987	$1,744,691,590
	Total investments, at value	2,531,962,987	1,744,691,590
	Receivable for investments sold	10,750,000	10,709,148
	Receivable for fund shares sold	1,858,438	930,041
	Dividends and interest receivable (net of tax)	372,114	299,841
	Total assets	2,544,943,539	1,756,630,620

	Liabilities

	Payable for investments purchased	7,178,859	9,464,603
	Payable for fund shares repurchased	5,336,360	2,877,755
Payable to affiliates:	Fund administration fees	14,216	9,795
	Transfer agent fees	116,517	83,946
	Trustees’ fees	293	215
	Investment management fees	1,006	1,168
	Other payables and accrued expenses	84,637	65,071
	Total liabilities	12,731,888	12,502,553

	Net assets

	Capital paid-in	$2,558,343,815	$1,758,966,925
	Undistributed net investment income (loss)	19,433,833	15,802,081
	Accumulated undistributed net realized gain (loss) on investments	19,175,964	7,163,178
	Net unrealized appreciation (depreciation) on investments	(64,741,961)	(37,804,117)
	Net assets	$2,532,211,651	$1,744,128,067
	Investments in affiliated funds, at cost	$2,596,704,948	$1,782,495,707

	Net asset value per share

	The Portfolios have an unlimited number of shares authorized with no par value.
	Class A: Net assets	$98,303,913	$84,150,395
	Shares outstanding	7,667,450	6,522,297
	Net asset value and redemption price per share	$12.82	$12.90
	Class B:[1] Net assets	$17,070,673	$12,813,957
	Shares outstanding	1,335,360	995,060
	Net asset value, offering price and redemption price per share	$12.78	$12.88
	Class C:[1] Net assets	$79,465,369	$75,691,994
	Shares outstanding	6,209,259	5,879,265
	Net asset value, offering price and redemption price per share	$12.80	$12.87
	Class R: Net assets	$1,003,805	$581,127
	Shares outstanding	78,388	45,050
	Net asset value, offering price and redemption price per share	$12.81	$12.90
	Class R1: Net assets	$1,178,499	$640,105
	Shares outstanding	91,951	49,577
	Net asset value, offering price and redemption price per share	$12.82	$12.91
	Class R2: Net assets	$317,102	$5,526,047
	Shares outstanding	24,733	428,428
	Net asset value, offering price and redemption price per share	$12.82	$12.90
	Class R3: Net assets	$5,842,105	$8,215,226
	Shares outstanding	456,280	636,770
	Net asset value, offering price and redemption price per share	$12.80	$12.90
	Class R4: Net assets	$4,037,672	$4,127,609
	Shares outstanding	315,549	320,128
	Net asset value, offering price and redemption price per share	$12.80	$12.89
	Class R5: Net assets	$6,217,418	$3,020,968
	Shares outstanding	485,032	233,934
	Net asset value, offering price and redemption price per share	$12.82	$12.91
	Class 1: Net assets	$2,312,349,918	$1,549,360,639
	Shares outstanding	180,561,513	120,136,046
	Net asset value, offering price and redemption price per share	$12.81	$12.90
	Class 5: Net assets	$6,425,177	—
	Shares outstanding	501,976	—
	Net asset value, offering price and redemption price per share	$12.80	—

	Maximum public offering price per share

	Class A (net asset value per share ÷ 95%)[2]	$13.49	$13.58

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

22	Lifestyle Portfolios | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statements of operations For the six months ended 6-30-08 (Unaudited)

These Statements of Operations summarize the Portfolios’ investment income earned and expenses directly incurred in operating each Portfolio. They also show net gains (losses) for the period stated.

	Lifestyle	Lifestyle	Lifestyle
	Aggressive	Growth	Balanced
Investment income

Income distributions received from affiliated underlying funds	—	$53,308,758	$105,269,562
Total investment income	—	53,308,758	105,269,562

Expenses

Investment management fees (Note 3)	$718,537	2,057,793	1,941,069
Distribution and service fees (Note 3)	1,608,111	4,694,061	4,386,903
Transfer agent fees (Note 3)	238,419	580,247	438,199
Blue sky fees (Note 3)	75,787	90,525	84,609
Fund administration fees (Note 3)	248,535	709,726	667,544
Audit and legal fees	54,723	131,394	125,073
Printing and postage fees (Note 3)	11,001	32,729	28,278
Custodian fees	5,556	5,681	5,709
Trustees’ fees (Note 4)	22,034	62,697	58,753
Registration and filing fees	36,114	96,829	91,526
Total expenses	3,018,817	8,461,682	7,827,663

Less: expense reductions (Note 3)	(40,687)	(36,071)	(29,406)
Net expenses	2,978,130	8,425,611	7,798,257

Net investment income (loss)	(2,978,130)	44,883,147	97,471,305

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated underlying funds	(40,598,869)	(77,825,964)	(18,161,225)
Capital gain distributions received from affiliated underlying funds	1,977,659	8,970,300	9,656,781
	(38,621,210)	(68,855,664)	(8,504,444)

Change in net unrealized appreciation (depreciation) of
Investments in affiliated underlying funds	(349,958,485)	(906,355,471)	(757,435,994)
	(349,958,485)	(906,355,471)	(757,435,994)

Net realized and unrealized gain (loss)	(388,579,695)	(975,211,135)	(765,940,438)

Increase (decrease) in net assets from operations	($391,557,825)	($930,327,988)	($668,469,133)

See notes to financial statements

Semiannual report | Lifestyle Portfolios	23

F I N A N C I A L   S T A T E M E N T S

Statements of operations For the six months ended 6-30-08 (Unaudited)

Continued

	Lifestyle	Lifestyle
	Moderate	Conservative
Investment income

Income distributions received from affiliated underlying funds	$38,270,884	$31,035,686
Total investment income	38,270,884	31,035,686

Expenses

Investment management fees (Note 3)	519,671	343,529
Distribution and service fees (Note 3)	1,187,528	879,749
Transfer agent fees (Note 3)	120,022	87,272
Blue sky fees (Note 3)	71,274	68,900
Fund administration fees (Note 3)	178,281	116,596
Audit and legal fees	42,623	30,941
Printing and postage fees (Note 3)	7,301	3,983
Custodian fees	5,551	5,545
Trustees’ fees (Note 4)	15,451	10,027
Registration and filing fees	26,507	20,394
Total expenses	2,174,209	1,566,936

Less: expense reductions (Note 3)	(42,989)	(42,922)
Net expenses	2,131,220	1,524,014

Net investment income (loss)	36,139,664	29,511,672

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated underlying funds	(7,620,638)	(182,546)
	(7,620,638)	(182,546)

Change in net unrealized appreciation (depreciation) of
Investments in affiliated underlying funds	(153,520,887)	(68,120,545)
	(153,520,887)	(68,120,545)

Net realized and unrealized gain (loss)	(161,141,525)	(68,303,091)

Increase (decrease) in net assets from operations	($125,001,861)	($38,791,419)

See notes to financial statements

24	Lifestyle Portfolios | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Portfolios’ net assets have changed during the period. They reflect earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Portfolio share transactions.

Lifestyle Aggressive
	Six Months Ended 6-30-08 (Unaudited)	Year Ended 12-31-07
Increase (decrease) in net assets

From operations
Net investment income (loss)	($2,978,130)	$31,156,187
Net realized gain (loss)	(38,621,210)	275,547,874
Change in net unrealized appreciation (depreciation)	(349,958,485)	(47,390,826)
Increase (decrease) in net assets	(391,557,825)	259,313,235
resulting from operations

Distributions to shareholders

From net investment income
Class A	—	(865,763)
Class B	—	—
Class C	—	(37,410)
Class R	—	(5,646)
Class R1	—	(7,790)
Class R2	—	(24,856)
Class R3	—	(43,473)
Class R4	—	(45,073)
Class R5	—	(40,586)
Class 1	—	(41,624,959)
From net realized gain
Class A	—	(3,931,597)
Class B	—	(826,498)
Class C	—	(3,255,234)
Class R	—	(50,797)
Class R1	—	(41,601)
Class R2	—	(95,811)
Class R3	—	(239,298)
Class R4	—	(177,973)
Class R5	—	(122,754)
Class 1	—	(116,344,468)

Total distributions	—	(167,781,587)

From Portfolio share transactions (Note 5)	159,627,252	686,985,206

Total increase (decrease)	(231,930,573)	778,516,854

Net assets

Beginning of period	3,672,868,014	2,894,351,160

End of period	$3,440,937,441	$3,672,868,014

Undistributed net investment income (loss)	($2,978,130)	—

See notes to financial statements

Semiannual report | Lifestyle Portfolios	25

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

Continued

Lifestyle Growth
	Six Months Ended 6-30-08 (Unaudited)	Year Ended 12-31-07
Increase (decrease) in net assets

From operations
Net investment income (loss)	$44,883,147	$185,987,458
Net realized gain (loss)	(68,855,664)	584,936,846
Change in net unrealized appreciation (depreciation)	(906,355,471)	(116,180,921)
Increase (decrease) in net assets	(930,327,988)	654,743,383
resulting from operations

Distributions to shareholders

From net investment income
Class A	—	(4,725,491)
Class B	—	(536,260)
Class C	—	(2,164,482)
Class R	—	(8,325)
Class R1	—	(26,245)
Class R2	—	(16,164)
Class R3	—	(171,150)
Class R4	—	(229,572)
Class R5	—	(137,338)
Class 1	—	(177,370,025)
Class 5	—	(855,570)
From net realized gain
Class A	—	(9,486,373)
Class B	—	(2,241,004)
Class C	—	(8,493,776)
Class R	—	(23,494)
Class R1	—	(59,653)
Class R2	—	(31,775)
Class R3	—	(393,528)
Class R4	—	(443,269)
Class R5	—	(225,310)
Class 1	—	(276,785,876)
Class 5	—	(1,300,555)

Total distributions	—	(485,725,235)

From Portfolio share transactions (Note 5)	418,689,550	1,752,091,092

Total increase (decrease)	(511,638,438)	1,921,109,240

Net assets

Beginning of period	10,364,443,329	8,443,334,089

End of period	$9,852,804,891	$10,364,443,329

Undistributed net investment income (loss)	$44,883,147	—

See notes to financial statements

26	Lifestyle Portfolios | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

Continued

Lifestyle Balanced
	Six Months Ended 6-30-08 (Unaudited)	Year Ended 12-31-07
Increase (decrease) in net assets

From operations
Net investment income (loss)	$97,471,305	$253,128,038
Net realized gain (loss)	(8,504,444)	406,707,598
Change in net unrealized appreciation (depreciation)	(757,435,994)	(135,354,678)
Increase (decrease) in net assets	(668,469,133)	524,480,958
resulting from operations

Distributions to shareholders

From net investment income
Class A	(1,203,016)	(5,976,896)
Class B	(134,036)	(895,406)
Class C	(651,745)	(4,178,342)
Class R	(4,298)	(15,963)
Class R1	(3,343)	(12,013)
Class R2	(13,849)	(28,297)
Class R3	(88,277)	(456,666)
Class R4	(70,965)	(411,637)
Class R5	(70,117)	(227,337)
Class 1	(44,533,716)	(240,703,208)
Class 5	(108,595)	(453,955)
From net realized gain
Class A	—	(5,869,438)
Class B	—	(1,250,971)
Class C	—	(5,589,293)
Class R	—	(18,872)
Class R1	—	(13,923)
Class R2	—	(25,620)
Class R3	—	(483,304)
Class R4	—	(382,280)
Class R5	—	(202,091)
Class 1	—	(190,689,518)
Class 5	—	(384,893)

Total distributions	(46,881,957)	(458,269,923)

From Portfolio share transactions (Note 5)	440,956,257	1,628,653,977

Total increase (decrease)	(274,394,833)	1,694,865,012

Net assets

Beginning of period	9,611,428,883	7,916,563,871

End of period	$9,337,034,050	$9,611,428,883

Undistributed net investment income (loss)	$50,589,148	($200)

See notes to financial statements

Semiannual report | Lifestyle Portfolios	27

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

Continued

Lifestyle Moderate
	Six Months Ended 6-30-08 (Unaudited)	Year Ended 12-31-07
Increase (decrease) in net assets

From operations
Net investment income (loss)	$36,139,664	$82,349,580
Net realized gain (loss)	(7,620,638)	60,369,990
Change in net unrealized appreciation (depreciation)	(153,520,887)	(26,791,828)
Increase (decrease) in net assets	(125,001,861)	115,927,742
resulting from operations

Distributions to shareholders

From net investment income
Class A	(515,813)	(1,973,109)
Class B	(61,907)	(315,485)
Class C	(295,048)	(1,420,472)
Class R	(2,796)	(13,881)
Class R1	(5,767)	(23,168)
Class R2	(1,691)	(3,596)
Class R3	(27,709)	(104,504)
Class R4	(21,982)	(118,312)
Class R5	(39,399)	(105,520)
Class 1	(15,696,195)	(78,167,282)
Class 5	(37,524)	(169,157)
From net realized gain
Class A	—	(947,891)
Class B	—	(195,985)
Class C	—	(871,621)
Class R	—	(7,574)
Class R1	—	(11,021)
Class R2	—	(1,578)
Class R3	—	(52,869)
Class R4	—	(52,753)
Class R5	—	(49,247)
Class 1	—	(30,871,062)
Class 5	—	(65,666)

Total distributions	(16,705,831)	(115,541,753)

From Portfolio share transactions (Note 5)	156,087,533	429,277,132

Total increase (decrease)	14,379,841	429,663,121

Net assets

Beginning of period	2,517,831,810	2,088,168,689

End of period	$2,532,211,651	$2,517,831,810

Undistributed net investment income (loss)	$19,433,833	—

See notes to financial statements

28	Lifestyle Portfolios | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

Continued

Lifestyle Conservative
	Six Months Ended 6-30-08 (Unaudited)	Year Ended 12-31-07
Increase (decrease) in net assets

From operations
Net investment income (loss)	$29,511,672	$57,943,258
Net realized gain (loss)	(182,546)	20,507,832
Change in net unrealized appreciation (depreciation)	(68,120,545)	(7,532,402)
Increase (decrease) in net assets	(38,791,419)	70,918,688
resulting from operations

Distributions to shareholders

From net investment income
Class A	(519,203)	(1,314,962)
Class B	(61,955)	(238,437)
Class C	(357,792)	(1,070,619)
Class R	(2,266)	(5,823)
Class R1	(3,162)	(9,925)
Class R2	(2,800)	(13,687)
Class R3	(61,351)	(99,674)
Class R4	(28,499)	(84,714)
Class R5	(10,185)	(27,298)
Class 1	(12,662,378)	(55,116,587)
From net realized gain
Class A	—	(355,959)
Class B	—	(80,613)
Class C	—	(362,145)
Class R	—	(1,586)
Class R1	—	(2,649)
Class R2	—	(3,212)
Class R3	—	(31,487)
Class R4	—	(21,759)
Class R5	—	(6,351)
Class 1	—	(11,979,079)

Total distributions	(13,709,591)	(70,826,566)

From Portfolio share transactions (Note 5)	290,281,377	281,966,127

Total increase (decrease)	237,780,367	282,058,249

Net assets

Beginning of period	1,506,347,700	1,224,289,451

End of period	$1,744,128,067	$1,506,347,700

Undistributed net investment income (loss)	$15,802,081	—

See notes to financial statements

Semiannual report | Lifestyle Portfolios	29

F I N A N C I A L   S T A T E M E N T S

Financial highlights

These Financial Highlights show how each Portfolio’s net asset value for a share has changed since the beginning of the period.

Lifestyle Aggressive
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net										Ratio of net
			realized	Total							Ratio of		investment	Net
	Net asset	Net	and	from	From net						gross	Ratio of net	income	assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		expenses	expenses	(loss) to	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	to average	to average	average	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	net assets	net assets	net assets	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(%)[1]	($)	(%)

CLASS A

6-30-2008[5]	15.22	(0.04)	(1.58)	(1.62)	—	—	—	—	13.60	(10.64)[6]	0.59[7,8]	0.58[7,10,18]	(0.58)[7]	117	18[6]
12-31-2007	14.72	0.11	1.05	1.16	(0.12)	(0.54)	—	(0.66)	15.22	8.00[11]	0.59[8]	0.59[9,12]	0.69	116	21
12-31-2006[13]	14.06	0.08	1.24	1.32	(0.37)	(0.29)	—	(0.66)	14.72	9.40[6,11]	0.65[7,8]	0.64[7]	1.69[7]	56	5[6]
8-31-2006[14]	12.63	(0.07)	1.56	1.49	(0.06)	—	—	(0.06)	14.06	11.85[6,11]	0.84[7,8]	0.65[7]	(0.59)[7]	35	23[6]

CLASS B

6-30-2008[5]	15.23	(0.09)	(1.59)	(1.68)	—	—	—	—	13.55	(11.03)[6]	1.35[7,8]	1.35[7,9,10]	(1.35)[7]	23	18[6]
12-31-2007	14.72	(0.02)	1.07	1.05	—	(0.54)	—	(0.54)	15.23	7.23[11]	1.37[8]	1.35[9,12]	(0.13)	24	21
12-31-2006[13]	14.00	0.05	1.23	1.28	(0.27)	(0.29)	—	(0.56)	14.72	9.15[6,11]	1.54[7,8]	1.35[7]	1.07[7]	13	5[6]
8-31-2006[14]	12.63	(0.15)	1.56	1.41	(0.04)	—	—	(0.04)	14.00	11.22[6,11]	2.00[7,8]	1.34[7]	(1.23)[7]	8	23[6]

CLASS C

6-30-2008[5]	15.23	(0.09)	(1.58)	(1.67)	—	—	—	—	13.56	(10.97)[6]	1.30[7,8]	1.29[7,10,18]	(1.29)[7]	96	18[6]
12-31-2007	14.73	—[15]	1.05	1.05	(0.01)	(0.54)	—	(0.55)	15.23	7.21[11]	1.32[8]	1.31[9,12]	0.03	95	21
12-31-2006[13]	14.00	0.05	1.24	1.29	(0.27)	(0.29)	—	(0.56)	14.73	9.22[6,11]	1.36[7,8]	1.35[7]	1.10[7]	39	5[6]
8-31-2006[14]	12.63	(0.15)	1.57	1.42	(0.05)	—	—	(0.05)	14.00	11.22[6,11]	1.60[7,8]	1.34[7]	(1.27)[7]	25	23[6]

CLASS R

6-30-2008[5]	15.28	(0.08)	(1.58)	(1.66)	—	—	—	—	13.62	(10.86)[6,11]	1.86[7,8]	1.08[7,10,18]	(1.08)[7]	2	18[6]
12-31-2007	14.79	0.11	0.98	1.09	(0.06)	(0.54)	—	(0.60)	15.28	7.48[11]	3.66[8]	1.08[9,12]	0.69	1	21
12-31-2006[13,14]	14.11	0.13	1.17	1.30	(0.33)	(0.29)	—	(0.62)	14.79	9.22[6,11]	10.66[7,8]	0.95[7]	2.94[7]	—[16]	5[6]

CLASS R1

6-30-2008[5]	15.27	(0.05)	(1.59)	(1.64)	—	—	—	—	13.63	(10.74)[6,11]	1.42[7,8]	0.73[7,9,10]	(0.73)[7]	3	18[6]
12-31-2007	14.76	0.15	1.00	1.15	(0.10)	(0.54)	—	(0.64)	15.27	7.92[11]	3.54[8]	0.72[9,12]	0.92	1	21
12-31-2006[13,14]	14.11	0.08	1.23	1.31	(0.37)	(0.29)	—	(0.66)	14.76	9.25[6,11]	12.89[7,8]	0.70[7]	1.79[7]	—16	5[6]

CLASS R2

6-30-2008[5]	15.24	(0.04)	(1.58)	(1.62)	—	—	—	—	13.62	(10.63)[6,11]	0.99[7,8]	0.50[7,9,10]	(0.50)[7]	2	18[6]
12-31-2007	14.74	0.37	0.81	1.18	(0.14)	(0.54)	—	(0.68)	15.24	8.13[11]	2.62[8]	0.52[9,12]	2.31	3	21
12-31-2006[13,14]	14.11	0.09	1.23	1.32	(0.40)	(0.29)	—	(0.69)	14.74	9.37[6,11]	12.24[7,8]	0.45[7]	2.07[7]	—[16]	5[6]

CLASS R3

6-30-2008[5]	15.22	(0.06)	(1.58)	(1.64)	—	—	—	—	13.58[11]	(10.78)[6,11]	0.95[7,8]	0.80[7,9,10]	(0.80)[7]	9	18[6]
12-31-2007	14.72	0.11	1.03	1.14	(0.10)	(0.54)	—	(0.64)	15.22	7.85[11]	1.21[8]	0.81[9,12]	0.68	7	21
12-31-2006[13]	14.06	0.08	1.24	1.32	(0.37)	(0.29)	—	(0.66)	14.72	9.36[6,11]	2.21[7,8]	0.72[7]	1.70[7]	2	5[6]
8-31-2006[14]	12.63	(0.05)	1.54	1.49	(0.06)	—	—	(0.06)	14.06	11.81[6,11]	8.07[7,8]	0.69[7]	(0.47)[7]	1	23[6]

CLASS R4

6-30-2008[5]	15.21	(0.04)	(1.58)	(1.62)	—	—	—	—	13.59	(10.65)[6,11]	0.77[7,8]	0.50[7,9,10]	(0.50)[7]	5	18[6]
12-31-2007	14.71	0.11	1.07	1.18	(0.14)	(0.54)	—	(0.68)	15.21	8.13[11]	0.96[8]	0.54[9,12]	0.70	5	21
12-31-2006[13]	14.07	0.08	1.25	1.33	(0.40)	(0.29)	—	(0.69)	14.71	9.46[6,11]	1.38[7,8]	0.53[7]	1.71[7]	2	5[6]
8-31-2006[14]	12.63	(0.05)	1.55	1.50	(0.06)	—	—	(0.06)	14.07	11.94[6,11]	4.08[7,8]	0.49[7]	(0.38)[7]	2	23[6]

CLASS R5

6-30-2008[5]	15.21	(0.02)	(1.58)	(1.60)	—	—	—	—	13.61	(10.52)[6,11]	0.42[7,8]	0.23[7,9,10]	(0.23)[7]	7	18[6]
12-31-2007	14.71	0.22	1.00	1.22	(0.18)	(0.54)	—	(0.72)	15.21	8.42[11]	1.11[8]	0.23[9,12]	1.40	3	21
12-31-2006[13]	14.09	0.09	1.26	1.35	(0.44)	(0.29)	—	(0.73)	14.71	9.57[6,11]	4.07[7,8]	0.23[7]	1.90[7]	1	5[6]
8-31-2006[14]	12.63	0.01	1.52	1.53	(0.07)	—	—	(0.07)	14.09	12.16[6,11]	8.26[7,8]	0.20[7]	0.05[7]	—[16]	23[6]

CLASS 1

6-30-2008[5]	15.18	(0.01)	(1.58)	(1.59)	—	—	—	—	13.59	(10.47)[6]	0.11[7]	0.11[7,10]	(0.11)[7]	3,177	18[6]
12-31-2007	14.68	0.15	1.09	1.24	(0.20)	(0.54)	—	(0.74)	15.18	8.54	0.11	0.11[12]	0.94	3,416	21
12-31-2006[13]	14.07	0.10	1.25	1.35	(0.45)	(0.29)	—	(0.74)	14.68	9.59[6]	0.11[7]	0.11[7]	2.09[7]	2,782	5[6]
8-31-2006[14]	12.60	0.06	1.48	1.54	(0.07)	—	—	(0.07)	14.07	12.27[6]	0.11[7]	0.11[7]	0.48[7]	2,422	23[6]

See notes to financial statements

30	Lifestyle Portfolios | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

Continued

Lifestyle Growth
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net										Ratio of net
			realized	Total							Ratio of		investment	Net
	Net asset	Net	and	from	From net						gross	Ratio of net	income	assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		expenses	expenses	(loss) to	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	to average	to average	average	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	net assets	net assets	net assets	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(%)[1]	($)	(%)

CLASS A

6-30-2008[5]	15.05	0.04	(1.39)	(1.35)	—	—	—	—	13.70	(8.97)[6,11]	0.53[7]	0.53[7,9,10]	0.56[7]	350	18[6]
12-31-2007	14.72	0.28	0.73	1.01	(0.23)	(0.45)	—	(0.68)	15.05	6.96[11]	0.54	0.53[9,12]	1.79	332	18
12-31-2006[13]	14.63	0.16	1.01	1.17	(0.43)	(0.36)	(0.29)	(1.08)	14.72	8.00[6]	0.58[7]	0.58[7]	3.18[7]	165	4[6]
8-31-2006[14]	13.35	0.07	1.28	1.35	(0.07)	—	—	(0.07)	14.63	10.18[6,11]	0.72[7,8]	0.61[7]	0.55[7]	103	26[6]

CLASS B

6-30-2008[5]	15.06	(0.02)	(1.39)	(1.41)	—	—	—	—	13.65	(9.36)[6,11]	1.30[7]	1.30[7,9,10]	(0.22)[7]	78	18[6]
12-31-2007	14.73	0.16	0.73	0.89	(0.11)	(0.45)	—	(0.56)	15.06	6.14[11]	1.30	1.29[9,12]	1.02	78	18
12-31-2006[13]	14.57	0.12	1.01	1.13	(0.36)	(0.36)	(0.25)	(0.97)	14.73	7.77[6,11]	1.40[7,8]	1.35[7]	2.45[7]	39	4[6]
8-31-2006[14]	13.35	(0.02)	1.30	1.28	(0.06)	—	—	(0.06)	14.57	9.57[6,11]	1.69[7,8]	1.34[7]	(0.19)[7]	24	26[6]

CLASS C

6-30-2008[5]	15.05	(0.01)	(1.39)	(1.40)	—	—	—	—	13.65	(9.30)[6,11]	1.24[7]	1.24[7,9,10]	(0.16)[7]	290	18[6]
12-31-2007	14.72	0.16	0.74	0.90	(0.12)	(0.45)	—	(0.57)	15.05	6.19[11]	1.25	1.25[9,12]	1.05	294	18
12-31-2006[13]	14.57	0.13	0.99	1.12	(0.36)	(0.36)	(0.25)	(0.97)	14.72	7.73[6]	1.29[7]	1.29[7]	2.53[7]	152	4[6]
8-31-2006[14]	13.35	(0.02)	1.30	1.28	(0.06)	—	—	(0.06)	14.57	9.57[6,11]	1.44[7,8]	1.33[7]	(0.14)[7]	93	26[6]

CLASS R

6-30-2008[5]	15.12	0.03	(1.43)	(1.40)	—	—	—	—	13.72	(9.26)[6,11]	1.97[7]	1.10[7,9,10]	0.43[7]	3	18[6]
12-31-2007	14.79	0.27	0.67	0.94	(0.16)	(0.45)	—	(0.61)	15.12	6.47[11]	5.27[8]	1.06[9,12]	1.72	1	18
12-31-2006[13,14]	14.70	0.15	0.98	1.13	(0.40)	(0.36)	(0.28)	(1.04)	14.79	7.64[6,11]	12.41[7,8]	0.95[7]	3.39[7]	—[16]	4[6]

CLASS R1

6-30-2008[5]	15.10	0.03	(1.41)	(1.38)	—	—	—	—	13.72	(9.14)[6,11]	1.33[7]	0.74[7,9,10]	0.41[7]	3	18[6]
12-31-2007	14.77	0.32	0.66	0.98	(0.20)	(0.45)	—	(0.65)	15.10	6.75[11]	2.42[8]	0.73[9,12]	2.02	2	18
12-31-2006[13,14]	14.70	0.14	1.00	1.14	(0.42)	(0.36)	(0.29)	(1.07)	14.77	7.75[6,11]	12.95[7,8]	0.69[7]	3.23[7]	—16	4[6]

CLASS R2

6-30-2008[5]	15.06	0.05	(1.40)	(1.35)	—	—	—	—	13.71	(8.96)[6,11]	0.87[7]	0.64[7,9,10]	0.76[7]	9	18[6]
12-31-2007	14.74	0.31	0.69	1.00	(0.23)	(0.45)	—	(0.68)	15.06	6.91[11]	3.18[8]	0.62[9,12]	1.95	1	18
12-31-2006[13,14]	14.70	0.15	0.99	1.14	(0.44)	(0.36)	(0.30)	(1.10)	14.74	7.80[6,11]	12.74[7,8]	0.45[7]	3.48[7]	—[16]	4[6]

CLASS R3

6-30-2008[5]	15.03	0.02	(1.39)	(1.37)	—	—	—	—	13.66	(9.12)[6,11]	0.82[7]	0.78[7,9,10]	0.34[7]	16	18[6]
12-31-2007	14.71	0.28	0.69	0.97	(0.20)	(0.45)	—	(0.65)	15.03	6.69[11]	0.98[8]	0.80[9,12]	1.83	14	18
12-31-2006[13]	14.61	0.16	1.01	1.17	(0.42)	(0.36)	(0.29)	(1.07)	14.71	8.00[6,11]	1.35[7,8]	0.71[7]	3.13[7]	4	4[6]
8-31-2006[14]	13.35	0.07	1.26	1.33	(0.07)	—	—	(0.07)	14.61	9.98[6,11]	5.07[7,8]	0.68[7]	0.62[7]	2	26[6]

CLASS R4

6-30-2008[5]	15.03	0.04	(1.39)	(1.35)	—	—	—	—	13.68	(8.98)[6,11]	0.55[7]	0.49[7,9,10]	0.56[7]	14	18[6]
12-31-2007	14.71	0.27	0.74	1.01	(0.24)	(0.45)	—	(0.69)	15.03	6.95[11]	0.64[8]	0.53[9,12]	1.76	15	18
12-31-2006[13]	14.64	0.16	1.01	1.17	(0.44)	(0.36)	(0.30)	(1.10)	14.71	8.04[6,11]	0.80[7,8]	0.53[7]	3.12[7]	7	4[6]
8-31-2006[14]	13.35	0.08	1.29	1.37	(0.08)	—	—	(0.08)	14.64	10.26[6,11]	1.78[7,8]	0.49[7]	0.69[7]	5	26[6]

CLASS R5

6-30-2008[5]	15.04	0.07	(1.40)	(1.33)	—	—	—	—	13.71[6]	(8.84)[6,11]	0.28[7]	0.21[7,9,10]	0.93[7]	12	18[6]
12-31-2007	14.71	0.39	0.67	1.06	(0.28)	(0.45)	—	(0.73)	15.04	7.31[11]	0.54[8]	0.21[9,12]	2.53	8	18
12-31-2006[13]	14.66	0.18	1.02	1.20	(0.47)	(0.36)	(0.32)	(1.15)	14.71	8.15[6,11]	1.40[7,8]	0.20[7]	3.54[7]	2	4[6]
8-31-2006[14]	13.35	0.09	1.30	1.39	(0.08)	—	—	(0.08)	14.66	10.47[6,11]	2.52[7,8]	0.19[7]	0.70[7]	2	26[6]

CLASS 1

6-30-2008[5]	15.00	0.07	(1.39)	(1.32)	—	—	—	—	13.68[6]	(8.80)[6,11]	0.11[7]	0.11[7,10]	0.96[7]	9,024	18[6]
12-31-2007	14.67	0.30	0.77	1.07	(0.29)	(0.45)	—	(0.74)	15.00	7.44	0.11	0.11[12]	1.94	9,574	18
12-31-2006[13]	14.63	0.17	1.03	1.20	(0.48)	(0.36)	(0.32)	(1.16)	14.67	8.18[6]	0.11[7]	0.11[7]	3.34[7]	8,059	4[6]
8-31-2006[14]	13.31	0.15	1.35	1.40	(0.08)	—	—	(0.08)	14.63	10.58[6]	0.11[7]	0.11[7]	1.17[7]	7,081	26[6]

CLASS 5

6-30-2008[5]	14.98	0.07	(1.38)	(1.31)	—	—	—	—	13.67	(8.74)[6,11]	0.06[7]	0.06[7,10]	1.06[7]	53	18
12-31-2007	14.66	0.37	0.70	1.07	(0.30)	(0.45)	—	(0.75)	14.98	7.42	0.06	0.06[12]	2.39	46	18
12-31-2006[13]	14.62	0.24	0.97	1.21	(0.48)	(0.36)	(0.33)	(1.17)	14.66	8.24[6]	0.06[7]	0.06[7]	4.68[7]	15	4[6]
8-31-2006[17]	14.40	—[15]	0.22	0.22	—	—	—	—	14.62	1.53[6]	0.06[7]	0.06[7]	(0.02)[7]	3	26[6]

See notes to financial statements

Semiannual report | Lifestyle Portfolios	31

F I N A N C I A L   S T A T E M E N T S

Financial highlights

Continued

Lifestyle Balanced
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net										Ratio of net
			realized	Total							Ratio of		investment	Net
	Net asset	Net	and	from	From net						gross	Ratio of net	income	assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		expenses	expenses	(loss) to	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	to average	to average	average	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	net assets	net assets	net assets	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(%)[1]	($)	(%)

CLASS A

6-30-2008[5]	14.54	0.13	(1.14)	(1.01)	(0.06)	—	—	(0.06)	13.47	(6.98)[6,11]	0.50[7,8]	0.50[7,9,10]	1.81[7]	317	14[6]
12-31-2007	14.37	0.42	0.42	0.84	(0.35)	(0.32)	—	(0.67)	14.54	5.90[11]	0.51[8]	0.50[9,12]	2.84	284	14
12-31-2006[13]	14.38	0.24	0.81	1.05	(0.43)	(0.27)	(0.36)	(1.06)	14.37	7.25[6]	0.55[7]	0.55[7]	4.77[7]	125	3[6]
8-31-2006[14]	13.35	0.19	1.01	1.20	(0.17)	—[15]	—	(0.17)	14.38	9.08[6,11]	0.70[7,8]	0.58[7]	1.60[7]	81	23[6]

CLASS B

6-30-2008[5]	14.53	0.07	(1.13)	(1.06)	(0.03)	—	—	(0.03)	13.44	(7.30)[6,11]	1.30[7,8]	1.30[7,9,10]	0.99[7]	64	14[6]
12-31-2007	14.37	0.29	0.42	0.71	(0.23)	(0.32)	—	(0.55)	14.53	5.02[11]	1.30[8]	1.30[9,12]	1.95	60	14
12-31-2006[13]	14.37	0.20	0.81	1.01	(0.40)	(0.27)	(0.34)	(1.01)	14.37	6.96[6,11]	1.41[7,8]	1.34[7]	4.00[7]	32	3[6]
8-31-2006[14]	13.35	0.10	1.02	1.12	(0.10)	—[15]	—	(0.10)	14.37	8.47[6,11]	1.73[7,8]	1.34[7]	0.84[7]	20	23[6]

CLASS C

6-30-2008[5]	14.55	0.07	(1.13)	(1.06)	(0.03)	—	—	(0.03)	13.46	(7.27)[6,11]	1.21[7,8]	1.21[7,9,10]	1.07[7]	284	14[6]
12-31-2007	14.39	0.31	0.42	0.73	(0.25)	(0.32)	—	(0.57)	14.55	5.10[11]	1.22[8]	1.21[9,12]	2.09	268	14
12-31-2006[13]	14.38	0.20	0.82	1.02	(0.40)	(0.27)	(0.34)	(1.01)	14.39	7.03[6]	1.25[7]	1.25[7]	4.10[7]	128	3[6]
8-31-2006[14]	13.35	0.12	1.01	1.13	(0.10)	—[15]	—	(0.10)	14.38	8.55[6,11]	1.41[7,8]	1.29[7]	0.97[7]	79	23[6]

CLASS R

6-30-2008[5]	14.54	0.11	(1.16)	(1.05)	(0.04)	—	—	(0.04)	13.45	(7.25)[6,11]	1.98[7,8]	1.12[7,9,10]	1.68[7]	2	14[6]
12-31-2007	14.39	0.36	0.40	0.76	(0.29)	(0.32)	—	(0.61)	14.54	5.31[11]	4.49[8]	1.07[9,12]	2.40	1	14
12-31-2006[13,14]	14.44	0.32	0.66	0.98	(0.41)	(0.27)	(0.35)	(1.03)	14.39	6.79[6,11]	8.41[7,8]	0.95[7]	7.37[7]	—[16]	3[6]

CLASS R1

6-30-2008[5]	14.53	0.12	(1.15)	(1.03)	(0.05)	—	—	(0.05)	13.45	(7.12)[6,11]	2.34[7,8]	0.81[7,9,10]	1.68[7]	1	14[6]
12-31-2007	14.38	0.49	0.31	0.80	(0.33)	(0.32)	—	(0.65)	14.53	5.58[11]	7.35[8]	0.78[9,12]	3.25	1	14
12-31-2006[13,14]	14.44	0.21	0.78	0.99	(0.42)	(0.27)	(0.36)	(1.05)	14.38	6.84[6,11]	13.06[7,8]	0.70[7]	4.96[7]	—[16]	3[6]

CLASS R2

6-30-2008[5]	14.51	0.12	(1.14)	(1.02)	(0.05)	—	—	(0.05)	13.44	(7.02)[6,11]	0.92[7,8]	0.65[7,9,10]	1.82[7]	5	14[6]
12-31-2007	14.37	0.43	0.39	0.82	(0.36)	(0.32)	—	(0.68)	14.51	5.77[11]	2.84[8]	0.56[9,12]	2.90	1	14
12-31-2006[13,14]	14.44	0.22	0.77	0.99	(0.43)	(0.27)	(0.36)	(1.06)	14.37	6.90[6,11]	12.70[7,8]	0.45[7]	5.21[7]	—[16]	3[6]

CLASS R3

6-30-2008[5]	14.52	0.11	(1.14)	(1.03)	(0.05)	—	—	(0.05)	13.44	(7.11)[6,11]	0.75[7,8]	0.74[7,9,10]	1.58[7]	27	14[6]
12-31-2007	14.36	0.43	0.37	0.80	(0.32)	(0.32)	—	(0.64)	14.52	5.65[11]	0.85[8]	0.76[9,12]	2.90	23	14
12-31-2006[13]	14.37	0.22	0.82	1.04	(0.42)	(0.27)	(0.36)	(1.05)	14.36	7.22[6,11]	1.24[7,8]	0.72[7]	4.55[7]	5	3[6]
8-31-2006[14]	13.35	0.36	0.82	1.18	(0.16)	—[15]	—	(0.16)	14.37	8.92[6,11]	3.70[7,8]	0.69[7]	3.10[7]	3	23[6]

CLASS R4

6-30-2008[5]	14.52	0.12	(1.13)	(1.01)	(0.06)	—	—	(0.06)	13.45	(6.98)[6,11]	0.51[7,8]	0.49[7,9,10]	1.74[7]	17	14[6]
12-31-2007	14.36	0.39	0.45	0.84	(0.36)	(0.32)	—	(0.68)	14.52	5.91[11]	0.58[8]	0.51[9,12]	2.63	18	14
12-31-2006[13]	14.38	0.23	0.81	1.04	(0.43)	(0.27)	(0.36)	(1.06)	14.36	7.27[6,11]	0.70[7,8]	0.52[7]	4.55[7]	10	3[6]
8-31-2006[14]	13.35	0.16	1.06	1.22	(0.19)	—[15]	—	(0.19)	14.38	9.19[6,11]	1.46[7,8]	0.48[7]	1.37[7]	7	23[6]

CLASS R5

6-30-2008[5]	14.52	0.15	(1.13)	(0.98)	(0.07)	—	—	(0.07)	13.47	(6.78)[6,11]	0.25[7,8]	0.20[7,9,10]	2.18[7]	15	14[6]
12-31-2007	14.36	0.50	0.38	0.88	(0.40)	(0.32)	—	(0.72)	14.52	6.18[11]	0.43[8]	0.21[9,12]	3.35	10	14
12-31-2006[13]	14.38	0.24	0.82	1.06	(0.44)	(0.27)	(0.37)	(1.08)	14.36	7.41[6,11]	1.69[7,8]	0.20[7]	4.85[7]	2	3[6]
8-31-2006[14]	13.35	0.18	1.06	1.24	(0.21)	—[15]	—	(0.21)	14.38	9.39[6,11]	2.58[7,8]	0.19[7]	1.48[7]	1	23[6]

CLASS 1

6-30-2008[5]	14.47	0.15	(1.13)	(0.98)	(0.07)	—	—	(0.07)	13.42	(6.78)[6,11]	0.11[7]	0.11[7,10]	2.13[7]	8,583	14[6]
12-31-2007	14.31	0.42	0.47	0.89	(0.41)	(0.32)	—	(0.73)	14.47	6.30	0.11	0.11[12]	2.84	8,928	14
12-31-2006[13]	14.34	0.24	0.82	1.06	(0.45)	(0.27)	(0.37)	(1.09)	14.31	7.40[6]	0.11[7]	0.11[7]	4.84[7]	7,609	3[6]
8-31-2006[14]	13.31	0.22	1.03	1.25	(0.22)	—[15]	—	(0.22)	14.34	9.47[6]	0.11[7]	0.11[7]	1.81[7]	6,736	23[6]

CLASS 5

6-30-2008[5]	14.48	0.16	(1.14)	(0.98)	(0.07)	—	—	(0.07)	13.43	(6.77)[6,11]	0.06[7]	0.06[7,10]	2.28[7]	22	14[6]
12-31-2007	14.32	0.50	0.40	0.90	(0.42)	(0.32)	—	(0.74)	14.48	6.35	0.06	0.06[12]	3.39	19	14
12-31-2006[13]	14.35	0.33	0.74	1.07	(0.45)	(0.27)	(0.38)	(1.10)	14.32	7.42[6]	0.06[7]	0.06[7]	6.63[7]	7[7]	3[6]
8-31-2006[17]	14.17	—[15]	0.31	0.31	(0.13)	—	—	(0.13)	14.35	2.23[6]	0.01[7]	0.01[7]	(0.01)[7]	1[7]	23[6]

See notes to financial statements

32	Lifestyle Portfolios | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

Continued

Lifestyle Moderate
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net										Ratio of net
			realized	Total							Ratio of		investment	Net
	Net asset	Net	and	from	From net						gross	Ratio of net	income	assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		expenses	expenses	(loss) to	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	to average	to average	average	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	net assets	net assets	net assets	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(%)[1]	($)	(%)

CLASS A

6-30-2008[5]	13.57	0.18	(0.85)	(0.67)	(0.08)	—	—	(0.08)	12.82	(4.98)[6,11]	0.51[7,8]	0.51[7,9,10]	2.68[7]	98	15[6]
12-31-2007	13.53	0.50	0.14	0.64	(0.41)	(0.19)	—	(0.60)	13.57	4.78[11]	0.53[8]	0.53[9,12]	3.57	76	13
12-31-2006[13]	13.64	0.27	0.52	0.79	(0.36)	(0.21)	(0.33)	(0.90)	13.53	5.77[6,11]	0.57[7,8]	0.56[7]	5.86[7]	37	1[6]
8-31-2006[14]	12.94	0.25	0.66	0.91	(0.21)	—	—	(0.21)	13.64	7.10[6,11]	0.83[7,8]	0.57[7]	2.21[7]	25	24[6]

CLASS B

6-30-2008[5]	13.56	0.11	(0.84)	(0.73)	(0.05)	—	—	(0.05)	12.78[11]	(5.40)[6,11]	1.37[7,8]	1.34[7,9,18]	1.74[7]	17	15[6]
12-31-2007	13.52	0.38	0.15	0.53	(0.30)	(0.19)	—	(0.49)	13.56	3.97[11]	1.43[8]	1.35[9,12]	2.73	15	13
12-31-2006[13]	13.62	0.23	0.52	0.75	(0.33)	(0.21)	(0.31)	(0.85)	13.52	5.49[6,11]	1.66[7,8]	1.35[7]	4.87[7]	7	1[6]
8-31-2006[14]	12.94	0.15	0.68	0.83	(0.15)	—	—	(0.15)	13.62	6.42[6,11]	2.43[7,8]	1.34[7]	1.28[7]	5	24[6]

CLASS C

6-30-2008[5]	13.57	0.13	(0.85)	(0.72)	(0.05)	—	—	(0.05)	12.80	(5.30)[6,11]	1.22[7,8]	1.22[7,9,10]	1.92[7]	79	15[6]
12-31-2007	13.53	0.41	0.13	0.54	(0.31)	(0.19)	—	(0.50)	13.57	4.05[11]	1.24[8]	1.24[9,12]	2.94	69	13
12-31-2006[13]	13.63	0.24	0.51	0.75	(0.33)	(0.21)	(0.31)	(0.85)	13.53	5.49[6,11]	1.32[7,8]	1.28[7]	5.13[7]	29	1[6]
8-31-2006[14]	12.94	0.17	0.67	0.84	(0.15)	—	—	(0.15)	13.63	6.49[6,11]	1.67[7,8]	1.29[7]	1.51[7]	18	24[6]

CLASS R

6-30-2008[5]	13.58	0.16	(0.87)	(0.71)	(0.06)	—	—	(0.06)	12.81	(5.26)[6,11]	2.97[7,8]	1.10[7,9,10]	2.48[7]	1	15[6]
12-31-2007	13.55	0.47	0.11	0.58	(0.36)	(0.19)	—	(0.55)	13.58	4.28[11]	6.32[8]	1.06[9,12]	3.41	1	13
12-31-2006[13,14]	13.69	0.24	0.50	0.74	(0.35)	(0.21)	(0.32)	(0.88)	13.55	5.38[6,11]	13.40[7,8]	0.95[7]	5.83[7]	—[16]	1[6]

CLASS R1

6-30-2008[5]	13.58	0.17	(0.86)	(0.69)	(0.07)	—	—	(0.07)	12.82	(5.10)[6,11]	1.91[7,8]	0.71[7,9,10]	2.56[7]	1	15[6]
12-31-2007	13.54	0.52	0.10	0.62	(0.39)	(0.19)	—	(0.58)	13.58	4.63[11]	4.10[8]	0.71[9,12]	3.73	1	13
12-31-2006[13,14]	13.69	0.25	0.50	0.75	(0.36)	(0.21)	(0.33)	(0.90)	13.54	5.43[6,11]	13.14[7,8]	0.70[7]	6.07[7]	—[16]	1[6]

CLASS R2

6-30-2008[5]	13.57	0.19	(0.86)	(0.67)	(0.08)	—	—	(0.08)	12.82	(4.97)[6,11]	5.23[7,8]	0.46[7,9,10]	2.92[7]	—[16]	15[6]
12-31-2007	13.53	0.44	0.22	0.66	(0.43)	(0.19)	—	(0.62)	13.57	4.89[11]	19.12[8]	0.45[9,12]	3.18	—[16]	13
12-31-2006[13,14]	13.69	0.26	0.48	0.74	(0.36)	(0.21)	(0.33)	(0.90)	13.53	5.48[6,11]	12.87[7,8]	0.45[7]	6.33[7]	—[16]	1[6]

CLASS R3

6-30-2008[5]	13.57	0.16	(0.86)	(0.70)	(0.07)	—	—	(0.07)	12.80	(5.20)[6,11]	1.09[7,8]	0.82[7,9,10]	2.46[7]	6	15[6]
12-31-2007	13.53	0.47	0.15	0.62	(0.39)	(0.19)	—	(0.58)	13.57	4.61[11]	1.51[8]	0.83[9,12]	3.40	4	13
12-31-2006[13]	13.65	0.23	0.55	0.78	(0.36)	(0.21)	(0.33)	(0.90)	13.53	5.66[6,11]	3.13[7,8]	0.78[7]	4.89[7]	1	1[6]
8-31-2006[14]	12.94	0.33	0.58	0.91	(0.20)	—	—	(0.20)	13.65	7.10[6,11]	8.44[7,8]	0.69[7]	2.93[7]	1	24[6]

CLASS R4

6-30-2008[5]	13.55	0.16	(0.83)	(0.67)	(0.08)	—	—	(0.08)	12.80	(4.99)[6,11]	0.88[7,8]	0.51[7,9,10]	2.45[7]	4	15[6]
12-31-2007	13.51	0.47	0.18	0.65	(0.42)	(0.19)	—	(0.61)	13.55	4.87[11]	1.13[8]	0.54[9,12]	3.38	4	13
12-31-2006[13]	13.63	0.25	0.53	0.78	(0.36)	(0.21)	(0.33)	(0.90)	13.51	5.80[6,11]	1.53[7,8]	0.52[7]	5.44[7]	2	1[6]
8-31-2006[14]	12.94	0.30	0.62	0.92	(0.23)	—	—	(0.23)	13.63	7.14[6,11]	4.65[7,8]	0.49[7]	2.59[7]	1	24[6]

CLASS R5

6-30-2008[5]	13.56	0.21	(0.86)	(0.65)	(0.09)	—	—	(0.09)	12.82	(4.84)[6,11]	0.45[7,8]	0.21[7,9,10]	3.19[7]	6	15[6]
12-31-2007	13.52	0.58	0.11	0.69	(0.46)	(0.19)	—	(0.65)	13.56	5.15[11]	0.97[8]	0.21[9,12]	4.21	4	13
12-31-2006[13]	13.64	0.32	0.48	0.80	(0.37)	(0.21)	(0.34)	(0.92)	13.52	5.93[6,11]	2.83[7,8]	0.20[7]	6.83[7]	1	1[6]
8-31-2006[14]	12.94	0.22	0.73	0.95	(0.25)	—	—	(0.25)	13.64	7.40[6,11]	4.86[7,8]	0.19[7]	1.92[7]	1	24[6]

CLASS 1

6-30-2008[5]	13.54	0.19	(0.83)	(0.64)	(0.09)	—	—	(0.09)	12.81	(4.75)[6]	0.11[7]	0.11[7,10]	2.92[7]	2,312	15[6]
12-31-2007	13.50	0.49	0.21	0.70	(0.47)	(0.19)	—	(0.66)	13.54	5.25	0.11	0.11[12]	3.53	2,339	13
12-31-2006[13]	13.63	0.27	0.54	0.81	(0.38)	(0.21)	(0.35)	(0.94)	13.50	5.90[6]	0.11[7]	0.11[7]	5.80[7]	2,008	1[6]
8-31-2006[14]	12.93	0.26	0.70	0.96	(0.26)	—	—	(0.26)	13.63	7.47[6]	0.11[7]	0.11[7]	2.23[7]	1,820	24[6]

CLASS 5

6-30-2008[5]	13.54	0.21	(0.86)	(0.65)	(0.09)	—	—	(0.09)	12.80	(4.81)[6]	0.06[7]	0.06[7,10]	3.21[7]	6	15
12-31-2007	13.49	0.53	0.19	0.72	(0.48)	(0.19)	—	(0.67)	13.54	5.39	0.06	0.06[12]	3.80	5	13
12-31-2006[13]	13.62	0.34	0.47	0.81	(0.38)	(0.21)	(0.35)	(0.94)	13.49	5.93[6]	0.06[7]	0.06[7]	7.21[7]	3	1[6]
8-31-2006[17]	13.48	—[15]	0.30	0.30	(0.16)	—	—	(0.16)	13.62	2.27[6]	0.01[7]	0.01[7]	(0.01)[7]	1	24[6]

See notes to financial statements

Semiannual report | Lifestyle Portfolios	33

F I N A N C I A L   S T A T E M E N T S

Financial highlights

Continued

Lifestyle Conservative
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net										Ratio of net
			realized	Total							Ratio of		investment	Net
	Net asset	Net	and	from	From net						gross	Ratio of net	income	assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		expenses	expenses	(loss) to	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	to average	to average	average	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	net assets	net assets	net assets	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(%)[1]	($)	(%)

CLASS A

6-30-2008[5]	13.32	0.24	(0.56)	(0.32)	(0.10)	—	—	(0.10)	12.90	(2.44)[6,11]	0.50[7]	0.50[7,9,10]	3.71[7]	84	13[6]
12-31-2007	13.29	0.59	0.05	0.64	(0.49)	(0.12)	—	(0.61)	13.32	4.89[11]	0.55[8]	0.54[9,12]	4.38	44	13
12-31-2006[13]	13.63	0.33	0.23	0.56	(0.38)	(0.16)	(0.36)	(0.90)	13.29	4.11[6,11]	0.64[7,8]	0.56[7]	7.20[7]	20	2[6]
8-31-2006[14]	13.16	0.31	0.41	0.72	(0.25)	—	—	(0.25)	13.63	5.53[6,11]	1.02[7,8]	0.57[7]	2.75[7]	12	20[6]

CLASS B

6-30-2008[5]	13.32	0.16	(0.53)	(0.37)	(0.07)	—	—	(0.07)	12.88	(2.79)[6,11]	1.39[7]	1.32[7,9,10]	2.52[7]	13	13[6]
12-31-2007	13.29	0.50	0.04	0.54	(0.39)	(0.12)	—	(0.51)	13.32	4.11[11]	1.54[8]	1.32[9,12]	3.71	10	13
12-31-2006[13]	13.63	0.29	0.22	0.51	(0.35)	(0.16)	(0.34)	(0.85)	13.29	3.75[6,11]	1.88[7,8]	1.33[7]	6.20[7]	4	2[6]
8-31-2006[14]	13.16	0.24	0.41	0.65	(0.18)	—	—	(0.18)	13.63	4.99[6,11]	3.12[7,8]	1.33[7]	2.08[7]	3	20[6]

CLASS C

6-30-2008[5]	13.32	0.19	(0.57)	(0.38)	(0.07)	—	—	(0.07)	12.87	(2.84)[6,11]	1.22[7]	1.22[7,9,10]	2.87[7]	76	13[6]
12-31-2007	13.28	0.52	0.04	0.56	(0.40)	(0.12)	—	(0.52)	13.32	4.22[11]	1.28[8]	1.28[9,12]	3.88	44	13
12-31-2006[13]	13.62	0.30	0.21	0.51	(0.35)	(0.16)	(0.34)	(0.85)	13.28	3.76[6,11]	1.41[7,8]	1.29[7]	6.55[7]	14	2[6]
8-31-2006[14]	13.16	0.29	0.35	0.64	(0.18)	—	—	(0.18)	13.62	4.91[6,11]	2.05[7,8]	1.31[7]	2.54[7]	8	20[6]

CLASS R

6-30-2008[5]	13.34	0.26	(0.62)	(0.36)	(0.08)	—	—	(0.08)	12.90	(2.72)[6,11]	4.40[7]	1.03[7,9,10]	3.95[7]	1	13[6]
12-31-2007	13.31	0.48	0.11	0.59	(0.44)	(0.12)	—	(0.56)	13.34	4.49[11]	13.84[8]	1.01[9,12]	3.53	—	13
12-31-2006[13]	13.67	0.29	0.23	0.52	(0.37)	(0.16)	(0.35)	(0.88)	13.31	3.80[6,11]	13.49[7,8]	0.95[7]	7.14[7]	—[16]	2[6]

CLASS R1

6-30-2008[5]	13.34	0.25	(0.59)	(0.34)	(0.09)	—	—	(0.09)	12.91	(2.57)[6,11]	3.61[7]	0.71[7,9,10]	3.84[7]	1	13[6]
12-31-2007	13.30	0.57	0.07	0.64	(0.48)	(0.12)	—	(0.60)	13.34	4.83[11]	9.69[8]	0.71[9,12]	4.21	—	13
12-31-2006[13]	13.67	0.30	0.23	0.53	(0.38)	(0.16)	(0.36)	(0.90)	13.30	3.85[6,11]	13.24[7,8]	0.70[7]	7.38[7]	—[16]	2[6]

CLASS R2

6-30-2008[5]	13.32	0.31	(0.64)	(0.33)	(0.09)	—	—	(0.09)	12.90	(2.47)[6,11]	1.25[7]	0.68[7,9,10]	4.80[7]	6	13[6]
12-31-2007	13.30	0.56	0.09	0.65	(0.51)	(0.12)	—	(0.63)	13.32	4.93[11]	7.59[8]	0.53[9,12]	4.14	—	13
12-31-2006[13]	13.67	0.31	0.23	0.54	(0.38)	(0.16)	(0.37)	(0.91)	13.30	3.98[6,11]	12.98[7,8]	0.45[7]	7.64[7]	—[16]	2[6]

CLASS R3

6-30-2008[5]	13.33	0.17	(0.51)	(0.34)	(0.09)	—	—	(0.09)	12.90	(2.58)[6,11]	0.88[7]	0.77[7,9,10]	2.67[7]	8	13[6]
12-31-2007	13.29	0.70	(0.07)	0.63	(0.47)	(0.12)	—	(0.59)	13.33	4.81[11]	1.89[8]	0.81[9,12]	5.17	4	13
12-31-2006[13]	13.65	0.29	0.25	0.54	(0.38)	(0.16)	(0.36)	(0.90)	13.29	3.93[6,11]	6.23[7,8]	0.77[7]	6.23[7]	—[16]	2[6]
8-31-2006[14]	13.16	0.28	0.44	0.72	(0.23)	—	—	(0.23)	13.65	5.55[6,11]	14.72[7,8]	0.68[7]	2.46[7]	—[16]	20[6]

CLASS R4

6-30-2008[5]	13.31	0.22	(0.54)	(0.32)	(0.10)	—	—	(0.10)	12.89	(2.44)[6,11]	0.91[7]	0.51[7,9,10]	3.44[7]	4	13[6]
12-31-2007	13.28	0.53	0.12	0.65	(0.50)	(0.12)	—	(0.62)	13.31	4.97[11]	1.46[8]	0.53[9,12]	3.96	3	13
12-31-2006[13]	13.64	0.28	0.27	0.55	(0.38)	(0.16)	(0.37)	(0.91)	13.28	4.06[6,11]	2.87[7,8]	0.51[7]	6.17[7]	1	2[6]
8-31-2006[14]	13.16	0.44	0.30	0.74	(0.26)	—	—	(0.26)	13.64	5.66[6,11]	10.01[7,8]	0.45[7]	3.89[7]	1	20[6]

CLASS R5

6-30-2008[5]	13.32	0.26	(0.56)	(0.30)	(0.11)	—	—	(0.11)	12.91	(2.30)[6,11]	1.05[7]	0.22[7,9,10]	3.96[7]	3	13[6]
12-31-2007	13.29	0.57	0.12	0.69	(0.54)	(0.12)	—	(0.66)	13.32	5.27[11]	3.42[8]	0.22[9,12]	4.23	1	13
12-31-2006[13]	13.65	0.28	0.29	0.57	(0.40)	(0.16)	(0.37)	(0.93)	13.29	4.19[6,11]	6.37[7,8]	0.20[7]	6.01[7]	—[16]	2[6]
8-31-2006[14]	13.16	0.28	0.49	0.77	(0.28)	—	—	(0.28)	13.65	5.94[6,11]	9.18[7,8]	0.19[7]	2.44[7]	—[16]	20[6]

CLASS 1

6-30-2008[5]	13.30	0.23	(0.52)	(0.29)	(0.11)	—	—	(0.11)	12.90	(2.20)[6,11]	0.11[7]	0.11[7,10]	3.59[7]	1,549	13[6]
12-31-2007	13.27	0.57	0.14	0.71	(0.56)	(0.12)	—	(0.68)	13.30	5.38	0.11	0.11[12]	4.24	1,401	13
12-31-2006[13]	13.64	0.32	0.25	0.57	(0.40)	(0.16)	(0.38)	(0.94)	13.27	4.16[6]	0.11[7]	0.11[7]	6.96[7]	1,184	2[6]
8-31-2006[14]	13.15	0.30	0.48	0.78	(0.29)	—	—	(0.29)	13.64	6.01[6]	0.12[7]	0.12[7]	2.54[7]	1,097	20[6]

See notes to financial statements

34	Lifestyle Portfolios | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Notes to Financial Highlights

1 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges for Class A, Class B and Class C.

4 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

5 Unaudited.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

9 Includes transfer agent fee earned credits of less than 0.01% of average net assets.

10 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

	Lifestyle	Lifestyle	Lifestyle	Lifestyle	Lifestyle
Period ended	Aggressive	Growth	Balanced	Moderate	Conservative
6/30/08	0.50%–1.26%	0.48%–1.14%	0.48%–1.14%	0.48%–1.26%	0.67%–1.08%

11 Total returns would have been lower had certain expenses not been reduced during the periods shown.

12 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.79% and 0.91% based on the mix of underlying funds held by the portfolio.

13 Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

14 Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05, Class R, Class R1 and Class R2 began operations on 9-18-06, and Class 1 shares began operation on 10-15-05.

15 Less than $0.01 per share.

16 Less than $500,000.

17 Class 5 shares began operation on 7-3-06.

18 Includes transfer agent fee earned credits equal to 0.01% of average net assets.

See notes to financial statements

Semiannual report | Lifestyle Portfolios	35

Notes to financial statements (Unaudited)

1. Organization of the Trust

The John Hancock Funds II (the Trust or JHF II) is an open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several funds, each with a stated investment objective that it pursues through separate investment policies. The Trust currently offers seventy-two separate investment funds, five of which are covered by this report: Lifestyle Aggressive, Lifestyle Growth, Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative (collectively, Lifestyle Portfolios or the Portfolios).

Each of the Lifestyle Portfolios is non-diversified for purposes of the Investment Company Act of 1940, as amended (the 1940 Act).

The Lifestyle Portfolios operate as “fund of funds”, investing in Class NAV shares of underlying funds of the Trust and John Hancock Funds III (JHF III) and also in other affiliated funds of the John Hancock funds complex. The Portfolios may also invest in unaffiliated underlying funds and other permitted security investments.

The JHF III funds are retail mutual funds advised by John Hancock Investment Management Services, LLC (JHIMS or the Adviser) and distributed by John Hancock Funds, LLC (the Distributor).

The accounting policies of the affiliated underlying funds of the Trust are outlined in the shareholder reports for such funds, available without charge by calling 1-800-225-5291 or on the Securities and Exchange Commission (SEC) Web site at www.sec.gov, or at the Commission’s public reference room in Washington, D.C. The affiliated underlying funds are not covered by this report.

JHIMS, a Delaware limited liability company controlled by John Hancock Life Insurance Company (U.S.A.) (John Hancock USA) serves as investment adviser for the Trust and the Distributor, an affiliate of the Adviser, serves as principal underwriter. John Hancock Life Insurance Company of New York (John Hancock New York) is a wholly owned subsidiary of John Hancock USA. John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of the Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

The Board of Trustees have authorized the issuance of multiple classes of shares of the Portfolios, including classes designated as Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 , Class 1 and Class 5 shares. Class A, Class B and Class C shares are open to all retail investors. Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York. Class 5 shares currently are available only to the John Hancock Freedom 529 Plan. The shares of each class represent an interest in the same portfolio of investments of the Portfolios, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the SEC and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

At June 30, 2008, John Hancock USA owned 8,153 shares of beneficial interest for Lifestyle Moderate.

2. Significant accounting policies

In the preparation of the financial statements, the Portfolios follow the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Securities valuation

The net asset value of the shares of each Portfolio is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Investments by the Portfolios in underlying affiliated funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation polices, as outlined in the underlying funds’ financial statements.

36	Lifestyle Portfolios | Semiannual report

New accounting pronouncements

The Portfolios adopted Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective with the beginning of the Portfolios’ fiscal year. FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of hierarchy are described below:

• Level 1 — Quoted prices in active markets for identical securities.

• Level 2 — Prices determined using other significant observable inputs. Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly through corroboration with observable market data. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

• Level 3 — Prices determine dusing significant unobservable inputs. Insituations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Portfolios’ own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables are a summary of the inputs used to value the Portfolios’ net assets as of June 30, 2008. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Valuation Inputs:	Investments in Funds	Other Financial Instruments

Lifestyle Aggressive
Level 1 — Quoted Prices	$3,441,774,876	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$3,441,774,876	—

Lifestyle Growth
Level 1 — Quoted Prices	$9,853,178,773	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$9,853,178,773	—

Lifestyle Balanced
Level 1 — Quoted Prices	$9,337,171,952	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$9,337,171,952	—

Lifestyle Moderate
Level 1 — Quoted Prices	$2,531,962,987	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$2,531,962,987	—

Lifestyle Conservative
Level 1 — Quoted Prices	$1,744,691,590	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$1,744,691,590	—

Investment risk

Certain underlying funds may invest a portion of their assets in securities of issuers that hold mortgage securities including sub-prime mortgage securities. The value of these securities is sensitive to change in economic conditions including delinquencies and/or defaults and may be adversely affected by shifts to the markets perception of the issuers and changes in interest rates.

Semiannual report | Lifestyle Portfolios	37

Security transactions and related investment income

Investment security and underlying affiliated funds transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded by the underlying affiliated funds on the ex-dividend date. Distributions from the underlying affiliated funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date.

The Portfolios use the specific identification method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Allocations of income and expenses

All income, expenses (except class-specific expenses), and realized and unrealized gain/loss are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Portfolio level.

Expenses not directly attributable to a particular Portfolio or share class are allocated based on the relative share of net assets of each Portfolio or share class at the time the expense was incurred. Class-specific expenses, such as Distribution (Rule 12b-1) fees, transfer agency fees, blue sky fees, and printing and postage fees, are accrued daily and charged directly to the respective share classes. Expenses in the Lifestyle Portfolios’ Statements of Operations reflect the expenses of the Portfolios and do not include any indirect expenses related to the underlying affiliated funds. Because the affiliated underlying funds have varied expense levels and the Lifestyle Portfolios may own different proportions of the affiliated underlying funds at different times, the amount of fees and expenses incurred indirectly by the Lifestyle Portfolios will vary.

Federal income taxes

Each Portfolio qualifies as regulated investment companies by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Each Portfolio adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Portfolios’ fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Portfolios’ financial statements. Each of the Portfolio’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Portfolios record distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date.

During the year ended December 31, 2007, the tax character of distributions paid was as follows:

		Long Term
Portfolio	Ordinary Income	Capital Gains	Return of Capital	Total

Lifestyle Aggressive	$123,815,341	$43,966,246	—	$167,781,587
Lifestyle Growth	403,632,376	82,092,859	—	485,725,235
Lifestyle Balanced	413,394,944	44,874,979	—	458,269,923
Lifestyle Moderate	108,022,601	7,519,152	—	115,541,753
Lifestyle Conservative	68,963,500	1,863,066	—	70,826,566

Distributions paid by the Portfolios with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

38	Lifestyle Portfolios | Semiannual report

The cost of investments owned on June 30, 2008, including short-term investments, for federal income tax purposes, was as follows:

		Unrealized	Unrealized	Net Unrealized
Portfolio	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

Lifestyle Aggressive	$3,530,766,338	$136,132,640	($225,124,102)	($88,991,462)
Lifestyle Growth	10,150,904,193	274,129,782	(571,855,202)	(297,725,420)
Lifestyle Balanced	9,652,480,948	286,300,282	(601,609,278)	(315,308,996)
Lifestyle Moderate	2,599,070,588	58,799,744	(125,907,345)	(67,107,601)
Lifestyle Conservative	1,784,465,988	28,479,642	(68,254,040)	(39,774,398)

3. Investment advisory and other agreements

Advisory fees

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Portfolios, subject to the supervision of the Board of Trustees. The advisory fee has two components: (a) a fee on assets invested in affiliated Funds (“Affiliated Fund Assets”) and (b) a fee on assets not invested in affiliated funds (“Other Assets”). Affiliated Funds are any Fund of JHF II and JHF III. Under the Advisory Agreement, the Portfolios pay a monthly management fee to the Adviser as stated below:

The fee on Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios determined in accordance with the following schedule:

	First $7.5 billion of	Excess over $7.5 billion of
Portfolio	Aggregate Net Assets	Aggregate Net Assets

Lifestyle Portfolios	0.050%	0.040%

The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios determined in accordance with the following schedule:

	First $7.5 billion of	Excess over $7.5 billion of
Portfolio	Aggregate Net Assets	Aggregate Net Assets

Lifestyle Portfolios	0.500%	0.490%

The Portfolios are not responsible for the payment of subadvisory fees.

MFC Global Investment Management (U.S.A.) Limited acts as Subadviser to the Lifestyle Portfolios. Deutsche Investment Management Americas, Inc. serves as subadviser consultant.

The investment management fees incurred for the period ended June 30, 2008, were equivalent to an annual effective rate of the Portfolio’s average daily net assets as follows:

Portfolio	Annual Effective Rate

Lifestyle Aggressive	0.04%
Lifestyle Growth	0.04%
Lifestyle Balanced	0.04%
Lifestyle Moderate	0.04%
Lifestyle Conservative	0.04%

Expense reimbursements

The Adviser has contractually agreed to waive advisory fees or reimburse Portfolios’ expenses for Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares to the extent that blue sky fees, and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the classes. This agreement remains in effect until May 1, 2009, and may thereafter be terminated by the Adviser at any time.

Semiannual report | Lifestyle Portfolios	39

For the period ended June 30, 2008, the expense reductions amounted to the following and are reflected as a reduction of total expenses in the Statement of Operations:

Expense Reimbursement by Class

Portfolio	Class A	Class B	Class C	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Lifestyle Aggressive	—	—	—	$5,663	$5,579	$5,336	$4,958	$6,299	$5,495
Lifestyle Growth	—	—	—	5,713	5,949	4,507	2,002	2,929	3,412
Lifestyle Balanced	—	—	—	5,724	5,979	4,717	—	1,842	2,561
Lifestyle Moderate	—	$1,752	—	6,067	5,899	6,238	6,103	6,784	5,987
Lifestyle Conservative	—	3,546	—	6,188	6,161	5,459	4,117	6,786	7,417

In addition, the Adviser has agreed to reimburse or limit certain Fund level expenses to 0.07% of the Portfolios’ average annual net assets which are allocated pro rata to all share classes. This agreement excludes taxes, portfolio brokerage commissions, interest, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolios’ business. In addition, fees incurred under any agreement or plans of the Portfolios dealing with services for the shareholders and others with beneficial interest in shares of the Portfolios, are excluded. This voluntary expense reimbursement may be terminated at any time. For the period ended June 30, 2008, there were no reimbursements associated with this agreement.

Fund administration fees

Pursuant to the Advisory Agreement, the Portfolios reimburse the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Portfolios, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred.

The fund administration fees incurred for the period ended June 30, 2008, were equivalent to an annual effective rate of 0.01% of each Portfolio’s average daily net assets.

Distribution plans

The Trust has a Distribution Agreement with the Distributor. The Portfolios have adopted Distribution Plans with respect to Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class 1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Portfolios. Accordingly, the Portfolios make monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.75%, 0.50%, 0.25%, 0.50%, 0.25% and 0.05% of the average daily net assets of Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class 1, respectively. A maximum of 0.25% of average daily net assets may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly, National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Portfolio’s 12b-1 payments could occur under certain circumstances.

The Portfolios have also adopted a Service Plan with respect to Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares (the “Service Plan”). Under the Service Plan, the Portfolios pay up to 0.25%, 0.25%, 0.25%, 0.15%, 0.10% and 0.05% of average daily net assets of Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively, for certain other services.

Sales charges

Class A shares are assessed up-front sales charges of up to 5% of the net asset value of such shares. The following summarizes the net up-front sales charges received by the Distributor during the period ended June 30, 2008:

	Lifestyle Aggressive	Lifestyle Growth	Lifestyle Balanced	Lifestyle Moderate	Lifestyle Conservative

Net sales charges	$685,260	$2,202,397	$1,997,203	$656,411	$598,694
Retained for printing prospectuses,
advertising and sales literature	108,208	352,131	327,326	110,114	100,036
Sales commission to unrelated
broker-dealers	567,932	1,831,624	1,648,965	543,316	493,466
Sales commission to affiliated
sales personnel	9,120	18,642	20,912	2,981	5,192

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Portfolios in connection with the sale of Class B and Class C shares. During the period ended June 30, 2008, CDSCs received by the Distributor amounted to $49,226, $109,432, $95,467, $22,043 and $18,217 for Class B shares and $16,219, $42,923, $40,339, $20,048 and $37,587 for Class C shares of Lifestyle Aggressive, Lifestyle Growth, Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative, respectively.

40	Lifestyle Portfolios | Semiannual report

Transfer agent fees

The Portfolios have a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the Portfolio pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has contractually agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares average daily net assets. This agreement is effective until December 31, 2008.

In addition, Signature Services voluntarily agreed to further limit transfer agent fees for Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares so that such fees do not exceed 0.05% annually of each class’s average daily net assets. This voluntary agreement was terminated on June 1, 2008. For the period ended June 30, 2008, the transfer agent voluntary fees reductions amounted to the following and are reflected as a reduction of total expenses in the Statement of Operations:

Transfer agent fee reduction by class

Portfolio	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Lifestyle Aggressive	$753	$543	$435	$1,207	$674	$534
Lifestyle Growth	745	564	428	1,404	739	551
Lifestyle Balanced	717	484	421	1,479	667	499
Lifestyle Moderate	395	417	163	1,062	557	502
Lifestyle Conservative	216	256	343	871	522	451

The Portfolios receive earnings credits from the transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Portfolios’ transfer agent fees and out of pocket expenses. During the period ended June 30, 2008, the Portfolios’ transfer agent fees and out of pocket expenses were reduced by $3,211, $7,128, $4,316, $1,063 and $589 for Lifestyle Aggressive, Lifestyle Growth, Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative, respectively, for transfer agent credits earned.

Class level expenses for the period ended June 30, 2008, were as follows:

		Distribution and	Transfer		Printing and
Portfolio	Share Class	service fees	agent fees	Blue sky fees	postage fees

Lifestyle Aggressive	Class A	$169,897	$109,134	$13,177	$4,828
	Class B	116,075	23,681	8,190	1,458
	Class C	469,467	95,040	10,691	3,678
	Class R	7,287	1,179	6,347	60
	Class R1	4,672	992	6,346	30
	Class R2	3,577	1,035	6,346	63
	Class R3	23,737	3,227	8,229	321
	Class R4	7,800	1,980	8,234	396
	Class R5	861	2,151	8,227	167
	Class 1	804,738	—	—	—
	Total	$1,608,111	$238,419	$75,787	$11,001

Lifestyle Growth	Class A	$500,906	$253,711	$20,450	$13,705.00
	Class B	383,500	77,896	10,194	4,443
	Class C	1,433,473	231,955	15,665	12,361
	Class R	6,711	1,132	6,347	39
	Class R1	5,915	1,125	6,902	43
	Class R2	9,262	1,489	6,347	63
	Class R3	43,897	5,233	8,223	619
	Class R4	20,707	4,297	8,213	1,097
	Class R5	500	3,409	8,184	359
	Class 1	2,289,190	—	—	—
	Total	$4,694,061	$580,247	$90,525	$32,729

Lifestyle Balanced	Class A	$440,346	$178,042	$18,089	$11,206
	Class B	305,652	61,869	8,183	3,422
	Class C	1,360,506	178,471	14,670	10,681
	Class R	6,819	1,101	6,347	48
	Class R1	2,546	700	6,347	11
	Class R2	8,400	1,370	6,347	71
	Class R3	68,880	7,756	8,225	962
	Class R4	24,393	4,977	8,205	1,377
	Class R5	—	3,913	8,196	500
	Class 1	2,169,361	—	—	—
	Total	$4,386,903	$438,199	$84,609	$28,278

Semiannual report | Lifestyle Portfolios	41

		Distribution and	Transfer		Printing and
Portfolio	Share Class	service fees	agent fees	Blue sky fees	postage fees

Lifestyle Moderate	Class A	$132,268	$48,953	$11,190	$2,977
	Class B	81,890	15,739	8,189	933
	Class C	366,598	48,037	8,188	2,556
	Class R	3,075	575	6,347	31
	Class R1	2,674	683	6,347	24
	Class R2	347	233	6,347	12
	Class R3	16,022	2,390	8,224	231
	Class R4	6,160	1,563	8,236	344
	Class R5	237	1,849	8,206	193
	Class 1	578,257	—	—	—
	Total	$1,187,528	$120,022	$71,274	$7,301

Lifestyle Conservative	Class A	$98,604	$33,117	$8,701	$1,617
	Class B	57,627	9,886	8,220	512
	Class C	307,501	37,114	8,232	1,445
	Class R	1,565	316	6,347	12
	Class R1	1,130	370	6,352	9
	Class R2	4,706	850	6,347	23
	Class R3	26,770	3,242	8,233	123
	Class R4	5,551	1,445	8,243	192
	Class R5	176	932	8,225	50
	Class 1	376,119	—	—	—
	Total	$879,749	$87,272	$68,900	$3,983

4. Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to each Portfolio based on its average daily net asset value.

42	Lifestyle Portfolios | Semiannual report

5. Portfolio share transactions

Share activities for the Portfolios for the period ended June 30, 2008, and December 31, 2007, were as follows:

Lifestyle Aggressive

	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,171,272	$30,618,656	4,614,640	$72,343,725
Distributions reinvested	—	—	310,614	4,631,245
Repurchased	(1,183,070)	(16,693,206)	(1,114,340)	(17,460,253)

Net increase	988,202	$13,925,450	3,810,914	$59,514,717

Class B shares

Sold	327,565	$4,614,194	885,174	$13,809,960
Distributions reinvested	—	—	53,226	794,126
Repurchased	(199,670)	(2,799,681)	(185,248)	(2,895,713)

Net increase	127,895	$1,814,513	753,152	$11,708,373

Class C shares

Sold	1,574,580	$22,096,468	3,975,449	$62,163,168
Distributions reinvested	—	—	213,164	3,180,423
Repurchased	(779,624)	(10,928,383)	(580,591)	(9,086,220)

Net increase	794,956	$11,168,085	3,608,022	$56,257,371

Class R shares

Sold	82,072	$1,156,976	95,511	$1,518,424
Distributions reinvested	—	—	3,768	56,443
Repurchased	(27,098)	(381,215)	(22,307)	(352,211)

Net increase	54,974	$775,761	76,972	$1,222,656

Class R1 shares

Sold	119,459	$1,683,253	82,704	$1,317,018
Distributions reinvested	—	—	3,302	49,391
Repurchased	(6,584)	(92,601)	(20,102)	(313,226)

Net increase	112,875	$1,590,652	65,904	$1,053,183

Class R2 shares

Sold	23,520	$331,078	242,808	$3,920,147
Distributions reinvested	—	—	8,082	120,667
Repurchased	(34,399)	(481,327)	(82,461)	(1,346,875)

Net increase (decrease)	(10,879)	($150,249)	168,429	$2,693,939

Class R3 shares

Sold	284,866	$3,999,676	439,108	$6,857,290
Distributions reinvested	—	—	18,965	282,771
Repurchased	(99,420)	(1,394,485)	(93,518)	(1,469,502)

Net increase	185,446	$2,605,191	364,555	$5,670,559

Class R4 shares

Sold	160,016	$2,239,471	255,282	$3,953,647
Distributions reinvested	—	—	14,937	222,558
Repurchased	(123,621)	(1,733,882)	(106,180)	(1,675,926)

Net increase	36,395	$505,589	164,039	$2,500,279

Class R5 shares

Sold	378,945	$5,318,172	219,853	$3,498,153
Distributions reinvested	—	—	10,962	163,340
Repurchased	(86,697)	(1,230,796)	(39,228)	(602,706)

Net increase	292,248	$4,087,376	191,587	$3,058,787

Class 1 shares

Sold	11,729,616	$164,624,868	29,308,050	$454,167,442
Distributions reinvested	—	—	10,630,513	157,969,428
Repurchased	(3,003,192)	(41,319,984)	(4,388,943)	(68,831,528)
Net increase	8,726,424	$123,304,884	35,549,620	$543,305,342

Net increase	11,308,536	$159,627,252	44,753,194	$686,985,206

Semiannual report | Lifestyle Portfolios	43

Lifestyle Growth
	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Class A shares

Sold	6,696,839	$95,463,293	12,295,840	$190,386,484
Issued in reorganization	—	—	241,993	3,888,349
Distributions reinvested	—	—	920,135	13,618,005
Repurchased	(3,198,910)	(45,445,803)	(2,628,552)	(40,696,080)

Net increase	3,497,929	$50,017,490	10,829,416	$167,196,758

Class B shares

Sold	1,061,398	$15,049,128	2,904,046	$44,766,258
Issued in reorganization	—	—	58,080	928,637
Distributions reinvested	—	—	179,850	2,663,601
Repurchased	(555,686)	(7,863,315)	(562,601)	(8,720,822)

Net increase	505,712	$7,185,813	2,579,375	$39,637,674

Class C shares

Sold	4,251,155	$60,324,238	10,421,470	$160,626,549
Issued in reorganization	—	—	86,401	1,381,344
Distributions reinvested	—	—	692,231	10,251,966
Repurchased	(2,501,648)	(35,331,724)	(1,988,367)	(30,811,386)

Net increase	1,749,507	$24,992,514	9,211,735	$141,448,473

Class R shares

Sold	165,887	$2,349,092	45,255	$697,576
Distributions reinvested	—	—	2,138	31,819
Repurchased	(11,271)	(160,587)	(8,305)	(126,466)

Net increase	154,616	$2,188,505	39,088	$602,929

Class R1 shares

Sold	88,120	$1,260,218	131,620	$2,072,737
Issued in reorganization	—	—	7,433	119,711
Distributions reinvested	—	—	5,782	85,856
Repurchased	(32,585)	(466,973)	(22,023)	(346,417)

Net increase	55,535	$793,245	122,812	$1,931,887

Class R2 shares

Sold	638,666	$9,326,700	65,934	$1,009,920
Distributions reinvested	—	—	3,233	47,939
Repurchased	(72,855)	(1,053,850)	(10,469)	(159,415)

Net increase	565,811	$8,272,850	58,698	$898,444

Class R3 shares

Sold	379,861	$5,387,433	753,663	$11,632,645
Distributions reinvested	—	—	38,168	564,498
Repurchased	(107,307)	(1,517,634)	(132,164)	(2,050,727)

Net increase	272,554	$3,869,799	659,667	$10,146,416

Class R4 shares

Sold	219,532	$3,103,972	594,949	$9,104,267
Distributions reinvested	—	—	45,493	672,840
Repurchased	(194,405)	(2,737,841)	(130,810)	(2,014,185)

Net increase	25,127	$366,131	509,632	$7,762,922

Class R5 shares

Sold	496,935	$7,029,438	386,916	$6,103,831
Distributions reinvested	—	—	24,520	362,648
Repurchased	(114,302)	(1,607,764)	(46,657)	(717,962)
Net increase	382,633	$5,421,674	364,779	$5,748,517

44	Lifestyle Portfolios | Semiannual report

Lifestyle Growth, continued
	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	28,192,077	$397,886,610	68,743,446	$1,053,001,279
Distributions reinvested	—	—	30,811,120	454,155,901
Repurchased	(6,755,818)	(93,979,738)	(10,434,155)	(162,148,953)

Net increase	21,436,259	$303,906,872	89,120,411	$1,345,008,227

Class 5 shares

Sold	835,075	$11,857,048	2,047,722	$31,534,003
Distributions reinvested	—	—	146,377	2,156,125
Repurchased	(12,482)	(182,391)	(123,241)	(1,981,283)

Net increase	822,593	$11,674,657	2,070,858	$31,708,845

Net increase	29,468,276	$418,689,550	115,566,471	$1,752,091,092

Semiannual report | Lifestyle Portfolios	45

Lifestyle Balanced
	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Class A shares

Sold	7,076,626	$98,603,882	12,010,789	$178,914,507
Issued in reorganization	—	—	407,719	6,254,241
Distributions reinvested	82,763	1,151,807	764,823	11,089,399
Repurchased	(3,145,951)	(43,507,238)	(2,326,002)	(34,789,873)

Net increase	4,013,438	$56,248,451	10,857,329	$161,468,274

Class B shares

Sold	1,088,755	$15,117,648	2,125,099	$31,561,856
Issued in reorganization	—	—	94,071	1,440,223
Distributions reinvested	8,982	124,808	138,849	2,004,146
Repurchased	(468,261)	(6,488,339)	(458,683)	(6,838,206)

Net increase	629,476	$8,754,117	1,899,336	$28,168,019

Class C shares

Sold	4,942,465	$68,736,167	10,622,392	$158,371,850
Issued in reorganization	—	—	112,341	1,722,024
Distributions reinvested	42,812	595,041	629,263	9,097,060
Repurchased	(2,299,142)	(31,879,447)	(1,856,133)	(27,693,913)

Net increase	2,686,135	$37,451,761	9,507,863	$141,497,021

Class R shares

Sold	129,848	$1,799,582	41,703	$624,192
Distributions reinvested	309	4,298	2,262	32,758
Repurchased	(11,628)	(160,783)	(14,135)	(206,357)

Net increase	118,529	$1,643,097	29,830	$450,593

Class R1 shares

Sold	48,592	$668,847	36,079	$544,741
Issued in reorganization	—	—	7,260	111,372
Distributions reinvested	236	3,273	1,795	25,936
Repurchased	(21,835)	(303,236)	(12,423)	(182,489)

Net increase	26,993	$368,884	32,711	$499,560

Class R2 shares

Sold	407,116	$5,766,058	83,244	$1,218,082
Distributions reinvested	998	13,849	3,716	53,917
Repurchased	(136,354)	(1,923,382)	(19,236)	(287,738)

Net increase	271,760	$3,856,525	67,724	$984,261

Class R3 shares

Sold	657,058	$9,146,756	1,482,901	$22,213,387
Distributions reinvested	6,359	88,277	64,976	939,970
Repurchased	(282,755)	(3,923,414)	(268,440)	(4,012,566)

Net increase	380,662	$5,311,619	1,279,437	$19,140,791

Class R4 shares

Sold	278,712	$3,874,278	787,368	$11,686,142
Distributions reinvested	5,114	70,965	54,756	793,917
Repurchased	(211,385)	(2,916,104)	(294,166)	(4,408,844)

Net increase	72,441	$1,029,139	547,958	$8,071,215

Class R5 shares

Sold	658,870	$9,160,095	615,276	$9,235,488
Distributions reinvested	5,048	70,117	29,612	429,428
Repurchased	(218,754)	(3,034,021)	(86,230)	(1,298,027)
Net increase	445,164	$6,196,191	558,658	$8,366,889

46	Lifestyle Portfolios | Semiannual report

Lifestyle Balanced, continued
	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	27,971,223	$387,180,285	66,344,430	$978,825,969
Distributions reinvested	3,217,754	44,533,716	29,782,065	431,392,726
Repurchased	(8,533,204)	(116,564,790)	(10,958,523)	(162,475,516)

Net increase	22,655,773	$315,149,211	85,167,972	$1,247,743,179

Class 5 shares

Sold	402,443	$5,572,149	800,605	$11,911,857
Distributions reinvested	7,841	108,595	57,977	838,848
Repurchased	(52,683)	(733,482)	(32,771)	(486,530)

Net increase	357,601	$4,947,262	825,811	$12,264,175

Net increase	31,657,972	$440,956,257	110,774,629	$1,628,653,977

Semiannual report | Lifestyle Portfolios	47

Lifestyle Moderate
	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Class A shares

Sold	3,068,590	$40,525,894	3,689,701	$51,041,634
Distributions reinvested	36,927	486,778	193,694	2,633,345
Repurchased	(1,058,022)	(13,879,612)	(1,019,236)	(14,186,223)

Net increase	2,047,495	$27,133,060	2,864,159	$39,488,756

Class B shares

Sold	347,834	$4,577,019	685,413	$9,480,517
Distributions reinvested	4,342	57,178	34,752	470,834
Repurchased	(145,964)	(1,919,309)	(121,981)	(1,693,366)

Net increase	206,212	$2,714,888	598,184	$8,257,985

Class C shares

Sold	1,956,217	$25,745,312	3,309,558	$45,891,231
Distributions reinvested	20,392	268,699	152,871	2,071,690
Repurchased	(835,208)	(10,991,395)	(511,957)	(7,087,439)

Net increase	1,141,401	$15,022,616	2,950,472	$40,875,482

Class R shares

Sold	48,551	$644,197	42,365	$587,129
Distributions reinvested	212	2,796	1,578	21,455
Repurchased	(7,728)	(101,998)	(14,367)	(196,971)

Net increase	41,035	$544,995	29,576	$411,613

Class R1 shares

Sold	42,754	$565,075	63,256	$886,586
Distributions reinvested	438	5,767	2,515	34,189
Repurchased	(9,472)	(125,275)	(15,327)	(211,504)

Net increase	33,720	$445,567	50,444	$709,271

Class R2 shares

Sold	16,229	$216,464	887	$12,290
Distributions reinvested	128	1,691	380	5,174
Repurchased	(586)	(7,679)	(154)	(2,155)

Net increase	15,771	$210,476	1,113	$15,309

Class R3 shares

Sold	172,090	$2,276,321	342,265	$4,717,918
Distributions reinvested	2,104	27,709	11,583	157,373
Repurchased	(27,417)	(360,563)	(109,186)	(1,497,041)

Net increase	146,777	$1,943,467	244,662	$3,378,250

Class R4 shares

Sold	103,952	$1,366,333	189,497	$2,619,552
Distributions reinvested	1,670	21,982	12,584	171,065
Repurchased	(86,263)	(1,133,819)	(57,795)	(800,604)

Net increase	19,359	$254,496	144,286	$1,990,013

Class R5 shares

Sold	292,881	$3,845,476	291,654	$4,060,770
Distributions reinvested	2,992	39,399	11,406	154,744
Repurchased	(103,616)	(1,373,710)	(95,191)	(1,333,546)
Net increase	192,257	$2,511,165	207,869	$2,881,968

48	Lifestyle Portfolios | Semiannual report

Lifestyle Moderate, continued
	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	9,251,805	$121,584,904	20,668,456	$285,222,178
Distributions reinvested	1,193,627	15,696,195	8,014,611	109,038,344
Repurchased	(2,559,659)	(33,671,757)	(4,707,379)	(65,151,346)

Net increase	7,885,773	$103,609,342	23,975,688	$329,109,176

Class 5 shares

Sold	142,394	$1,872,440	196,146	$2,705,630
Distributions reinvested	2,854	37,524	17,271	234,823
Repurchased	(16,004)	(212,503)	(55,900)	(781,144)

Net increase	129,244	$1,697,461	157,517	$2,159,309

Net increase	11,859,044	$156,087,533	31,223,970	$429,277,132

Semiannual report | Lifestyle Portfolios	49

Lifestyle Conservative
	Six months ended 6-30-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Class A shares

Sold	4,376,265	$57,740,061	2,389,609	$32,202,666
Distributions reinvested	34,989	461,162	110,478	1,471,783
Repurchased	(1,172,654)	(15,544,087)	(700,324)	(9,450,827)

Net increase	3,238,600	$42,657,136	1,799,763	$24,223,622

Class B shares

Sold	392,211	$5,178,057	533,348	$7,196,400
Distributions reinvested	4,204	55,454	20,568	273,746
Repurchased	(140,720)	(1,859,439)	(121,906)	(1,643,199)

Net increase	255,695	$3,374,072	432,010	$5,826,947

Class C shares

Sold	3,358,711	$44,286,332	2,645,517	$35,649,056
Distributions reinvested	23,117	304,680	91,873	1,222,078
Repurchased	(774,405)	(10,201,950)	(551,105)	(7,442,310)

Net increase	2,607,423	$34,389,062	2,186,285	$29,428,824

Class R shares

Sold	37,414	$492,727	9,081	$122,134
Distributions reinvested	91	1,203	554	7,409
Repurchased	(9,073)	(119,927)	(816)	(11,024)

Net increase	28,432	$374,003	8,819	$118,519

Class R1 shares

Sold	41,845	$554,443	19,327	$263,101
Distributions reinvested	240	3,162	942	12,574
Repurchased	(8,238)	(108,240)	(12,347)	(165,600)

Net increase	33,847	$449,365	7,922	$110,075

Class R2 shares

Sold	468,838	$6,256,095	40,208	$543,146
Distributions reinvested	212	2,800	1,265	16,899
Repurchased	(60,775)	(803,605)	(29,185)	(393,962)

Net increase	408,275	$5,455,290	12,288	$166,083

Class R3 shares

Sold	781,825	$10,391,933	321,852	$4,357,181
Distributions reinvested	4,651	61,351	9,844	131,160
Repurchased	(427,802)	(5,664,301)	(81,606)	(1,105,400)

Net increase	358,674	$4,788,983	250,090	$3,382,941

Class R4 shares

Sold	161,249	$2,129,530	280,198	$3,747,727
Distributions reinvested	2,162	28,499	7,988	106,474
Repurchased	(42,918)	(564,880)	(148,989)	(1,994,253)

Net increase	120,493	$1,593,149	139,197	$1,859,948

Class R5 shares

Sold	210,410	$2,794,086	54,757	$742,856
Distributions reinvested	772	10,185	2,522	33,650
Repurchased	(34,126)	(451,454)	(22,114)	(300,568)

Net increase	177,056	$2,352,817	35,165	$475,938

Class 1 shares

Sold	15,391,869	$202,843,857	17,102,516	$230,347,734
Distributions reinvested	961,456	12,662,378	5,034,597	67,095,666
Repurchased	(1,563,958)	(20,658,735)	(6,026,728)	(81,070,170)

Net increase	14,789,367	$194,847,500	16,110,385	$216,373,230

Net increase	22,017,862	$290,281,377	20,981,924	$281,966,127

50	Lifestyle Portfolios | Semiannual report

6. Purchases and sales of securities

The following summarizes the purchases and sales of the affiliated underlying funds by the Portfolios for the period ended June 30, 2008:

Portfolio	Purchases	Sales

Lifestyle Aggressive	$790,017,780	$630,250,889
Lifestyle Growth	2,243,389,492	1,769,335,743
Lifestyle Balanced	1,840,716,905	1,338,548,501
Lifestyle Moderate	549,430,066	367,112,045
Lifestyle Conservative	524,987,434	218,057,654

7. Investment in affiliated underlying funds

The Portfolios invest primarily in affiliated underlying funds that are managed by affiliates of the Adviser. The Portfolios do not invest in affiliated underlying funds for the purpose of exercising management or control; however, the Portfolios’ investments may represent a significant portion of each underlying funds’ net assets. For the period ended June 30, 2008, the following Portfolios held 5% or more of the underlying funds’ net assets:

		Percent
		Underlying
		Funds’ Net
Portfolio	Affiliate Class NAV	Assets

Lifestyle Aggressive
John Hancock Funds
	Small Cap Intrinsic Value	13.6%

John Hancock Funds II
	All Cap Core	12.0%
	All Cap Value	73.7%
	Blue Chip Growth	12.8%
	Capital Appreciation	16.4%
	Core Equity	16.8%
	Emerging Growth	27.6%
	Emerging Markets Value	18.2%
	Equity-Income	7.6%
	Fundamental Value	11.8%
	International Equity Index	21.3%
	International Opportunities	22.8%
	International Small Cap	24.3%
	International Small Company	20.8%
	International Value	13.9%
	Large Cap	18.3%
	Large Cap Value	14.2%
	Mid Cap Index	21.9%
	Mid Cap Intersection	41.1%
	Mid Cap Stock	9.5%
	Mid Cap Value	33.3%
	Mid Cap Value Equity	36.9%
	Natural Resources	13.7%
	Optimized Value	13.8%
	Small Cap	57.6%
	Small Cap Index	75.4%
	Small Company	54.8%
	Small Company Value	14.4%
	U.S. Multi Sector	15.7%
	Value & Restructuring	12.1%
	Vista	54.6%

John Hancock Funds III
	International Core	16.4%
	Rainier Growth	11.5%

		Percent
		Underlying
		Funds’ Net
Portfolio	Affiliate Class NAV	Assets

Lifestyle Growth
John Hancock Funds
	Small Cap Intrinsic Value	9.9%
John Hancock Funds II
	All Cap Core	61.7%
	All Cap Growth	76.9%
	Blue Chip Growth	31.9%
	Capital Appreciation	46.4%
	Core Equity	35.2%
	Emerging Markets Value	34.6%
	Equity-Income	32.5%
	Floating Rate Income	45.3%
	Fundamental Value	43.4%
	Global Bond	15.3%
	Global Real Estate	31.8%
	High Income	22.3%
	High Yield	26.1%
	Index 500	23.0%
	International Equity Index	40.5%
	International Opportunities	43.2%
	International Small Cap	27.7%
	International Small Company	47.5%
	International Value	26.5%
	Large Cap	26.1%
	Large Cap Value	27.1%
	Mid Cap Index	15.0%
	Mid Cap Intersection	57.2%
	Mid Cap Stock	20.0%
	Mid Cap Value	23.1%
	Mid Cap Value Equity	51.5%
	Natural Resources	26.8%
	Optimized Value	52.1%
	Real Estate Equity	38.9%
	Real Return Bond	33.0%
	Small Cap	39.3%
	Small Cap Opportunities	41.2%
	Small Company Growth	30.8%
	Small Company Value	27.2%
	Spectrum Income	19.3%
	Strategic Bond	20.3%
	Strategic Income	22.1%
	Total Return	21.5%
	U.S. High Yield Bond	19.7%
	U.S. Multi Sector	44.4%
	Value & Restructuring	34.6%
	Vista	42.4%

John Hancock Funds III
	International Core	30.8%
	Rainier Growth	21.7%

Semiannual report | Lifestyle Portfolios	51

		Percent
		Underlying
		Funds’ Net
Portfolio	Affiliate Class NAV	Assets

Lifestyle Balanced
John Hancock Funds II
	Active Bond	31.5%
	All Cap Core	26.2%
	Blue Chip Growth	36.1%
	Capital Appreciation	8.7%
	Core Bond	66.7%
	Core Equity	33.3%
	Emerging Markets Value	40.4%
	Equity-Income	30.4%
	Floating Rate Income	31.7%
	Fundamental Value	23.1%
	Global Bond	28.8%
	Global Real Estate	45.0%
	High Income	42.0%
	High Yield	55.1%
	Index 500	32.5%
	International Opportunities	20.3%
	International Small Cap	25.9%
	International Small Company	22.4%
	International Value	18.6%
	Large Cap	48.8%
	Large Cap Value	38.3%
	Mid Cap Index	28.1%
	Mid Cap Stock	12.9%
	Natural Resources	25.2%
	Optimized Value	24.5%
	Real Estate Equity	36.4%
	Real Return Bond	41.4%
	Small Company Growth	53.3%
	Small Company Value	25.3%
	Spectrum Income	45.4%
	Strategic Bond	38.1%
	Strategic Income	41.5%
	Total Return	25.2%
	U.S. High Yield Bond	48.5%
	U.S. Multi Sector	31.4%
	Value & Restructuring	33.0%

John Hancock Funds III
	International Core	21.7%
	Rainier Growth	20.3%

		Percent
		Underlying
		Funds’ Net
Portfolio	Affiliate Class NAV	Assets

Lifestyle Moderate
John Hancock Funds II
Active Bond		33.8%
Core Bond		18.0%
Core Equity		9.0%
Equity-Income		5.6%
Floating Rate Income		16.9%
Fundamental Value		6.4%
Global Bond		15.3%
Global Real Estate		8.2%
High Income		22.6%
High Yield		8.1%
Index 500		6.0%
International Equity Index		10.2%
International Opportunities		5.5%
Investment Quality Bond		25.8%
Mid Cap Index		15.5%
Real Estate Equity		10.0%
Real Return Bond		8.6%
Small Company		38.7%
Small Company Growth		14.8%
Spectrum Income		19.2%
Strategic Bond		15.1%
Strategic Income		16.6%
Total Return		14.9%
U.S. High Yield Bond		17.8%
U.S. Multi Sector		8.6%
Value & Restructuring		8.7%

John Hancock Funds III
Global Shareholder Yield		28.1%
International Core		7.8%

Lifestyle Conservative
John Hancock Funds II
Active Bond		28.6%
Core Bond		12.1%
Equity-Income		5.8%
Floating Rate Income		15.1%
Global Bond		15.4%
Global Real Estate		11.5%
High Income		7.8%
Investment Quality Bond		43.7%
Real Estate Equity		7.0%
Real Return Bond		5.6%
Spectrum Income		14.7%
Strategic Bond		13.7%
Strategic Income		15.0%
Total Return		13.7%
U.S. Government Securities		78.7%
U.S. High Yield Bond		10.0%
Value & Restructuring		6.0%

John Hancock Funds III
Global Shareholder Yield		19.6%

52	Lifestyle Portfolios | Semiannual report

8. Fund mergers

On June 29, 2007, the Board of Trustees of the Trust approved the following two proposed merger transactions: (i) John Hancock Allocation Core Portfolio (a Target Fund), a series of John Hancock Capital Series Trust, to be merged into Lifestyle Balanced Portfolio (an Acquiring Fund) and (ii) John Hancock Allocation Growth + Value Portfolio (a Target Fund), a series of John Hancock Capital Series Trust, to be merged into Lifestyle Growth Portfolio (an Acquiring Fund).

After shareholder approval was obtained, the mergers were effective after the close of business on September 28, 2007. Each Acquiring Fund acquired all of the assets and liabilities of the corresponding Target Fund as shown in the table below. Each merger qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Target Fund or their shareholders.

Pursuant to the Agreement and Plan of Reorganization, shareholders of each Target Fund received a number of shares of the corresponding class in the corresponding Acquiring Fund with a value equal to their holdings in the Target Fund as of the close of business on date of the reorganization.

The following is a summary of Shares Outstanding, Net Assets and Net Unrealized Appreciation immediately before and after the reorganizations:

			Appreciation of
		Acquired Net Asset	Transferor		Acquiring Fund	Acquiring Fund
		Value of the	Fund’s	Shares Issued by	Net Assets Prior to	Total Net Assets
Acquiring Fund	Transferor Fund	Transferor Fund	Investments	Acquiring Fund	Combination	After Combination

Lifestyle Growth	JH Allocation Growth & Value	$6,318,041	$519,679	393,907	$10,401,426,390	$10,407,744,431
Lifestyle Balanced	JH Allocation Core	9,527,860	498,757	621,391	9,535,359,035	9,544,886,895

Semiannual report | Lifestyle Portfolios	53

EVALUATION OF ADVISORY AND SUBADVISORY
AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees of the Advisory Agreement (the “Advisory Agreement”) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the “Subadvisory Agreements”) for each of the portfolios (the “Funds”) of John Hancock Funds II (the “Trust”) discussed in this semiannual report.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arm’s-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on May 30, 2008, the Board, including all the Independent Trustees, approved the Advisory Agreement.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers, the Board:

(1) — (a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’s personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to continue to perform its services under the Advisory Agreement with respect to the Funds;

(2) — reviewed the investment performance of each of the Funds; the comparative performance of their respective benchmarks, comparable funds as included in a report prepared by an independent third party (i.e., funds having approximately the same investment objective), if any; and JHIMS’s analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds; and concluded that each of the Funds has generally performed well or within a range that the Board deemed competitive except as discussed in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers;

(3) — (a) reviewed the advisory and other fee waivers and expense reimbursements with respect to certain of the Funds;

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arm’slength negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

54	Lifestyle Portfolios | Semiannual report

(4) — (a) reviewed the financial statements of JHIMS and considered (i) an analysis presented by JHIMS regarding the net profitability to JHIMS of each Fund,

(b) reviewed and considered an analysis presented by JHIMS regarding the profitability of the JHIMS’s relationship with each Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund,

(c) considered that in the case of Class 1 shares the John Hancock insurance companies that are affiliates of JHIMS, as shareholders of Class 1 shares of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract owners under applicable income tax law, are reflected in the profitability analysis reviewed by the Board,

(d) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds,

(e) noted that JHIMS pays the subadvisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(f) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser.

Based upon its review, the Board concluded that the Advisor and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

(5) — reviewed comparative information with respect to the advisory fee rates and concluded that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds and that the Adviser pays the subadvisory fees of the Funds. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered.

In addition, in the case of each Lifestyle Fund, each Lifecycle Fund and the Absolute Return Fund (each a “Fund of Funds”), the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund of Funds and concluded that the advisory fee to be paid to the Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on May 30, 2008, the Board, including all the Independent Trustees, renewed and approved the Subadvisory Agreements.

In making its determination with respect to the factors that its considers, the Board reviewed:

(1) information relating to each subadviser’s business, which may include information such as: business performance, assets under management and personnel;

(2) the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3) the subadvisory fee for each Fund and comparative fee information provided by an independent third party; and

(4) information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board noted that in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Subadviser out of the subadvisory fee and would not be an expense of the Fund.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadviser has extensive experience and demonstrated skills as a manager;

(2) Although not without variation, the current and historical performance of each Fund managed by a Subadviser has generally been in line with or outperformed the current and historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3) The subadvisory fees are generally competitive within the range of industry norms and, with respect to each Subadviser that is not affiliated with the Adviser, are a product of arm’s-length negotiation between the Adviser and the subadviser;

(4) With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow; and

(5) The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate

Semiannual report | Lifestyle Portfolios	55

accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate. See (6) below for information relating to the business arrangement between the Trust’s Adviser and Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). See (7) below for information relating to the business arrangement between the parent company of the Trust’s Adviser and the parent company of Independence Investments LLC. See (8) below for information relating to the business arrangement between the Adviser and Pzena Investment Management, LLC. See (9) below for information relating to the business arrangement between the Adviser and Western Asset Management Company. See (10) below for information relating to the business arrangement between the Adviser and Dimensional Fund Advisors.

(6) As a part of the overall business arrangement between the Adviser and GMO under which the Adviser has obtained exclusive rights to certain GMO investment management services for up to five years, the Adviser has agreed that under certain circumstances it (and not the Trust or the particular Fund) will pay GMO a specified amount (up to $25 million in the aggregate for all portfolios subadvised by GMO (the “GMO Funds”)) if the subadvisory agreement with respect to the GMO Funds is terminated within a five year period from the date of its effectiveness.

The Adviser has also agreed that, subject to its fiduciary duties as an investment adviser to each of the GMO Funds and its shareholders, it will not recommend to the Board of Trustees to terminate the subadvisory agreement with respect to any of the GMO Funds or to reduce any of the fees payable thereunder to GMO for a five year period from the date of effectiveness of the agreement. The Trust is not a party to any of these arrangements, and they are not binding upon the Trust, the GMO Funds or the Board of Trustees. However, these arrangements present certain conflicts of interest because the Adviser has a financial incentive to support the continuation of GMO subadvisory agreements for as long as the termination provisions described above remain in effect. In approving the Advisory Agreement and the subadvisory agreement with respect to each of the GMO Funds, the Board of Trustees, including the Independent Trustees, was aware of and considered these potential conflicts of interest, including any financial obligations of the Adviser to GMO.

The Board concluded that, notwithstanding the potential conflicts of interest, approval of the Advisory Agreement and the subadvisory agreements with GMO is in the best interests of shareholders and contract owners in view of (i) the Adviser’s fiduciary duty and the Board’s fiduciary duty and ability to monitor potential conflicts, (ii) the benefits to shareholders and contract owners generally expected from the exclusive rights to certain GMO investment management services obtained by the Adviser for the benefit of certain Funds of the Trust and other John Hancock funds and (iii) the benefits to such Funds of the Trust expected from the subadvisory services of GMO.

(7) Independence Investments LLC (“New Independence”), a subsidiary of Convergent Capital Management LLC (“Convergent”), is the subadviser to the Growth & Income Fund and Small Cap Fund (the “Independence Funds”). New Independence replaced Independence Investment LLC (“Old Independence”), a subsidiary of Manulife Financial Corporation (“MFC”), as subadviser to the Funds on May 31, 2006. New Independence is the successor to substantially all of the business operations of Old Independence and assumed substantially all the assets and certain of the liabilities of Old Independence pursuant to an agreement between Old Independence, New Independence, the parent of Convergent and a subsidiary of MFC.

In consideration for the transfer of assets and liabilities of Old Independence to New Independence as described above, Convergent paid MFC a specified amount at closing. MFC will also receive additional consideration on certain anniversary dates of the closing to the extent the revenue received by New Independence from the management of proprietary accounts of MFC and its affiliates or accounts for which MFC or its affiliates act as investment adviser, including the Independence Funds, meet certain revenue targets. Consequently, while these contingent payments are not dependent upon the approval or continuation of the subadvisory agreements with respect to the Independence Funds, the revenues earned by New Independence as a result of its subadvisory relationship with each Independence Fund would count towards the revenue target necessary for MFC to earn the contingent payments. Nothing in the arrangements between MFC and Convergent imposes any limitations upon the rights of the Adviser, the Independence Funds’ adviser, to recommend termination of the subadvisory agreements with New Independence. However, these arrangements present certain conflicts of interest because MFC, as the ultimate parent entity of the Adviser, has a financial incentive to influence the Adviser to support the continuation of the subadvisory agreements with New Independence for the periods for which contingent payments may be made to MFC. The Board concluded that, notwithstanding the potential conflicts of interest, approval of the Advisory Agreement and the subadvisory agreement with New Independence is in the best interests of shareholders and contract owners.

(8) The Adviser and Pzena Investment Management (“Pzena”) (the subadviser to the Classic Value Fund) have entered into an agreement regarding the new Classic Value Mega Cap Fund, a John Hancock Funds III fund, under which Pzena has agreed not to

56	Lifestyle Portfolios | Semiannual report

serve as investment adviser (including subadviser) to another investment company managed in a style similar to the Class Value Mega Cap Fund for a certain period of time. In the event Pzena should advise such an investment company, the agreement would entitle the Adviser to certain liquidated damages due to the fact that the Adviser and the distributor to the Classic Value Mega Cap Fund will make unreimbursed expenditures in the organization and ongoing promotion of the fund.

(9) The Adviser has entered into an agreement with Western Asset Management Company (“WAMCO”) regarding the Floating Rate Income Fund in which WAMCO agrees that it will not to serve as investment adviser (including subadviser) to another investment company that is sold to retail investors and is managed in a style similar to the Floating Rate Income Fund for a period of five years and the Adviser agrees that it will develop a program for the marketing of the fund. In the event WAMCO should advise such an investment company, the agreement would entitle the Adviser to $2 million in liquidated damages due to the fact that the Adviser and the distributor to the Floating Rate Income Fund will make unreimbursed expenditures in the organization and ongoing promotion of the fund. However, WAMCO is not required to pay the Adviser such liquidated damages if the Fund does not reach certain asset levels (which range from $500 million on the first anniversary of the Fund’s commencement to $2 billion on the fourth anniversary of the Fund’s commencement) assuming certain performance requirements are met. The agreement also provides that if WAMCO is terminated as subadviser to the fund, then WAMCO is released from any obligation to pay the Adviser such liquidated damages. Therefore, the Adviser has a financial interest in not having the Board terminate WAMCO as subadviser to the fund for a five year period.

(10) In the case of the Disciplined Diversification Trust, a series of John Hancock Trust, the Adviser has entered into an agreement with Dimensional Fund Advisers (“DFA”) in which DFA agrees that it will not for a period of five years serve as investment adviser (including subadviser) or distributor to another mutual fund that is sold to commission-based, broker-sold variable annuity products and that is managed in a style similar to the Disciplined Diversification Trust. (This provision does not apply to DFA’s Financial Advisor business and only applies to funds sold in John Hancock variable insurance product distribution channels.) In the event that DFA should advise such a fund, the agreement would entitle the Adviser to $1 million in liquidated damages during the first three years following commencement of fund operations and $500,000 for the following two years due to the fact that the Adviser and the distributor to the Disciplined Diversification Trust will make unreimbursed expenditures in the organization and ongoing promotion of the fund. However, DFA is not required to pay the Adviser such liquidated damages if the Fund does not reach certain asset levels (which range from $150 million on the first anniversary of the Fund’s commencement to $450 million on the fourth anniversary of the Fund’s commencement) assuming certain performance requirements are met. The agreement also provides that if DFA is terminated as subadviser to the fund, then DFA is released from any obligation to pay the Adviser such liquidated damages. Therefore, the Adviser has a financial interest in not having the Board terminate DFA as subadviser to the fund for a five year period.

DFA has also agreed that if DFA or one of its affiliates advises, underwrites or distributes any commission-paid, broker-sold, open-end U.S. registered investment company offering Class A, B or C shares or any closed-end U.S. registered investment company that is classified in the Morningstar Moderate Allocation category, and that has an investment objective and policies substantially similar to those of the Fund, then the Adviser will be offered a similar opportunity to reach terms with DFA to manage and distribute a similar fund. (This provision does not apply to activities and services through DFA Financial Advisors business and in particular funds DFA advises for AIG, Genworth Financial and AEGON, and their respective subsidiaries.)

In addition, in the case of each Lifestyle Fund, each Lifecycle Fund and the Absolute Return Fund (the “Fund of Funds”), the Trustees reviewed the subadvisory fee to be paid to the subadviser for each Fund of Funds and concluded that the subadvisory fee to be paid to the subadviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

Semiannual report | Lifestyle Portfolios	57

John Hancock Funds II
Appendix A

Portfolio	Performance of the Fund,	Fees and Expenses	Other Comments
(Subadviser)	as of March 31, 2008

Lifestyle Aggressive	The Fund underperformed the	Subadvisory fees for this Fund	The Board took into account
Fund	benchmark over the one-year	are lower than the peer group	management’s discussion of the
	period.	median.	Fund’s performance, including
(MFC Global			the peer group in which the
Investment	The Fund underperformed the	Advisory fees for this Fund	Fund was placed.
Management	Morningstar Category Average	are lower than the peer group
(U.S.A.) Limited)	over the one-year period.	median.

Total expenses for this Fund
are slightly lower than the peer
group median.

Lifestyle Balanced Fund	The Fund underperformed the	Subadvisory fees for this Fund	The Board took into account
	benchmark over the one-year	are lower than the peer group	management’s discussion of the
(MFC Global	period.	median.	Fund’s performance, including
Investment			the peer group in which the
Management (U.S.A.)	The Fund underperformed the	Advisory fees for this Fund	Fund was placed.
Limited)	Morningstar Category Average	are lower than the peer group
	over the one-year period.	median.

Total expenses for this Fund
are slightly lower than the peer
group median.

Lifestyle Conservative	The Fund underperformed the	Subadvisory fees for this Fund are	The Board took into account
Fund	benchmark over the one-year	equal to the peer group median.	management’s discussion of the
	period.		Fund’s expenses.
(MFC Global		Advisory fees for this Fund are
Investment	The Fund outperformed the	slightly lower than the peer
Management (U.S.A.)	Morningstar Category Average	group median.
Limited)	over the one-year period.
Total expenses for this Fund are
slightly higher than the peer group
median.

Lifestyle Growth Fund	The Fund underperformed the	Subadvisory fees for this Fund are
	benchmark over the one-year	lower than the peer group median.
(MFC Global	period.	Advisory fees for this Fund are
Investment		lower than the peer group median.
Management (U.S.A.)	The Fund outperformed the
Limited)	Morningstar Category Average	Total expenses for this Fund are
	over the one-year period.	slightly lower than the peer group
median.

Lifestyle Moderate Fund	The Fund underperformed the	Subadvisory fees for this Fund are
	benchmark over the one-year	lower than the peer group median.
(MFC Global	period.	Advisory fees for this Fund are
Investment		lower than the peer group median.
Management (U.S.A.)	The Fund outperformed the
Limited)	Morningstar Category Average	Total expenses for this Fund are
	over the one-year period.	slightly lower than the peer group
median.

58	Lifestyle Portfolios | Semiannual report

Special Shareholder Meeting (unaudited)
John Hancock Lifestyle Aggressive Portfolio
January 8, 2008

On January 8, 2008, a special meeting of the shareholders of JHF II was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting upon the proposals listed below. Votes cast by the shareholders of the portfolios discussed in the semiannual report with respect to each proposal are set forth below.

	No. of Shares	% of Outstanding Shares	% of Shares Present

Proposal 1.	Election of the following six nominees as Trustees of JHF II:
Charles L. Bardelis
Affirmative	219,944,334.833	96.911%	99.421%
Withhold	1,280,787.270	.564%	.579%
TOTAL	221,225,122.092	97.475%	100.000%
James R. Boyle
Affirmative	219,963,013.965	96.919%	99.429%
Withhold	1,262,108.127	.556%	.571%
TOTAL	221,225,122.092	97.475%	100.000%
Peter S. Burgess
Affirmative	219,912,794.756	96.897%	99.407%
Withhold	1,312,327.336	.578%	.593%
TOTAL	221,225,122.092	97.475%	100.000%
Elizabeth G. Cook
Affirmative	219,878,134.525	96.882%	99.391%
Withhold	1,346,987.567	.593%	.609%
TOTAL	221,225,122.092	97.475%	100.000%
Hassell H. McClellan
Affirmative	219,496,408.806	96.714%	99.219%
Withhold	1,728,713.286	.761%	.781%
TOTAL	221,225,122.092	97.475%	100.000%
James M. Oates
Affirmative	219,892,587.388	96.888%	99.398%
Withhold	1,332,534.704	.587%	.602%
TOTAL	221,225,122.092	97.475%	100.000%

Proposal 2(a).	Approval of Amendment to Declaration of Trust authorizing conversion of JHF II to another form
	of business entity.
Affirmative	195,592,168.591	86.181%	88.413%
Against	7,935,112.058	3.496%	3.587%
Abstain	10,085,582.443	4.444%	4.559%
Broker Non-votes	7,612,259.000	3.354%	3.441%
TOTAL	221,225,122.092	97.475%	100.000%

Proposal 2(b).	Approval of Reorganization of JHF II from a Massachusetts business trust to a Delaware limited
	liability company.
Affirmative	196,651,640.542	86.648%	88.892%
Against	7,318,401.256	3.224%	3.308%
Abstain	9,642,821.294	4.249%	4.359%
Broker Non-votes	7,612,259.000	3.354%	3.441%
TOTAL	221,225,122.092	97.475%	100.000%

Proposal 3(a).	Approval of Amendment to Advisory Agreement transferring non-advisory services to New Service
	Agreement with Adviser.
Affirmative	193,213,940.752	85.133%	87.338%
Against	9,065,325.114	3.994%	4.098%
Abstain	11,333,597.226	4.994%	5.123%
Broker Non-votes	7,612,259.000	3.354%	3.441%
TOTAL	221,225,122.092	97.475%	100.000%

Semiannual report | Lifestyle Portfolios	59

Lifestyle Aggressive, continued
	No. of Shares	% of Outstanding Shares	% of Shares Present

Proposal 3(b).	Approval of Amendment to Advisory Agreement restructing advisory fee.
Affirmative	184,410,339.033	81.254%	83.359%
Against	18,786,080.711	8.277%	8.492%
Abstain	10,416,443.348	4.590%	4.708%
Broker Non-votes	7,612,259.000	3.354%	3.441%
TOTAL	221,225,122.092	97.475%	100.000%

Proposal 4.	Approval of amended fundamental investment restrictions regarding:
	4(a) Concentration
Affirmative	195,074,944.776	85.953%	88.179%
Against	7,139,952.914	3.146%	3.228%
Abstain	11,397,965.402	5.022%	5.152%
Broker Non-votes	7,612,259.000	3.354%	3.441%
TOTAL	221,225,122.092	97.475%	100.000%
	4(c) Borrowing
Affirmative	190,695,895.608	84.024%	86.200%
Against	11,412,180.697	5.028%	5.159%
Abstain	11,504,786.787	5.069%	5.200%
Broker Non-votes	7,612,259.000	3.354%	3.441%
TOTAL	221,225,122.092	97.475%	100.000%
	4(d) Underwriting
Affirmative	190,948,734.200	84.135%	86.314%
Against	11,400,422.164	5.023%	5.154%
Abstain	11,263,706.728	4.963%	5.091%
Broker Non-votes	7,612,259.000	3.354%	3.441%
TOTAL	221,225,122.092	97.475%	100.000%
	4(e) Real estate
Affirmative	194,333,240.115	85.626%	87.844%
Against	8,020,027.230	3.534%	3.625%
Abstain	11,259,595.747	4.961%	5.090%
Broker Non-votes	7,612,259.000	3.354%	3.441%
TOTAL	221,225,122.092	97.475%	100.000%
	4(f) Commodities
Affirmative	191,516,873.710	84.385%	86.571%
Against	10,104,734.331	4.453%	4.568%
Abstain	11,991,255.051	5.283%	5.420%
Broker Non-votes	7,612,259.000	3.354%	3.441%
TOTAL	221,225,122.092	97.475%	100.000%
	4(g) Loans
Affirmative	191,583,770.638	84.415%	86.601%
Against	10,659,907.113	4.697%	4.819%
Abstain	11,369,185.341	5.009%	5.139%
Broker Non-votes	7,612,259.000	3.354%	3.441%
TOTAL	221,225,122.092	97.475%	100.000%
	4(h) Senior securities
Affirmative	192,899,743.788	84.995%	87.196%
Against	9,058,330.147	3.991%	4.095%
Abstain	11,654,789.157	5.135%	5.268%
Broker Non-votes	7,612,259.000	3.354%	3.441%
TOTAL	221,225,122.092	97.475%	100.000%

**FUND TOTALS:	SHARES
RECORD TOTAL	226,955,286.663
VOTED SHARES	221,225,122.092
PERCENT PRESENT	97.475%

60	Lifestyle Portfolios | Semiannual report

Special Shareholder Meeting (unaudited)
John Hancock Lifestyle Balanced Portfolio
January 8, 2008

	No. of Shares	% of Outstanding Shares	% of Shares Present

Proposal 1.	Election of the following six nominees as Trustees of JHF II:
Charles L. Bardelis
Affirmative	613,555,865.339	97.308%	99.305%
Withhold	4,294,496.229	.681%	.695%
TOTAL	617,850,361.568	97.989%	100.000%

James R. Boyle
Affirmative	613,445,979.428	97.290%	99.287%
Withhold	4,404,382.140	.699%	.713%
TOTAL	617,850,361.568	97.989%	100.000%

Peter S. Burgess
Affirmative	613,361,645.944	97.277%	99.273%
Withhold	4,488,715.624	.712%	.727%
TOTAL	617,850,361.568	97.989%	100.000%

Elizabeth G. Cook
Affirmative	613,148,724.808	97.243%	99.239%
Withhold	4,701,636.760	.746%	.761%
TOTAL	617,850,361.568	97.989%	100.000%

Hassell H. McClellan
Affirmative	613,642,709.152	97.321%	99.319%
Withhold	4,207,652.416	.668%	.681%
TOTAL	617,850,361.568	97.989%	100.000%

James M. Oates
Affirmative	613,616,559.262	97.317%	99.315%
Withhold	4,233,802.306	.672%	.685%
TOTAL	617,850,361.568	97.989%	100.000%

Proposal 2(a).	Approval of Amendment to Declaration of Trust authorizing conversion of JHF II to another form
	of business entity.
Affirmative	556,712,166.745	86.292%	90.105%
Against	15,298,936.181	2.427%	2.476%
Abstain	23,471,345.642	3.722%	3.799%
Broker Non-votes	22,367,913.000	3.547%	3.620%
TOTAL	617,850,361.568	97.989%	100.000%

Proposal 2(b).	Approval of Reorganization of JHF II from a Massachusetts business trust to a Delaware limited
	liability company.
Affirmative	555,473,996.171	88.096%	89.904%
Against	15,090,738.841	2.393%	2.443%
Abstain	24,917,713.556	3.952%	4.032%
Broker Non-votes	22,367,913.000	3.547%	3.620%
TOTAL	617,850,361.568	97.989%	100.000%

Proposal 3(a).	Approval of Amendment to Advisory Agreement transferring non-advisory services to New Service
	Agreement with Adviser.
Affirmative	554,470,316.457	87.937%	89.742%
Against	16,811,935.607	2.666%	2.721%
Abstain	24,200,196.504	3.838%	3.917%
Broker Non-votes	22,367,913.000	3.547%	3.620%
TOTAL	617,850,361.568	97.989%	100.000%

Semiannual report | Lifestyle Portfolios	61

Lifestyle Balanced, continued
	No. of Shares	% of Outstanding Shares	% of Shares Present

Proposal 3(b).	Approval of Amendment to Advisory Agreement restructing advisory fee.
Affirmative	536,659,509.659	85.112%	86.859%
Against	30,125,529.132	4.778%	4.876%
Abstain	28,697,409.777	4.551%	4.645%
Broker Non-votes	22,367,913.000	3.547%	3.620%
TOTAL	617,850,361.568	97.989%	100.000%

Proposal 4.	Approval of amended fundamental investment restrictions regarding:
	4(a) Concentration
Affirmative	555,885,228.006	88.161%	89.971%
Against	14,165,926.615	2.247%	2.293%
Abstain	25,431,293.947	4.033%	4.116%
Broker Non-votes	22,367,913.000	3.547%	3.620%
TOTAL	617,850,361.568	97.989%	100.000%
	4(c) Borrowing
Affirmative	551,475,132.633	87.462%	89.257%
Against	19,071,075.130	3.025%	3.087%
Abstain	24,936,240.805	3.954%	4.036%
Broker Non-votes	22,367,913.000	3.547%	3.620%
TOTAL	617,850,361.568	97.989%	100.000%
	4(d) Underwriting
Affirmative	556,648,360.804	88.282%	90.094%
Against	13,645,878.688	2.165%	2.209%
Abstain	25,188,209.076	3.994%	4.076%
Broker Non-votes	22,367,913.000	3.547%	3.620%
TOTAL	617,850,361.568	97.989%	100.000%
	4(e) Real estate
Affirmative	556,510,255.322	88.260%	90.072%
Against	13,884,699.903	2.203%	2.247%
Abstain	25,087,493.343	3.978%	4.061%
Broker Non-votes	22,367,913.000	3.547%	3.620%
TOTAL	617,850,361.568	97.989%	100.000%
	4(f) Commodities
Affirmative	554,998,682.083	88.021%	89.827%
Against	15,902,814.335	2.522%	2.574%
Abstain	24,580,952.150	3.898%	3.978%
Broker Non-votes	22,367,913.000	3.547%	3.620%
TOTAL	617,850,361.568	97.989%	100.000%
	4(g) Loans
Affirmative	556,496,084.629	88.258%	90.070%
Against	15,804,186.363	2.507%	2.558%
Abstain	23,182,177.576	3.676%	3.752%
Broker Non-votes	22,367,913.000	3.547%	3.620%
TOTAL	617,850,361.568	97.989%	100.000%
	4(h) Senior securities
Affirmative	556,836,761.322	88.312%	90.125%
Against	14,611,454.077	2.318%	2.365%
Abstain	24,034,233.169	3.811%	3.890%
Broker Non-votes	22,367,913.000	3.547%	3.620%
TOTAL	617,850,361.568	97.989%	100.000%

**FUND TOTALS:	SHARES
RECORD TOTAL	630,531,672.267
VOTED SHARES	617,850,361.568
PERCENT PRESENT	97.989%

62	Lifestyle Portfolios | Semiannual report

Special Shareholder Meeting (unaudited)
John Hancock Lifestyle Conservative Portfolio
January 8, 2008

	No. of Shares	% of Outstanding Shares	% of Shares Present

Proposal 1.	Election of the following six nominees as Trustees of JHF II:
Charles L. Bardelis
Affirmative	104,011,260.304	96.551%	98.354%
Withhold	1,740,834.947	1.616%	1.646%
TOTAL	105,752,095.251	98.167%	100.000%

James R. Boyle
Affirmative	104,018,590.934	96.558%	98.361%
Withhold	1,733,504.317	1.609%	1.639%
TOTAL	105,752,095.251	98.167%	100.000%

Peter S. Burgess
Affirmative	103,887,140.447	96.436%	98.236%
Withhold	1,864,954.804	1.731%	1.764%
TOTAL	105,752,095.251	98.167%	100.000%

Elizabeth G. Cook
Affirmative	104,010,029.247	96.550%	98.353%
Withhold	1,742,066.004	1.617%	1.647%
TOTAL	105,752,095.251	98.167%	100.000%

Hassell H. McClellan
Affirmative	104,018,590.934	96.558%	98.361%
Withhold	1,733,504.317	1.609%	1.639%
TOTAL	105,752,095.251	98.167%	100.000%

James M. Oates
Affirmative	104,010,029.247	96.550%	98.353%
Withhold	1,742,066.004	1.617%	1.647%
TOTAL	105,752,095.251	98.167%	100.000%

Proposal 2(a).	Approval of Amendment to Declaration of Trust authorizing conversion of JHF II to another form
	of business entity.
Affirmative	91,518,942.143	84.954%	86.541%
Against	2,626,252.921	2.438%	2.483%
Abstain	8,001,325.187	7.428%	7.567%
Broker Non-votes	3,605,575.000	3.347%	3.409%
TOTAL	105,752,095.251	98.167%	100.000%

Proposal 2(b).	Approval of Reorganization of JHF II from a Massachusetts business trust to a Delaware limited
	liability company.
Affirmative	90,265,024.352	83.790%	85.355%
Against	3,817,779.413	3.544%	3.610%
Abstain	8,063,716.486	7.486%	7.625%
Broker Non-votes	3,605,575.000	3.347%	3.409%
TOTAL	105,752,095.251	98.167%	100.000%

Proposal 3(a).	Approval of Amendment to Advisory Agreement transferring non-advisory services to New Service
	Agreement with Adviser.
Affirmative	92,689,869.054	86.041%	87.648%
Against	5,125,047.412	4.758%	4.847%
Abstain	4,331,603.785	4.021%	4.095%
Broker Non-votes	3,605,575.000	3.347%	3.409%
TOTAL	105,752,095.251	98.167%	100.000%

Semiannual report | Lifestyle Portfolios	63

Lifestyle Conservative, continued
	No. of Shares	% of Outstanding Shares	% of Shares Present

Proposal 3(b).	Approval of Amendment to Advisory Agreement restructing advisory fee.
Affirmative	86,493,664.097	80.290%	81.789%
Against	7,700,657.927	7.148%	7.282%
Abstain	7,952,198.227	7.382%	7.519%
Broker Non-votes	3,605,575.000	3.347%	3.409%
TOTAL	105,752,095.251	98.167%	100.000%

Proposal 4.	Approval of amended fundamental investment restrictions regarding:
	4(a) Concentration
Affirmative	90,903,896.903	84.384%	85.959%
Against	3,090,896.705	2.869%	2.923%
Abstain	8,151,726.643	7.567%	7.708%
Broker Non-votes	3,605,575.000	3.347%	3.409%
TOTAL	105,752,095.251	98.167%	100.000%
	4(c) Borrowing
Affirmative	90,508,031.741	84.016%	85.585%
Against	3,148,178.737	2.922%	2.977%
Abstain	8,490,309.773	7.882%	8.028%
Broker Non-votes	3,605,575.000	3.347%	3.409%
TOTAL	105,752,095.251	98.167%	100.000%
	4(d) Underwriting
Affirmative	90,989,869.134	84.763%	86.041%
Against	3,090,896.705	2.870%	2.923%
Abstain	8,065,754.412	7.487%	7.627%
Broker Non-votes	3,605,575.000	3.347%	3.409%
TOTAL	105,752,095.251	98.167%	100.000%
	4(e) Real estate
Affirmative	91,214,379.423	84.672%	86.253%
Against	3,096,202.399	2.874%	2.928%
Abstain	7,835,938.429	7.274%	7.410%
Broker Non-votes	3,605,575.000	3.347%	3.409%
TOTAL	105,752,095.251	98.167%	100.000%
	4(f) Commodities
Affirmative	89,834,894.037	83.391%	84.949%
Against	4,322,509.885	4.013%	4.087%
Abstain	7,989,116.329	7.416%	7.555%
Broker Non-votes	3,605,575.000	3.347%	3.409%
TOTAL	105,752,095.251	98.167%	100.000%
	4(g) Loans
Affirmative	92,390,590.985	85.764%	87.365%
Against	3,803,703.316	3.530%	3.597%
Abstain	5,952,225.950	5.526%	5.628%
Broker Non-votes	3,605,575.000	3.347%	3.409%
TOTAL	105,752,095.251	98.167%	100.000%
	4(h) Senior securities
Affirmative	90,325,475.889	83.847%	85.412%
Against	3,350,974.922	3.110%	3.169%
Abstain	8,470,069.440	7.863%	8.009%
Broker Non-votes	3,605,575.000	3.347%	3.409%
TOTAL	105,752,095.251	98.167%	100.000%

**FUND TOTALS:	SHARES
RECORD TOTAL	107,727,059.472
VOTED SHARES	105,752,095.251
PERCENT PRESENT	97.167%

64	Lifestyle Portfolios | Semiannual report

Special Shareholder Meeting (unaudited)
John Hancock Lifestyle Growth Portfolio
January 8, 2008

	No. of Shares	% of Outstanding Shares	% of Shares Present

Proposal 1.	Election of the following six nominees as Trustees of JHF II:
Charles L. Bardelis
Affirmative	630,298,677.293	96.774%	99.025%
Withhold	6,206,171.169	.953%	.975%
TOTAL	636,504,848.462	97.727%	100.000%

James R. Boyle
Affirmative	630,359,919.889	96.783%	99.035%
Withhold	6,144,928.573	.944%	.965%
TOTAL	636,504,848.462	97.727%	100.000%

Peter S. Burgess
Affirmative	630,409,404.943	96.791%	99.042%
Withhold	6,095,443.519	.936%	.958%
TOTAL	636,504,848.462	97.727%	100.000%

Elizabeth G. Cook
Affirmative	629,558,301.219	96.660%	98.909%
Withhold	6,946,547.243	1.067%	1.091%
TOTAL	636,504,848.462	97.727%	100.000%

Hassell H. McClellan
Affirmative	630,328,911.926	96.779%	99.030%
Withhold	6,175,936.536	.948%	.970%
TOTAL	636,504,848.462	97.727%	100.000%

James M. Oates
Affirmative	630,417,538.848	96.792%	99.044%
Withhold	6,087,309.614	.935%	.956%
TOTAL	636,504,848.462	97.727%	100.000%

Proposal 2(a).	Approval of Amendment to Declaration of Trust authorizing conversion of JHF II to another form
	of business entity.
Affirmative	573,633,517.806	88.074%	90.122%
Against	20,752,791.766	3.186%	3.261%
Abstain	17,617,127.890	2.705%	2.767%
Broker Non-votes	24,501,411.000	3.762%	3.849%
TOTAL	636,504,848.462	97.727%	100.000%

Proposal 2(b).	Approval of Reorganization of JHF II from a Massachusetts business trust to a Delaware limited
	liability company.
Affirmative	576,707,819.768	88.546%	90.605%
Against	18,976,005.023	2.913%	2.982%
Abstain	16,319,612.671	2.506%	2.563%
Broker Non-votes	24,501,411.000	3.762%	3.849%
TOTAL	636,504,848.462	97.727%	100.000%

Proposal 3(a).	Approval of Amendment to Advisory Agreement transferring non-advisory services to New Service
	Agreement with Adviser.
Affirmative	571,807,460.496	87.793%	89.836%
Against	22,729,152.217	3.490%	3.570%
Abstain	17,466,824.749	2.682%	2.745%
Broker Non-votes	24,501,411.000	3.762%	3.849%
TOTAL	636,504,848.462	97.727%	100.000%

Semiannual report | Lifestyle Portfolios	65

Lifestyle Growth, continued
	No. of Shares	% of Outstanding Shares	% of Shares Present

Proposal 3(b).	Approval of Amendment to Advisory Agreement restructing advisory fee.
Affirmative	553,987,604.018	85.057%	87.036%
Against	37,058,134.967	5.690%	5.822%
Abstain	20,957,698.477	3.218%	3.293%
Broker Non-votes	24,501,411.000	3.762%	3.849%
TOTAL	636,504,848.462	97.727%	100.000%

Proposal 4.	Approval of amended fundamental investment restrictions regarding:
	4(a) Concentration
Affirmative	576,115,629.324	88.455%	90.512%
Against	16,768,468.847	2.574%	2.635%
Abstain	19,119,339.291	2.936%	3.003%
Broker Non-votes	24,501,411.000	3.762%	3.849%
TOTAL	636,504,848.462	97.727%	100.000%
	4(c) Borrowing
Affirmative	570,593,009.447	87.607%	89.645%
Against	22,018,030.537	3.381%	3.459%
Abstain	19,392,397.478	2.977%	3.047%
Broker Non-votes	24,501,411.000	3.762%	3.849%
TOTAL	636,504,848.462	97.727%	100.000%
	4(d) Underwriting
Affirmative	574,999,744.478	88.284%	90.337%
Against	17,898,061.343	2.748%	2.812%
Abstain	19,105,631.641	2.933%	3.002%
Broker Non-votes	24,501,411.000	3.762%	3.849%
TOTAL	636,504,848.462	97.727%	100.000%
	4(e) Real estate
Affirmative	574,455,310.509	88.200%	90.252%
Against	18,513,047.073	2.842%	2.908%
Abstain	19,035,079.880	2.923%	2.991%
Broker Non-votes	24,501,411.000	3.762%	3.849%
TOTAL	636,504,848.462	97.727%	100.000%
	4(f) Commodities
Affirmative	573,533,134.553	88.058%	90.107%
Against	19,576,070.721	3.006%	3.075%
Abstain	18,894,232.188	2.901%	2.969%
Broker Non-votes	24,501,411.000	3.762%	3.849%
TOTAL	636,504,848.462	97.727%	100.000%
	4(g) Loans
Affirmative	571,365,848.005	87.726%	89.766%
Against	20,270,370.874	3.112%	3.185%
Abstain	20,367,218.583	3.127%	3.199%
Broker Non-votes	24,501,411.000	3.762%	3.849%
TOTAL	636,504,848.462	97.727%	100.000%
	4(h) Senior securities
Affirmative	573,375,716.863	88.034%	90.082%
Against	17,406,429.798	2.673%	2.735%
Abstain	21,221,290.801	3.258%	3.334%
Broker Non-votes	24,501,411.000	3.762%	3.849%
TOTAL	636,504,848.462	97.727%	100.000%

**FUND TOTALS:	SHARES
RECORD TOTAL	651,310,319.008
VOTED SHARES	636,504,848.462
PERCENT PRESENT	97.727%

66	Lifestyle Portfolios | Semiannual report

Special Shareholder Meeting (unaudited)
John Hancock Lifestyle Moderate Portfolio
January 8, 2008

	No. of Shares	% of Outstanding Shares	% of Shares Present

Proposal 1.	Election of the following six nominees as Trustees of JHF II:
Charles L. Bardelis
Affirmative	173,085,602.080	97.597%	99.456%
Withhold	946,591.734	.534%	.544%
TOTAL	174,032,193.814	98.131%	100.000%

James R. Boyle
Affirmative	173,224,683.558	97.676%	99.536%
Withhold	807,510.256	.455%	.464%
TOTAL	174,032,193.814	98.131%	100.000%

Peter S. Burgess
Affirmative	173,246,484.919	97.688%	99.549%
Withhold	785,708.895	.443%	.451%
TOTAL	174,032,193.814	98.131%	100.000%

Elizabeth G. Cook
Affirmative	173,176,151.553	97.648%	99.508%
Withhold	856,042.261	.483%	.492%
TOTAL	174,032,193.814	98.131%	100.000%

Hassell H. McClellan
Affirmative	173,246,484.919	97.688%	99.549%
Withhold	785,708.895	.443%	.451%
TOTAL	174,032,193.814	98.131%	100.000%

James M. Oates
Affirmative	173,246,484.919	97.688%	99.549%
Withhold	785,708.895	.443%	.451%
TOTAL	174,032,193.814	98.131%	100.000%

Proposal 2(a).	Approval of Amendment to Declaration of Trust authorizing conversion of JHF II to another form
	of business entity.
Affirmative	156,139,925.742	88.042%	89.719%
Against	5,995,415.623	3.381%	3.445%
Abstain	6,097,681.449	3.438%	3.504%
Broker Non-votes	5,799,171.000	3.270%	3.332%
TOTAL	174,032,193.814	98.131%	100.000%

Proposal 2(b).	Approval of Reorganization of JHF II from a Massachusetts business trust to a Delaware limited
	liability company.
Affirmative	156,255,718.513	88.107%	89.786%
Against	5,090,417.684	2.871%	2.925%
Abstain	6,886,886.617	3.883%	3.957%
Broker Non-votes	5,799,171.000	3.270%	3.332%
TOTAL	174,032,193.814	98.131%	100.000%

Proposal 3(a).	Approval of Amendment to Advisory Agreement transferring non-advisory services to New Service
	Agreement with Adviser.
Affirmative	155,834,801.340	87.870%	89.544%
Against	6,091,162.419	3.435%	3.500%
Abstain	6,307,059.055	3.556%	3.642%
Broker Non-votes	5,799,171.000	3.270%	3.332%
TOTAL	174,032,193.814	98.131%	100.000%

Semiannual report | Lifestyle Portfolios	67

Lifestyle Moderate, continued
	No. of Shares	% of Outstanding Shares	% of Shares Present

Proposal 3(b).	Approval of Amendment to Advisory Agreement restructing advisory fee.
Affirmative	151,347,711.018	85.340%	86.965%
Against	9,674,272.950	5.455%	5.559%
Abstain	7,211,038.846	4.066%	4.143%
Broker Non-votes	5,799,171.000	3.270%	3.332%
TOTAL	174,032,193.814	98.131%	100.000%

Proposal 4.	Approval of amended fundamental investment restrictions regarding:
	4(a) Concentration
Affirmative	157,594,564.519	88.862%	90.555%
Against	3,915,122.945	2.208%	2.249%
Abstain	6,723,335.350	3.791%	3.864%
Broker Non-votes	5,799,171.000	3.270%	3.332%
TOTAL	174,032,193.814	98.131%	100.000%
	4(c) Borrowing
Affirmative	156,356,671.786	88.164%	89.844%
Against	5,303,677.434	2.991%	3.047%
Abstain	6,572,673.594	3.706%	3.777%
Broker Non-votes	5,799,171.000	3.270%	3.332%
TOTAL	174,032,193.814	98.131%	100.000%
	4(d) Underwriting
Affirmative	156,942,907.846	88.495%	90.180%
Against	5,021,380.405	2.831%	2.886%
Abstain	6,268,734.563	3.535%	3.601%
Broker Non-votes	5,799,171.000	3.270%	3.332%
TOTAL	174,032,193.814	98.131%	100.000%
	4(e) Real estate
Affirmative	156,821,397.173	88.426%	90.111%
Against	4,526,878.949	2.553%	2.601%
Abstain	6,884,746.692	3.882%	3.956%
Broker Non-votes	5,799,171.000	3.270%	3.332%
TOTAL	174,032,193.814	98.131%	100.000%
	4(f) Commodities
Affirmative	157,759,612.218	88.955%	90.650%
Against	3,928,639.963	2.216%	2.257%
Abstain	6,544,770.633	3.690%	3.761%
Broker Non-votes	5,799,171.000	3.270%	3.332%
TOTAL	174,032,193.814	98.131%	100.000%
	4(g) Loans
Affirmative	155,027,322.028	87.415%	89.080%
Against	6,358,315.788	3.585%	3.653%
Abstain	6,847,384.998	3.861%	3.935%
Broker Non-votes	5,799,171.000	3.270%	3.332%
TOTAL	174,032,193.814	98.131%	100.000%
	4(h) Senior securities
Affirmative	156,933,047.205	88.489%	90.175%
Against	4,904,583.619	2.766%	2.818%
Abstain	6,395,391.990	3.606%	3.675%
Broker Non-votes	5,799,171.000	3.270%	3.332%
TOTAL	174,032,193.814	98.131%	100.000%

**FUND TOTALS:	SHARES
RECORD TOTAL	177,346,693.038
VOTED SHARES	174,032,193.814
PERCENT PRESENT	98.131%

68	Lifestyle Portfolios | Semiannual report

For more information

PROXY VOTING POLICY AND PROXY VOTING RECORD. A description of the Portfolios’ proxy voting policies and procedures, and information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available without charge, upon request.

By phone	On the Portfolios’ Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Thomas M. Kinzler	Principal distributor
James M. Oates, Chairman	Secretary and Chief Legal Officer	John Hancock Funds, LLC
Charles L. Bardelis		601 Congress Street
James R. Boyle†	Francis V. Knox, Jr.	Boston, MA 02210-2805
Peter S. Burgess	Chief Compliance Officer
Elizabeth G. Cook		Custodian
Hassell H. McClellan	Investment adviser	State Street Bank & Trust Co.
John D. Richardson,	John Hancock Investment	2 Avenue de Lafayette
Trustee Emeritus	Management Services, LLC	Boston, MA 02111
†Non-Independent Trustee	601 Congress Street
	Boston, MA 02210-2805	Transfer agent
Officers		John Hancock Signature
Keith F. Hartstein	Subadviser	Services, Inc.
President and Chief Executive Officer	MFC Global Investment	P.O. Box 9510
	Management (U.S.A.) Limited	Portsmouth, NH 03802-9510
John G. Vrysen	200 Bloor Street East
Chief Operating Officer	Toronto, Ontario, Canada	Legal counsel
	M4W 1E5	K&L Gates LLP
Charles A. Rizzo		One Lincoln Street
Chief Financial Officer		Boston, MA 02111

Gordon M. Shone
Treasurer

Each underlying fund’s accounting policies are outlined in the underlying fund’s shareholder report, available without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov, File # 811-21779, CIK 0001331971 for JHF II and File # 811-21777, CIK 0003129954 for JHF III.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	Mutual Fund Operations
	Signature Services, Inc.	John Hancock
	164 Corporate Drive	Signature Services, Inc.
	Portsmouth, NH 03801	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-888-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

QUARTERLY PORTFOLIO DISCLOSURE. The Portfolios file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Form N-Q is available electronically on the SEC Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. For more information on the Public Reference Room, call 1-202-551-8090.

Semiannual report | Lifestyle Portfolios	69

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Lifestyle Portfolios.	LS0SA	6/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.		8/08

John Hancock
MUTUAL FUNDS

John Hancock
Retirement Distribution Portfolio

Semiannual Report
6.30.08

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding portfolio expenses

As a shareholder of John Hancock Funds II Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Portfolio expenses. In the case of Retirement Distribution Portfolio, in addition to the operating expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro-rata share of the operating expenses of the affiliated underlying funds in which the Portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and the Portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2008 through June 30, 2008).

Actual expenses

The first line in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Semiannual report | Retirement Distribution Portfolio	1

Your expenses

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses paid
	account value	account value	during period
	on 1-1-08[1]	on 6-30-08	ended 6-30-08[2,3]

Retirement Distribution Portfolio

Class A — Actual	$1,000.00	$935.40	$2.84

Class A — Hypothetical (5% annualized return	1,000.00	1,021.90	2.97
before expenses)

1 Commencement of operations.

2 Expenses are equal to the Portfolio’s annualized expense ratio of 0.59% multiplied by the average account value over the period, multiplied by number of days in the period (182) and divided by 366 (to reflect the one-half year period).

3 Retirement Distribution Portfolio expense ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio for the period ended June 30, 2008 was 0.67% –1.14%.

2	Retirement Distribution Portfolio | Semiannual report

Portfolio summary

Asset allocation[1]		Underlying funds’ investment managers

Equity		BlackRock Investment Management, LLC
		(formerly Mercury Advisors)
Commodities	14%
		Columbia Management Advisors, LLC
U.S. Mid Cap	8%	(Columbia)

U.S. Large Cap	6%	Davis Advisors

Emerging Markets	5%	Declaration Management

International Small Cap	5%	Deutsche Asset Management

Real Estate	4%	Dimensional Fund Advisors, Inc.

International Large Cap	3%	Franklin®Templeton®

Natural Resources	2%	Grantham, Mayo, Van Otterloo & Co.

Fixed income		Jennison Associates LLC

Intermediate Bond	37%	Lord, Abbett

High Yield Bond	6%	Marsico Capital Management, LLC

Global Bond	6%	MFC Global Investment Management
		(U.S.), LLC
Short-Term Securities	4%
		MFC Global U.S./Declaration

		Pacific Investment Management Company

		T. Rowe Price Associates, Inc.

		Van Kampen

		Wellington Management Company, LLP

		Wells Capital Management, Inc.

		Western Asset Management Company

1 As a percentage of net assets on June 30, 2008.

Semiannual report | Retirement Distribution Portfolio	3

F I N A N C I A L   S T A T E M E N T S

Portfolio’s investments

Securities owned by the Portfolio on 6-30-08 (unaudited)

Portfolio of investments, showing all affiliated underlying funds.

Issuer	Shares	Value

Investment companies 94.63%		$4,426,467

(Cost $4,799,042)

Investment Companies 14.48%		677,477

WisdomTree DEFA High-Yielding Equity Fund	5,300	299,662

WisdomTree High-Yielding Equity Fund	9,500	377,815

John Hancock Funds II 79.18%		$3,703,780

Active Bond (MFC Global U.S./Declaration) (c)(f)	37,754	346,204

Capital Appreciation (Jennison) (f)	8,764	91,148

Core Bond (Wells Capital) (f)	36,456	456,059

Emerging Markets Value (DFA) (f)	21,313	221,015

Equity-Income (T. Rowe Price) (f)	2,756	43,275

Fundamental Value (Davis) (f)	2,875	44,595

Global Bond (PIMCO) (f)	16,728	259,447

Global Real Estate (Deutsche) (f)	20,367	166,191

High Income (MFC Global U.S.) (c)(f)	11,108	87,973

High Yield (WAMCO) (f)	11,007	98,297

International Opportunities (Marsico) (f)	2,643	43,552

International Small Cap (Templeton) (f)	7,813	132,188

International Small Company (DFA) (f)	9,804	91,078

International Value (Templeton) (f)	2,627	43,011

Large Cap Value (BlackRock) (f)	1,987	44,376

Mid Cap Intersection (Wellington) (f)	10,741	96,133

Mid Cap Stock (Wellington) (f)	5,181	89,948

Mid Cap Value (Lord Abbett) (f)	5,252	86,922

Natural Resources (Wellington) (f)	2,591	113,282

Total Bond Market (Declaration) (c)(f)	45,590	455,446

Total Return (PIMCO) (f)	32,661	457,913

U.S. High Yield Bond (Wells Capital) (f)	8,219	99,374

Value & Restructuring (UST) (f)	3,834	49,693

Value (Van Kampen) (f)	9,461	86,660

John Hancock Funds III 0.97%		$45,210

International Core (GMO) (f)	1,163	45,210

See notes to financial statements

4	Retirement Distribution Portfolio | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Principal
Issuer	rate	amount	Value

Short-term investments 5.79%			$271,000

(Cost $271,000)

Federal Home Loan Bank Discount Notes
zero coupon due 7-1-08	2.030 (y)	$271,000	271,000

Total Investments (Cost $5,070,042) 100.42%			$4,697,467

Liabilities in excess of other assets (0.42%)			(19,736)

Total net assets 100.00%			$4,677,731

Percentages are stated as a percent of net assets.

(c) The underlying John Hancock Fund’s subadviser is an affiliate of the Fund.

(f) The underlying fund’s subadviser.

(y) Represents current yield as of June 30, 2008.

See notes to financial statements

Semiannual report | Retirement Distribution Portfolio	5

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 6-30-08 (unaudited)

This Statement of Assets and Liabilities is the Portfolio’s balance sheet. It shows the value of what the Portfolio owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated funds, at value	$948,477
Investments in affiliated funds, at value (Note 7)	3,748,990

Total investments, at value	4,697,467
Cash	177
Receivable due from adviser	410

Total assets	4,698,054

Liabilities

Other payables and accrued expenses	20,323

Net assets

Capital paid-in	$5,075,000
Undistributed net investment loss	(24,695)
Accumulated undistributed net realized gain on investments	1
Net unrealized depreciation on investments	(372,575)

Net assets	$4,677,731
Investments in unaffiliated issuers, at cost	$1,119,851
Investments in affiliated issuers, at cost	$3,950,191

Net asset value per share

The Portfolio has an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of Class A shares by the number of outstanding shares in Class A.

Net assets — Class A	$4,677,731
Shares outstanding	507,796
Net asset value, offering price and redemption price per share	$9.21

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)	$9.69

See notes to financial statements

6	Retirement Distribution Portfolio | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 6-30-08 (unaudited)1

This Statement of Operations summarizes the Portfolio’s investment income earned and expenses incurred in operating the Portfolio. It also shows net gains for the period stated.

Investment income

Income distributions received from affiliated underlying funds	$50,201
Dividends	10,853
Interest	3,256

Total investment income	64,310

Expenses

Investment management fees (Note 3)	3,786
Distribution and service fees (Note 3)	7,169
Fund administration fees (Note 3)	260
Audit and legal fees	21,189
Printing and postage fees (Note 3)	900
Custodian fees	4,933
Trustees’ fees (Note 4)	22
Registration and filing fees	351
Total expenses	38,610
Less expense reductions (Note 3)	(24,605)
Net expenses	14,005
Net investment income	50,305

Realized and unrealized gain (loss)

Net realized gain on investments in unaffiliated issuers	1

Change in net unrealized depreciation of
Investments in unaffiliated issuers	(171,374)
Investments in affiliated underlying funds	(201,201)

(372,575)

Net realized and unrealized loss	(372,574)

Decrease in net assets from operations	($322,269)

1 Period from 1-1-08 (commencement of operations) to 6-30-08.

See notes to financial statements

Semiannual report | Retirement Distribution Portfolio	7

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

This Statement of Changes in Net Assets shows how the value of the Portfolio’s net assets has changed during the period. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Portfolio share transactions.

Period
ended
6-30-08[1]
(Unaudited)

Increase (decrease) in net assets

From operations
Net investment income	$50,305
Net realized gain	1
Change in net unrealized depreciation	(372,575)

Decrease in net assets resulting from operations	(322,269)
Distributions to shareholders
From net investment income	(75,000)

From Fund share transactions (Note 5)	5,075,000

Total increase	4,677,731

Net assets

Beginning of period	—

End of period	$4,677,731

Undistributed net investment loss	($24,695)

1 Period from 1-1-08 (commencement of operations) to 6-30-08.

See notes to financial statements

8	Retirement Distribution Portfolio | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Portfolio’s net asset value for a share has changed since the beginning of the period.

CLASS A SHARES

Period ended	6-30-08[1,2]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[3,4]	0.10
Net realized and unrealized loss on investments	(0.74)
Total from investment operations	(0.64)
Less distributions
From net investment income	(0.15)
Net asset value, end of period	$9.21
Total return (%)[4]	(6.46)[5,6,7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.62[8,9,10]
Expenses net of all fee waivers, if any	0.59[8,9]
Expenses net of all fee waivers and credits	0.59[8,9]
Net investment income (loss)	2.11[8,9]
Portfolio turnover (%)	— [6,11]

1 Unaudited.

2 Class A shares began operations on 1-1-08.

3 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Total returns would have been lower had certain expenses not been reduced during the period shown.

8 Annualized.

9 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

10 Does not take into consideration expense reductions during the period shown.

11 Less than 1%.

See notes to financial statements

Semiannual report | Retirement Distribution Portfolio	9

Notes to financial statements (unaudited)

Note 1
Organization of the Trust

Retirement Distribution Portfolio (the Portfolio) is a series of John Hancock Funds II (the Trust or JHF II). The Trust is an open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several funds, each with a stated investment objective that it pursues through separate investment policies. The Trust currently offers seventy-two separate investment funds.

The Portfolio is non-diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”).

The Portfolio operates as a “fund of funds”, investing in Class NAV shares of underlying funds of the Trust, John Hancock Funds III (JHF III) and also in other affiliated funds of the John Hancock funds complex. The Portfolio may also invest in unaffiliated underlying funds and other permitted investments.

The JHF III funds are retail mutual funds advised by John Hancock Investment Management Services, LLC (JHIMS or the Adviser) and distributed by John Hancock Funds, LLC (the Distributor).

The accounting policies of the affiliated underlying funds of the Trust are outlined in the shareholder reports for such funds, available without charge by calling 1-800-225-5291, or on the Securities and Exchange Commission (SEC) Web site at www.sec.gov, or at the commission’s public reference room in Washington, D.C. The affiliated underlying funds are not covered by this report.

JHIMS, a Delaware limited liability company controlled by John Hancock Life Insurance Company (U.S.A.) (John Hancock USA) serves as investment adviser for the Trust and the Distributor, an affiliate of the Adviser, serves as principal underwriter. John Hancock Life Insurance Company of New York (John Hancock New York) is a wholly owned subsidiary of John Hancock USA. John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of the Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

The Board of Trustees have authorized the issuance of Class A shares of the Portfolio. Class A shares are open to all retail investors.

John Hancock USA owned 507,796 Class A shares of beneficial interest of the Portfolio on June 30, 2008.

Note 2
Significant accounting policies

In the preparation of the financial statements, the Portfolio follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Securities valuation

The net asset value of the shares of the Portfolio is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Investments by the Portfolio in underlying affiliated funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation polices, as outlined in the underlying funds’ financial statements. Short-term debt

10	Retirement Distribution Portfolio | Semiannual report

investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Portfolio and by the underlying affiliated funds are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price.

The Portfolio adopted Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly through corroboration with observable market data. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Portfolio’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$4,426,467	—

Level 2 — Other Significant Observable Inputs	271,000	—

Level 3 — Significant Unobservable Inputs	—	—

Total	$4,697,467	—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation of the instrument.

Investment risk

Certain underlying funds may invest a portion of their assets in securities of issuers that hold mortgage securities including sub-prime mortgage securities. The value of these securities is sensitive to change in economic conditions including delinquencies and/or defaults and may be adversely affected by shifts to the markets perception of the issuers and changes in interest rates.

Security transactions and related investment income

Investment security and underlying affiliated funds transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded by the underlying affiliated funds on the ex-dividend date. Distributions from the underlying

Semiannual report | Retirement Distribution Portfolio	11

affiliated funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date.

The Portfolio uses the specific identification method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Federal income taxes

The Portfolio qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

The Portfolio adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Portfolio’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Portfolio’s financial statements. The Portfolio’s federal tax return for this fiscal year remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Portfolio records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Portfolio’s financial statements as a return of capital.

Note 3
Investment advisory and
other agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Portfolios, subject to the supervision of the Board of Trustees. The Portfolio has a subadvisory agreement with MFC Global (U.S.A.) and is a wholly-owned subsidiary of MFC. The Portfolio is not responsible for the payment of subadvisory fees.

The advisory fee has two components: (a) a fee on assets invested in affiliated Funds (Affiliated Fund Assets) and (b) a fee on assets not invested in affiliated funds (Other Assets). Affiliated Funds are any Fund of JHF II and JHF III. Under the Advisory Agreement, the Portfolio pays a daily management fee to the Adviser as stated below:

The fee on Affiliated Assets is stated as an annual percentage of the current value of the aggregate net assets of the Portfolio and the Retirement Rising Distribution Portfolio and is equivalent to the sum of: (a) 0.060% of the first $500 million of Aggregate Net Assets and (b) 0.050% of the Excess over $500 million of Aggregate Net Assets.

The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of the Portfolio and the Retirement Rising Distribution Portfolio and is equivalent to the sum of: (a) 0.510% of the first $500 million of Aggregate Net Assets and (b) 0.500% of the Excess over $500 million of Aggregate Net Assets and is applied to the Other Assets of the Portfolio.

The investment management fees incurred for the period ended June 30, 2008, were

12	Retirement Distribution Portfolio | Semiannual report

equivalent to an annual effective rate of 0.16% of the Portfolio’s average daily net assets.

Expense reimbursements

The Adviser has contractually agreed to reimburse or limit certain Portfolio level expenses to 0.09% of the Portfolio’s average annual net assets. This agreement excludes taxes, portfolio brokerage commissions, interest, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business. In addition, fees incurred under any agreement or plans of the Portfolio dealing with services for the shareholders and others with beneficial interest in shares of the Portfolio, are excluded.

The Adviser has also agreed to a contractual expense limit on Class A specific expenses (which include 12b-1, transfer agent, service fees, blue sky, and printing and postage) of 0.35%. Accordingly, the expense reduction related to this expense limitation amounted to $24,605 for the period ended June 30, 2008. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser.

Fund administration fees

Pursuant to the Advisory Agreement, the Portfolio reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Portfolio, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports.

The fund administration fees incurred for the period ended June 30, 2008, were equivalent to an annual effective rate of 0.01% of the Portfolio’s average daily net assets.

Distribution and service plans

The Trust has a Distribution Agreement with the Distributor. The Portfolio has adopted a Distribution Plan with respect to Class A pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Portfolio. Accordingly, the Portfolio makes daily payments to the Distributor at an annual rate not to exceed 0.30% of the average daily net assets of Class A. A maximum of 0.25% of average daily net assets may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly, National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Portfolio’s 12b-1 payments could occur under certain circumstances.

Sales charges

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the period ended June 30, 2008, the Portfolio received no net up-front sales charges.

Transfer agent fees

The Portfolio has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A shares, the Portfolio pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. The Portfolio pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A share average daily net assets. This agreement is effective until December 31, 2008. Signature Services reserves the right to terminate this limitation in the future. There were no transfer agent fee reductions for Class A shares during the period ended June 30, 2008.

The Portfolio receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Portfolio’s transfer agent fees and out-of-pocket expenses. During the period ended June 30, 2008, there were no transfer agent credits earned.

Semiannual report | Retirement Distribution Portfolio	13

Note 4
Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Portfolio based on its average daily net asset value.

Note 5
Capital shares

Share activity for the Portfolio for the period ended June 30, 2008, was as follows:

	Period ended 6-30-08[1]
	Shares	Amount
Class A shares

Sold	500,000	$5,000,000
Distributions reinvested	7,796	75,000
Net increase	507,796	$5,075,000

1Period from 1-1-08 (commencement of operations) to 6-30-08.

Note 6
Purchases and sales of securities

Purchases and sales of the affiliated and unaffiliated underlying funds during the period June 30, 2008, aggregated $4,799,052 and $11, respectively.

Note 7
Investment in affiliated
underlying funds

The Portfolio invests primarily in affiliated underlying funds that are managed by affiliates of the Adviser. The Portfolio does not invest in affiliated underlying funds for the purpose of exercising management or control; however, the Portfolio’s investments may represent a significant portion of each underlying fund’s net assets. For the period ended June 30, 2008 the Portfolio did not hold a significant position in any of the underlying funds.

14	Retirement Distribution Portfolio | Semiannual report

Evaluation of Advisory and Subadvisory
Agreements by the Board of Trustees

At its meeting on December 13–14, 2007, the Board, including all of the Independent Trustees, approved the following new portfolios for John Hancock Funds II (the Trust):

1. Retirement Distribution Portfolio

2. Retirement Rising Distribution Portfolio (collectively, the New Portfolios)

This section describes the evaluation by the Board of Trustees of:

(a) an amendment (the Advisory Agreement Amendment) to the advisory agreement between John Hancock Trust (the Trust) and John Hancock Investment Management Services, LLC (the Adviser or JHIMS) to add the New Portfolios.

(b) an amendment to the subadvisory agreement (the Subadvisory Agreement Amendment) between the Adviser and MFC Global Investment Management (U.S.A.), Limited (MFC Global (U.S.A.)) to add the New Portfolios.

MFC Global (U.S.A.) is also referred to as the Subadviser.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s Adviser, approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (the Funds) and approving the Trust’s advisory and subadvisory agreements (and any sub-subadvisory agreements), their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with entities that are not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arm’s-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

15

Approval of Advisory Agreement

At its meeting on December 13–14, 2007, the Board, including all the Independent Trustees, approved the Advisory Agreement Amendment.

In approving the Advisory Agreement Amendment, and with reference to the factors that it regularly considers, the Board:

(1) (a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to perform its services under the Advisory Agreement with respect to the New Portfolios;

(2) reviewed the advisory fee structure for the New Portfolios and the incorporation of the subadvisory fee breakpoints (as described below under Approval of Subadvisory Agreements) and concluded that, although economies of scale cannot be measured with precision, for New Portfolios with subadvisory fee breakpoints, these arrangements permit shareholders of the New Portfolios to benefit from economies of scale if the assets of such funds grow;

(3) (a) reviewed the anticipated profitability of the JHIMS’s relationship with the New Portfolios in terms of the total amount of annual advisory fees it would receive with respect to the New Portfolios and whether JHIMS has the financial ability to provide a high level of services to the New Portfolios,

(b) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the New Portfolios, and

(c) noted that JHIMS will pay the subadvisory fee out of the advisory fees JHIMS will receive from the New Portfolios and concluded that the advisory fees to be paid by the Trust with respect to these funds are not unreasonable in light of such information; and

(4) (a) reviewed comparative information with respect to the advisory fee rates and concluded that the anticipated advisory fees for the New Portfolios are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that the Adviser pays the subadvisory fees of New Portfolios. The Board also took into account the level and quality of services expected to be provided by JHIMS with respect to the New Portfolios, as well as the other factors considered.

In addition, in the case of each Retirement Portfolio, the Trustees reviewed the advisory fee to be paid to the Adviser for the Retirement Portfolio and concluded that the advisory fee to be paid to the Adviser with respect to each Retirement Portfolio is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of each Retirement Portfolio and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of each Retirement Portfolio and those of its underlying portfolios.

Additional information that the Board considered in approving the Advisory Agreement Amendment is set forth in Appendix A.

16

Approval of Subadvisory Agreements

At its meeting on December 13–14, 2007, the Board, including all the Independent Trustees, approved the Subadvisory Agreement Amendments.

In making its determination with respect to the Subadvisory Agreement Amendments and with reference to the factors that it considers, the Board reviewed or considered:

(1) that each Subadviser currently provided subadvisory services to the Trust or John Hancock Trust and has extensive experience and demonstrated skills as a manager;

(2) the investment performance of other Trust or John Hancock Trust funds managed by each Subadviser;

(3) the investment performance of the Subadviser’s portfolios managed comparably to the New Portfolio and comparative performance information relating to the benchmark;

(4) the proposed subadvisory fee for each New Portfolio and comparative fee information; and

(5) information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board’s decision to approve the Subadvisory Agreement Amendments was based on a number of determinations, including the following:

(1) Each Subadviser currently manages other funds of the Trust and John Hancock Trust and the Board is generally satisfied with each Subadviser’s management of these funds;

(2) The subadvisory fees are paid by the Adviser and not by the Portfolios and are generally competitive within the range of industry norms;

(3) The subadvisory breakpoints are reflected as breakpoints in the advisory fees for the New Portfolios;

(4) The performance of the comparably managed portfolios of the Subadviser as set forth in Appendix A;

(5) The Material Relationships consist of arrangements in which the Subadviser or its affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts, and exempt group annuity contracts sold to qualified plans, and which in no case contained elements that would cause the Board to conclude that approval of the subadvisory agreement with the Subadviser would be inappropriate.

In addition, the Trustees reviewed the subadvisory fees to be paid to MFC Global (U.S.A.) for the New Portfolios and concluded that the subadvisory fee to be paid to MFC Global (U.S.A.) with respect to each New Portfolio is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of each New Portfolio and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the New Portfolio and those of its underlying portfolios.

17

Appendix A

	Comparable Fund	Estimated Fees
	Performance as of	and Expenses as of
Trust (Subadviser)	September 30, 2007	September 30, 2007	Other Comments

Retirement	The JHF II Lifecycle	Advisory fees for	The Board noted
Distribution	Retirement Portfolio,	this Trust were	that each Trust has
and Retirement	a portfoio managed	higher than its peer	not yet commenced
Rising Distribution	in a style similar	group median.	operations.
Funds	to each Trust, out-
	performed its peer		The board further
(MFC Global	group and bench-		noted that the sub-
Investment	mark since		adviser manages
Management	its inception in		several other John
(U.S.A.) Limited)	October 2006.		Hancock Trust and
John Hancock Funds
II asset allocation
portfolios and it is
generally satisfied
with the performance
of these products.

18

For more information

PROXY VOTING POLICY AND PROXY VOTING RECORD. A description of the Portfolio’s proxy voting policies and procedures, and information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available without charge upon request.

By phone	On the Portfolio’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Principal distributor
James M. Oates, Chairman	Chief Financial Officer	John Hancock Funds, LLC
Charles L. Bardelis		601 Congress Street
James R. Boyle†	Gordon M. Shone	Boston, MA 02210-2805
Peter S. Burgess	Treasurer
Elizabeth G. Cook		Custodian
Hassell H. McClellan	John G. Vrysen	State Street Bank & Trust Co.
John D. Richardson,	Chief Operating Officer	2 Avenue de Lafayette
Trustee Emeritus†		Boston, MA 02111
Investment adviser
†Non-Independent Trustee	John Hancock Investment	Transfer agent
	Management Services, LLC	John Hancock Signature
Officers	601 Congress Street	Services, Inc.
Keith F. Hartstein	Boston, MA 02210-2805	P.O. Box 9510
President and		Portsmouth, NH 03802-9510
Chief Executive Officer	Subadviser
	MFC Global Investment	Legal counsel
Thomas M. Kinzler	Management (U.S.A.) Limited	K&L Gates LLP
Secretary and Chief Legal Officer	200 Bloor Street East	One Lincoln Street
	Toronto, Ontario, Canada	Boston, MA 02111-2950
Francis V. Knox, Jr.	M4W 1E5
Chief Compliance Officer

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s Web site at www.sec.gov. The Portfolio’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Portfolio’s complete schedule of holdings can be found in its semiannual or annual report on www.jhfunds.com.

Semiannual report | Retirement Distribution Portfolio	19

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Retirement Distribution Portfolio.	330SA 6/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	8/08

John Hancock

MUTUAL FUNDS

John Hancock

Retirement Rising Distribution Portfolio

Semiannual Report

6.30.08

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding portfolio expenses

As a shareholder of John Hancock Funds II Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Portfolio expenses. In the case of Retirement Rising Distribution Portfolio, in addition to the operating expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro-rata share of the operating expenses of the affiliated underlying funds in which the Portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and the Portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2008 through June 30, 2008).

Actual expenses

The first line in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Semiannual report | Retirement Rising Distribution Portfolio	1

Your expenses

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses paid
	Account value	Ending value	during period
	on 1-1-08[1]	on 6-30-08	ended 6-30-08[2,3]

Class A — Actual	$1,000.00	$962.70	$2.93

Class A — Hypothetical
(5% annualized return	1,000.00	1,021.90	3.02
before expenses)

1 Commencement of operations.

2 Expenses are equal to the Portfolio’s annualized expense ratio of 0.60% multiplied by the average account value over the period, multiplied by number of days in the period (182) and divided by 366 (to reflect the one-half year period).

3 Retirement Rising Distribution Portfolio expense ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio for the period ended June 30, 2008 was 0.67% –1.14%.

2	Retirement Rising Distribution Portfolio | Semiannual report

Portfolio summary

Asset allocation[1]		Underlying funds’ investment managers

Equity		Davis Advisors

Commodities	19%	Declaration Management

U.S. Mid Cap	10%	Deutsche Asset Management

Emerging Markets	5%	Dimensional Fund Advisors, Inc.

International Small Cap	4%	Franklin®Templeton®

U.S. Large Cap	3%	Jennison Associates LLC

International Large Cap	2%	Lord, Abbett

Real Estate	2%	Marsico Capital Management, LLC

Natural Resources	2%	MFC Global Investment Management
		(U.S.), LLC
Fixed Income
		MFC Global U.S./Declaration
Intermediate Bond	28%
		Pacific Investment Management Company
Treasury Inflation-Protected Securities	10%
		T. Rowe Price Associates, Inc.
Short-Term Securities	6%
		Van Kampen
High Yield Bond	5%
		Wellington Management Company, LLP
Global Bond	4%
		Wells Capital Management, Inc.

		Western Asset Management Company

1 As a percentage of net assets on June 30, 2008.

Semiannual report | Retirement Rising Distribution Portfolio	3

F I N A N C I A L   S T A T E M E N T S

Portfolio’s investments

Securities owned by the Portfolio on 6-30-08 (unaudited)

Portfolio of investments, showing all affiliated underlying funds.

Issuer	Shares	Value

Investment companies 93.71%		$4,510,088

(Cost $4,752,860)

Investment Companies 19.09%		918,837

PowerShares DB Commodity
Index Tracking Fund	6,400	286,592

WisdomTree DEFA High-Yielding Equity Fund	4,500	254,430

WisdomTree High-Yielding Equity Fund	9,500	377,815

John Hancock Funds II 74.62%		3,591,251

Active Bond (MFC Global U.S./Declaration) (c)(f)	32,361	296,746

Capital Appreciation (Jennison) (f)	4,382	45,574

Core Bond (Wells Capital) (f)	28,354	354,713

Emerging Markets Value (DFA) (f)	21,313	221,015

Equity-Income (T. Rowe Price) (f)	2,756	43,275

Fundamental Value (Davis) (f)	2,875	44,595

Global Bond (PIMCO) (f)	13,382	207,557

Global Real Estate (Deutsche) (f)	10,183	83,096

High Income (MFC Global U.S.) (c)(f)	11,108	87,973

High Yield (WAMCO) (f)	5,504	49,148

International Opportunities (Marsico) (f)	2,643	43,552

International Small Cap (Templeton) (f)	5,208	88,125

International Small Company (DFA) (f)	9,804	91,078

International Value (Templeton) (f)	2,627	43,011

Mid Cap Intersection (Wellington) (f)	16,112	144,200

Mid Cap Stock (Wellington) (f)	7,772	134,922

Mid Cap Value (Lord Abbett) (f)	7,878	130,383

Natural Resources (Wellington) (f)	2,591	113,282

Real Return Bond (PIMCO) (f)	33,636	472,582

Total Bond Market (Declaration) (c)(f)	35,459	354,236

Total Return (PIMCO) (f)	25,403	356,154

U.S. High Yield Bond (Wells Capital) (f)	8,219	99,374

Value (Van Kampen) (f)	9,461	86,660

See notes to financial statements

4	Retirement Rising Distribution Portfolio | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Principal
Issuer	rate	amount	Value

Short-term investments 6.69%			$322,000

(Cost $322,000)

Federal Home Loan Bank Discount Notes
zero coupon due 7-1-08	2.030 (y)	$322,000	322,000

Total Investments (Cost $5,074,860) 100.40%			$4,832,088

Liabilities in excess of other assets (0.40)%			($19,123)

Total net assets 100.00%			$4,812,965

Percentages are stated as a percent of net assets.

(c) The underlying John Hancock Fund’s subadviser is an affiliate of the Fund.

(f) The underlying fund’s subadviser.

(y) Represents current yield as of June 30, 2008.

See notes to financial statements

Semiannual report | Retirement Rising Distribution Portfolio	5

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 6-30-08 (unaudited)

This Statement of Assets and Liabilities is the Portfolio’s balance sheet. It shows the value of what the Portfolio owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated funds, at value	$1,240,837
Investments in affiliated funds, at value (Note 7)	3,591,251

Total investments, at value	4,832,088
Cash	780
Receivable due from adviser	409

Total assets	4,833,277

Liabilities

Other payables and accrued expenses	20,312

Net assets

Capital paid-in	$5,050,000
Undistributed net investment loss	(872)
Accumulated undistributed net realized gain on investments	6,609
Net unrealized depreciation on investments	(242,772)

Net assets	$4,812,965
Investments in unaffiliated issuers, at cost	$1,325,641
Investments in affiliated issuers, at cost	$3,749,219

Net asset value per share

The Portfolio has an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of Class A shares by the number of outstanding shares in Class A.

Net assets — Class A	$4,812,965
Shares outstanding	505,107
Net asset value and redemption price per share	$9.53

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)	$9.69

See notes to financial statements

6	Retirement Rising Distribution Portfolio | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 6-30-08 (unaudited)1

This Statement of Operations summarizes the Portfolio’s investment income earned and expenses incurred in operating the Portfolio. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$49,229
Income distributions received from affiliated underlying funds	10,853
Interest	3,659

Total investment income	63,741

Expenses

Investment management fees (Note 3)	4,270
Distribution and service fees (Note 3)	7,265
Fund administration fees (Note 3)	261
Audit and legal fees	21,188
Printing and postage fees (Note 3)	900
Custodian fees	4,933
Trustees’ fees (Note 4)	22
Registration and filing fees	351
Miscellaneous	2

Total expenses	39,192
Less expense reductions (Note 3)	(24,579)

Net expenses	14,613

Net investment income	49,128

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	6,609

Change in net unrealized depreciation of
Investments in unaffiliated issuers	(84,804)
Investments in affiliated underlying funds	(157,968)
(242,772)
Net realized and unrealized loss	(236,163)

Decrease in net assets from operations	($187,035)

1 Period from 1-1-08 (commencement of operations) to 6-30-08.

See notes to financial statements

Semiannual report | Retirement Rising Distribution Portfolio	7

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets (unaudited)

This Statement of Changes in Net Assets shows how the value of the Portfolio’s net assets has changed during the period. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Portfolio share transactions.

Period
ended
6-30-08[1]
(Unaudited)

Increase (decrease) in net assets

From operations
Net investment income	$49,128
Net realized gain	6,609
Change in net unrealized depreciation	(242,772)

Decrease in net assets resulting from operations	(187,035)

Distributions to shareholders
From net investment income	(50,000)

From Fund share transactions (Note 5)	5,050,000

Total increase	4,812,965

Net assets

Beginning of period	—

End of period	$4,812,965

Undistributed net investment loss	($872)

1 Period from 1-1-08 (commencement of operations) to 6-30-08.

See notes to financial statements

8	Retirement Rising Distribution Portfolio | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Portfolio’s net asset value for a share has changed since the beginning of the period.

CLASS A SHARES

Period ended	6-30-08[1,2]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[3,4]	0.10
Net realized and unrealized loss on investments	(0.47)
Total from investment operations	(0.37)
Less distributions
From net investment income	(0.10)
Net asset value, end of period	$9.53
Total return (%)[4]	(3.73)[5,6,7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.62[8,9,10]
Expenses net of fee waivers, if any	0.60[8,9]
Expenses net of all fee waivers and credits	0.60[8,9]
Net investment income (loss)	2.03[8,9]
Portfolio turnover (%)	— [6,11]

1 Unaudited.

2 Class A shares began operations on 1-1-08.

3 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Total returns would have been lower had certain expenses not been reduced during the period shown.

8 Annualized.

9 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

10 Does not take into consideration expense reductions during the period shown.

11 Less than 1%.

See notes to financial statements

Semiannual report | Retirement Rising Distribution Portfolio	9

Notes to financial statements (unaudited)

Note 1
Organization of the Trust

Retirement Rising Distribution Portfolio (the Portfolio) is a series of John Hancock Funds II (the Trust or JHF II). The Trust is an open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several funds, each with a stated investment objective that it pursues through separate investment policies. The Trust currently offers seventy-two separate investment funds.

The Portfolio is non-diversified for purposes of the Investment Company Act of 1940, as amended (the 1940 Act).

The Portfolio operates as a “fund of funds”, investing in Class NAV shares of underlying funds of the Trust, John Hancock Funds III (JHF III) and also in other affiliated funds of the John Hancock funds complex. The Portfolio may also invest in unaffiliated underlying funds and other permitted investments.

The JHF III funds are retail mutual funds advised by John Hancock Investment Management Services, LLC (JHIMS or the Adviser) and distributed by John Hancock Funds, LLC (the Distributor).

The accounting policies of the affiliated underlying funds of the Trust are outlined in the shareholder reports for such funds, available without charge by calling 1-800-225-5291 or on the Securities and Exchange Commission (SEC) Web site at www.sec.gov, or at the commission’s public reference room in Washington, D.C.

The affiliated underlying funds are not covered by this report.

JHIMS, a Delaware limited liability company controlled by John Hancock Life Insurance Company (U.S.A.) (John Hancock USA) serves as investment adviser for the Trust and the Distributor, an affiliate of the Adviser, serves as principal underwriter. John Hancock Life Insurance Company of New York (John Hancock New York) is a wholly owned subsidiary of John Hancock USA. John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of the Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

The Board of Trustees have authorized the issuance of Class A shares of the Portfolio. Class A shares are open to all retail investors.

John Hancock USA owned 505,107 Class A shares of beneficial interest of the Portfolio on June 30, 2008.

Note 2
Significant accounting policies

In the preparation of the financial statements, the Portfolio follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Securities valuation

The net asset value of the shares of the Portfolio is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Investments by the Portfolio in underlying affiliated funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation polices, as outlined in the underlying funds’ financial statements. Short-term debt

See notes to financial statements

10	Retirement Rising Distribution Portfolio | Semiannual report

investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Portfolio and by the underlying affiliated funds are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price.

The Portfolio adopted Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Prices determined using other significant observable inputs. Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly through corroboration with observable market data. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Portfolio’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$4,510,088	—

Level 2 — Other Significant Observable Inputs	322,000	—

Level 3 — Significant Unobservable Inputs	—	—

Total	$4,832,088	—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation of the instrument.

Investment risk

Certain underlying funds may invest a portion of their assets in securities of issuers that hold mortgage securities including sub-prime mortgage securities. The value of these securities is sensitive to change in economic conditions including delinquencies and/or defaults and may be adversely affected by shifts to the markets perception of the issuers and changes in interest rates.

Security transactions and related investment income

Investment security and underlying affiliated funds transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting

See notes to financial statements

Semiannual report | Retirement Rising Distribution Portfolio	11

purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded by the underlying affiliated funds on the ex-dividend date. Distributions from the underlying affiliated funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date.

The Portfolio uses the specific identification method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Federal income taxes

The Portfolio qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

The Portfolio adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Portfolio’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Portfolio’s financial statements. The Portfolio’s federal tax return for this fiscal year remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Portfolio records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Portfolio’s financial statements as a return of capital.

Note 3
Investment advisory
and other agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Portfolios, subject to the supervision of the Board of Trustees. The Portfolio has a subadvisory agreement with MFC Global (U.S.A.) and is a wholly-owned subsidiary of MFC. The Portfolio is not responsible for the payment of subadvisory fees.

The advisory fee has two components: (a) a fee on assets invested in affiliated Funds (Affiliated Fund Assets) and (b) a fee on assets not invested in affiliated funds (Other Assets). Affiliated Funds are any Fund of JHF II and JHF III. Under the Advisory Agreement, the Portfolio pays a daily management fee to the Adviser as stated below:

The fee on Affiliated Assets is stated as an annual percentage of the current value of the aggregate net assets of the Portfolio and the Retirement Distribution Portfolio and is equivalent to the sum of: (a) 0.060% of the first $500 million of Aggregate Net Assets and (b) 0.050% of the Excess over $500 million of Aggregate Net Assets.

The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of the Portfolio and the Retirement Distribution Portfolio and is equivalent to the sum of: (a) 0.510% of the first $500 million

See notes to financial statements

12	Retirement Rising Distribution Portfolio | Semiannual report

of Aggregate Net Assets and (b) 0.500% of the Excess over $500 million of Aggregate Net Assets and is applied to the Other Assets of the Portfolio.

The investment management fees incurred for the period ended June 30, 2008, were equivalent to an annual effective rate of 0.18% of the Portfolio’s average daily net assets.

Expense reimbursements

The Adviser has contractually agreed to reimburse or limit certain Portfolio level expenses to 0.09% of the Portfolio’s average annual net assets. This agreement excludes taxes, portfolio brokerage commissions, interest, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business. In addition, fees incurred under any agreement or plans of the Portfolio dealing with services for the shareholders and others with beneficial interest in shares of the Portfolio, are excluded.

The Adviser has also agreed to a contractual expense limit on Class A specific expenses (which include 12b-1, transfer agent, service fees, blue sky, and printing and postage) of 0.35%. Accordingly, the expense reduction related to this expense limitation amounted to $24,579 for the period ended June 30, 2008. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser.

Fund administration fees

Pursuant to the Advisory Agreement, the Portfolio reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Portfolio, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports.

The fund administration fees incurred for the period ended June 30, 2008, were equivalent to an annual effective rate of 0.01% of the Portfolio’s average daily net assets.

Distribution and service plans

The Trust has a Distribution Agreement with the Distributor. The Portfolio has adopted a Distribution Plan with respect to Class A pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Portfolio. Accordingly, the Portfolio makes daily payments to the Distributor at an annual rate not to exceed 0.30% of the average daily net assets of Class A. A maximum of 0.25% of average daily net assets may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly, National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Portfolio’s 12b-1 payments could occur under certain circumstances.

Sales charges

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the period ended June 30, 2008, the Portfolio received no net up-front sales charges.

Transfer agent fees

The Portfolio has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A shares, the Portfolio pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. The Portfolio pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A share average daily net assets. This agreement is effective until December 31, 2008. Signature Services reserves the right to terminate this limitation in the future. There were no transfer agent fee reductions for Class A shares during the period ended June 30, 2008.

The Portfolio receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Portfolio’s transfer agent fees

See notes to financial statements

Semiannual report | Retirement Rising Distribution Portfolio	13

and out-of-pocket expenses. During the period ended June 30, 2008, there were no transfer agent credits earned.

Note 4
Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Portfolio based on its average daily net asset value.

Note 5
Capital shares

Share activity for the Portfolio for the period ended June 30, 2008, was as follows:

	Period ended 6-30-08[1]
	Shares	Amount
Class A shares

Sold	500,000	$5,000,000
Distributions reinvested	5,107	50,000
Net increase	505,107	$5,050,000

1Period from 1-1-08 (commencement of operations) to 6-30-08.

Note 6
Purchases and sales of securities

Purchases and sales of the affiliated and unaffiliated underlying funds during the period ended June 30, 2008, aggregated $4,798,053 and $48,802, respectively.

Note 7
Investment in affiliated
underlying funds

The Portfolio invests primarily in affiliated underlying funds that are managed by affiliates of the Adviser. The Portfolio does not invest in affiliated underlying funds for the purpose of exercising management or control; however, the Portfolio’s investments may represent a significant portion of each underlying fund’s net assets. For the period ended June 30, 2008 the Portfolio did not hold a significant position in any of the underlying funds.

See notes to financial statements

14	Retirement Rising Distribution Portfolio | Semiannual report

Evaluation of Advisory and Subadvisory
Agreements by the Board of Trustees

At its meeting on December 13–14, 2007, the Board, including all of the Independent Trustees, approved the following new portfolios for John Hancock Funds II (the Trust):

1. Retirement Distribution Portfolio

2. Retirement Rising Distribution Portfolio (collectively, the New Portfolios)

This section describes the evaluation by the Board of Trustees of:

(a) an amendment (the Advisory Agreement Amendment) to the advisory agreement between John Hancock Trust (the Trust) and John Hancock Investment Management Services, LLC (the Adviser or JHIMS) to add the New Portfolios.

(b) an amendment to the subadvisory agreement (the Subadvisory Agreement Amendment) between the Adviser and MFC Global Investment Management (U.S.A.), Limited (MFC Global (U.S.A.)) to add the New Portfolios.

MFC Global (U.S.A.) is also referred to as the Subadviser.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s Adviser, approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (the Funds) and approving the Trust’s advisory and subadvisory agreements (and any sub-subadvisory agreements), their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with entities that are not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arm’s-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Retirement Rising Distribution Portfolio | Semiannual report	15

Approval of Advisory Agreement

At its meeting on December 13–14, 2007, the Board, including all the Independent Trustees, approved the Advisory Agreement Amendment.

In approving the Advisory Agreement Amendment, and with reference to the factors that it regularly considers, the Board:

(1) (a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to perform its services under the Advisory Agreement with respect to the New Portfolios;

(2) reviewed the advisory fee structure for the New Portfolios and the incorporation of the subadvisory fee breakpoints (as described below under Approval of Subadvisory Agreements) and concluded that, although economies of scale cannot be measured with precision, for New Portfolios with subadvisory fee breakpoints, these arrangements permit shareholders of the New Portfolios to benefit from economies of scale if the assets of such funds grow;

(3) (a) reviewed the anticipated profitability of the JHIMS’s relationship with the New Portfolios in terms of the total amount of annual advisory fees it would receive with respect to the New Portfolios and whether JHIMS has the financial ability to provide a high level of services to the New Portfolios,

(b) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the New Portfolios, and

(c) noted that JHIMS will pay the subadvisory fee out of the advisory fees JHIMS will receive from the New Portfolios and concluded that the advisory fees to be paid by the Trust with respect to these funds are not unreasonable in light of such information; and

(4) (a) reviewed comparative information with respect to the advisory fee rates and concluded that the anticipated advisory fees for the New Portfolios are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that the Adviser pays the subadvisory fees of New Portfolios. The Board also took into account the level and quality of services expected to be provided by JHIMS with respect to the New Portfolios, as well as the other factors considered.

In addition, in the case of each Retirement Portfolio, the Trustees reviewed the advisory fee to be paid to the Adviser for the Retirement Portfolio and concluded that the advisory fee to be paid to the Adviser with respect to each Retirement Portfolio is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of each Retirement Portfolio and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of each Retirement Portfolio and those of its underlying portfolios.

Additional information that the Board considered in approving the Advisory Agreement Amendment is set forth in Appendix A.

16	Semiannual report | Retirement Rising Distribution Portfolio

Approval of Subadvisory Agreements

At its meeting on December 13–14, 2007, the Board, including all the Independent Trustees, approved the Subadvisory Agreement Amendments.

In making its determination with respect to the Subadvisory Agreement Amendments and with reference to the factors that it considers, the Board reviewed or considered:

(1) that each Subadviser currently provided subadvisory services to the Trust or John Hancock Trust and has extensive experience and demonstrated skills as a manager;

(2) the investment performance of other Trust or John Hancock Trust funds managed by each Subadviser;

(3) the investment performance of the Subadviser’s portfolios managed comparably to the New Portfolio and comparative performance information relating to the benchmark;

(4) the proposed subadvisory fee for each New Portfolio and comparative fee information; and

(5) information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board’s decision to approve the Subadvisory Agreement Amendments was based on a number of determinations, including the following:

(1) Each Subadviser currently manages other funds of the Trust and John Hancock Trust and the Board is generally satisfied with each Subadviser’s management of these funds;

(2) The subadvisory fees are paid by the Adviser and not by the Portfolios and are generally competitive within the range of industry norms;

(3) The subadvisory breakpoints are reflected as breakpoints in the advisory fees for the New Portfolios;

(4) The performance of the comparably managed portfolios of the Subadviser as set forth in Appendix A;

(5) The Material Relationships consist of arrangements in which the Subadviser or its affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts, and exempt group annuity contracts sold to qualified plans, and which in no case contained elements that would cause the Board to conclude that approval of the subadvisory agreement with the Subadviser would be inappropriate.

In addition, the Trustees reviewed the subadvisory fees to be paid to MFC Global (U.S.A.) for the New Portfolios and concluded that the subadvisory fee to be paid to MFC Global (U.S.A.) with respect to each New Portfolio is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of each New Portfolio and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the New Portfolio and those of its underlying portfolios

Retirement Rising Distribution Portfolio | Semiannual report	17

Appendix A

	Comparable Fund	Estimated Fees
	Performance as of	and Expenses as of
Trust (Subadviser)	September 30, 2007	September 30, 2007	Other Comments

Retirement	The JHF II Lifecycle	Advisory fees for	The Board noted
Distribution	Retirement Portfolio,	this Trust were	that each Trust has
and Rising	a portfolio managed	higher than its peer	not yet commenced
Distribution Funds	in a style similar	group median.	operations.
to each Trust, out-
(MFC Global	performed its peer		The board further
Investment	group and bench-		noted that the sub-
Management	mark since		adviser manages
(U.S.A.) Limited)	its inception in		several other John
	October 2006.		Hancock Trust and
John Hancock Funds
II asset allocation
portfolios and it is
generally satisfied
with the performance
of these products.

18	Semiannual report | Retirement Rising Distribution Portfolio

For more information

PROXY VOTING POLICY AND PROXY VOTING RECORD. A description of the Portfolio’s proxy voting policies and procedures, and information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available without charge upon request.

By phone	On the Portfolio’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Principal distributor
James M. Oates, Chairman	Chief Financial Officer	John Hancock Funds, LLC
Charles L. Bardelis		601 Congress Street
James R. Boyle†	Gordon M. Shone	Boston, MA 02210-2805
Peter S. Burgess	Treasurer
Elizabeth G. Cook		Custodian
Hassell H. McClellan	John G. Vrysen	State Street Bank & Trust Co.
John D. Richardson,	Chief Operating Officer	2 Avenue de Lafayette
Trustee Emeritus†		Boston, MA 02111
Investment adviser
†Non-Independent Trustee	John Hancock Investment	Transfer agent
	Management Services, LLC	John Hancock Signature
Officers	601 Congress Street	Services, Inc.
Keith F. Hartstein	Boston, MA 02210-2805	P.O. Box 9510
President and		Portsmouth, NH 03802-9510
Chief Executive Officer	Subadviser
	MFC Global Investment	Legal counsel
Thomas M. Kinzler	Management (U.S.A.) Limited	K&L Gates LLP
Secretary and Chief Legal Officer	200 Bloor Street East	One Lincoln Street
	Toronto, Ontario, Canada	Boston, MA 02111-2950
Francis V. Knox, Jr.	M4W 1E5
Chief Compliance Officer

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s Web site at www.sec.gov. The Portfolio’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Portfolio’s complete schedule of holdings can be found in its semiannual or annual report on www.jhfunds.com.

Retirement Rising Distribution Portfolio | Semiannual report	19

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Retirement Rising Distribution Portfolio.	332SA 6/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	8/08

ITEM 2. CODE OF ETHICS.

(a)	Not Applicable
(b)	Not Applicable
(c)	Not Applicable
(d)	Not Applicable
(e)	Not Applicable
(f)	Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Not Applicable
(b)	Not Applicable
(c)	Not Applicable
(d)	Not Applicable
(e)	Not Applicable
(f)	Not Applicable.
(g)	Not Applicable
(h)	Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included with Item 1.

(a)	Not Applicable
(b)	Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and (ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) (b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/S/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer
Date: August 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer
Date: August 20, 2008

/S/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: August 20, 2008